UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2020
Columbia Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	5.27	6.67	4.31	3.47
	Including sales charges		0.33	1.60	3.29	2.96
Advisor Class*		11/08/12	5.38	6.91	4.57	3.71
Class C	Excluding sales charges	03/31/08	4.85	5.98	3.53	2.74
	Including sales charges		3.85	4.98	3.53	2.74
Institutional Class		01/09/86	5.40	6.94	4.57	3.71
Institutional 2 Class*		11/08/12	5.39	7.09	4.67	3.80
Institutional 3 Class		07/15/09	5.43	7.16	4.74	3.88
Class R*		11/16/11	5.14	6.53	4.05	3.18
Class V*	Excluding sales charges	03/07/11	5.36	6.82	4.42	3.55
	Including sales charges		0.40	1.73	3.40	3.05
Bloomberg Barclays U.S. Aggregate Bond Index			1.27	6.19	4.08	3.55
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Asset-Backed Securities — Non-Agency	17.8
Commercial Mortgage-Backed Securities - Agency	0.8
Commercial Mortgage-Backed Securities - Non-Agency	12.7
Common Stocks	0.0(a)
Corporate Bonds & Notes	16.0
Money Market Funds	3.9
Municipal Bonds	0.1
Options Purchased Puts	0.1
Residential Mortgage-Backed Securities - Agency	22.7
Residential Mortgage-Backed Securities - Non-Agency	25.5
U.S. Treasury Obligations	0.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2020)
AAA rating	36.1
AA rating	9.9
A rating	18.1
BBB rating	26.7
BB rating	1.0
B rating	0.1
Not rated	8.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.70	1,021.21	3.96	3.90	0.77
Advisor Class	1,000.00	1,000.00	1,053.80	1,022.46	2.68	2.64	0.52
Class C	1,000.00	1,000.00	1,048.50	1,017.45	7.81	7.69	1.52
Institutional Class	1,000.00	1,000.00	1,054.00	1,022.46	2.68	2.64	0.52
Institutional 2 Class	1,000.00	1,000.00	1,053.90	1,022.81	2.32	2.28	0.45
Institutional 3 Class	1,000.00	1,000.00	1,054.30	1,023.06	2.06	2.03	0.40
Class R	1,000.00	1,000.00	1,051.40	1,019.95	5.25	5.16	1.02
Class V	1,000.00	1,000.00	1,053.60	1,021.71	3.45	3.40	0.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,770,000	2,809,958
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	3,250,000	3,290,005
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,676,156
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	29,384	29,390
Series 2019-A Class B
12/15/2022	3.800%	1,750,000	1,760,897
Series 2019-B Class A
10/15/2026	2.720%	825,660	829,119
Series 2019-B Class B
10/15/2026	3.150%	11,750,000	11,794,160
Series 2020-REV1 Class A
05/15/2029	2.170%	1,785,000	1,782,412
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.609%	2,000,000	1,905,866
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.618%	2,000,000	1,933,758
Carlyle US CLO Ltd.(a),(b),(c)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	0.000%	1,845,000	1,839,129
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.814%	1,800,000	1,740,082
CLUB Credit Trust(a)
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	7,000,000	7,119,498
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	13,697	13,684
Series 2019-B Class A
06/17/2024	2.660%	484,096	483,958
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	359,988	361,761
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	417,423	420,239
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	1,350,000	1,331,412
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	207,123	207,380
Series 2019-P1 Class A
07/15/2026	2.940%	974,328	981,715
Series 2019-P1 Class B
07/15/2026	3.280%	2,150,000	2,168,335
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	1,757,808	1,792,629
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.630%	1,250,000	1,214,515
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,163,994
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,039,061
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,250,000	4,258,697
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	700,000	709,334
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	900,000	922,208
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,700,000	1,698,943
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	4,250,000	4,335,491
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	2,993,685
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	1,101,241	1,095,864
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.968%	5,000,000	4,889,240
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.568%	3,700,000	3,543,131
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.116%	1,150,000	1,126,085
Marlette Funding Trust(a)
Series 2018-2A Class B
07/17/2028	3.610%	446,173	446,337
Subordinated Series 2018-1A Class C
03/15/2028	3.690%	545,105	546,434
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	1,700,000	1,723,190
Subordinated Series 2020-2A Class B
09/16/2030	1.830%	4,400,000	4,414,867
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.618%	1,820,000	1,751,535
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	1.428%	2,500,000	2,481,842
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.666%	4,000,000	3,897,100
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,431,895	1,443,594
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,162,372
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.368%	2,500,000	2,463,817
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	822,868	822,767
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	2,999,790
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class A
09/15/2025	3.200%	7,879	7,876
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.937%	10,000,000	9,818,440
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.327%	4,500,000	4,447,359
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2020-BA Class D
12/15/2026	2.140%	1,850,000	1,844,649
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	6,889,010
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	125,800	126,924
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,850,138
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	4,746,908	4,778,434
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	879,312	881,277
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	2,481,000	2,481,000
Upstart Securitization Trust(a)
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	3,999,936
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	1.988%	6,500,000	6,330,545
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,400,000	1,434,395
Total Asset-Backed Securities — Non-Agency (Cost $149,029,349)			149,305,419

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,147,718
Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	5,235,305
Government National Mortgage Association(e),(f)
Series 2019-147 Class IO
06/16/2061	0.682%	8,653,996	591,486
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,438,258)			6,974,509

Commercial Mortgage-Backed Securities - Non-Agency 15.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,449,901	2,607,416
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,781,183	2,977,716
Aventura Mall Trust(a),(e)
Series 2018-AVM Class A
07/05/2040	4.112%	3,000,000	3,169,220
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.098%	1,300,000	1,217,421
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.299%	9,325,000	8,858,640
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.849%	1,000,000	924,981
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.148%	2,503,753	2,372,651
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.148%	2,000,000	1,790,865
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.238%	3,000,000	2,918,363
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.398%	3,000,000	2,865,422
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.801% Floor 0.801% 05/15/2035	0.948%	1,600,000	1,533,874
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	1.735%	823,000	753,727
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.035%	747,000	668,684
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,542,696
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.548%	8,450,000	8,159,896
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.648%	1,600,000	1,531,235
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.398%	2,000,000	1,910,451
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.277%	1,000,000	940,151
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,575,032
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	6,306,373
Hilton U.S.A. Trust(a),(e)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,707,645
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,641,497

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,130,178
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class A
1-month USD LIBOR + 0.850% Floor 0.850% 12/17/2036	0.999%	4,963,077	4,952,699
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	1.048%	1,601,078	1,601,574
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.428%	1,000,000	990,100
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.597%	2,000,000	2,000,626
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,005,203
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	715,744	727,722
Series 2018-SF3 Class A
10/17/2035	3.880%	1,018,935	1,044,789
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,693,785
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,376,213
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,121,670
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,826,732
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,993,735
Series 2020-SFR3 Class C
10/17/2027	1.695%	3,250,000	3,244,853
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.248%	1,400,000	1,279,113
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	7,060,444
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	0.998%	2,000,000	1,948,400
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.398%	900,000	868,931
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.238%	5,600,000	4,831,336
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	1.349%	800,000	701,652
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $107,663,140)			106,373,711

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	14
Total Consumer Staples		14
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	761
Total Financials		761
Total Common Stocks (Cost $—)		775

Corporate Bonds & Notes 19.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,916,513
Raytheon Technologies Corp.
07/01/2050	3.125%	660,000	695,833
Total			2,612,346

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.5%
Bank of America Corp.(h)
07/23/2031	1.898%	3,465,000	3,434,913
06/19/2041	2.676%	235,000	237,100
Citigroup, Inc.(h)
06/03/2031	2.572%	1,145,000	1,193,496
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	805,000	850,419
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	4,900,000	5,241,310
Morgan Stanley(h)
01/22/2031	2.699%	1,765,000	1,884,199
Wells Fargo & Co.
10/23/2026	3.000%	1,620,000	1,773,463
Wells Fargo & Co.(h)
02/11/2031	2.572%	2,600,000	2,708,792
Total			17,323,692
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	390,000	466,050
03/01/2050	4.800%	1,700,000	1,938,537
Comcast Corp.
01/15/2051	2.800%	1,665,000	1,647,060
Total			4,051,647
Chemicals 0.0%
LYB International Finance III LLC
05/01/2050	4.200%	270,000	293,970
Diversified Manufacturing 0.2%
Carrier Global Corp.(a)
04/05/2040	3.377%	1,325,000	1,404,374
Electric 3.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,190,000	2,365,302
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	160,000	197,944
CMS Energy Corp.
03/01/2024	3.875%	660,000	718,329
11/15/2025	3.600%	50,000	55,465
02/15/2027	2.950%	15,000	16,027
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	110,000	130,626
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,422,713
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
06/01/2030	2.450%	240,000	251,131
09/01/2046	3.750%	2,055,000	2,324,159
Duke Energy Indiana LLC
04/01/2050	2.750%	265,000	266,236
Emera U.S. Finance LP
06/15/2046	4.750%	1,715,000	2,079,460
Eversource Energy
01/15/2028	3.300%	2,370,000	2,629,785
Georgia Power Co.
03/15/2042	4.300%	230,000	275,499
01/30/2050	3.700%	475,000	537,276
Indiana Michigan Power Co.
07/01/2047	3.750%	116,000	132,476
PacifiCorp
02/15/2050	4.150%	1,625,000	2,006,927
San Diego Gas & Electric Co.
04/15/2050	3.320%	420,000	450,471
Southern Co. (The)
07/01/2046	4.400%	1,624,000	1,951,326
WEC Energy Group, Inc.
10/15/2027	1.375%	975,000	972,146
Xcel Energy, Inc.
06/01/2030	3.400%	3,175,000	3,601,325
12/01/2049	3.500%	275,000	304,633
Total			25,689,256
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,887,297
11/15/2035	4.418%	3,775,000	4,081,038
Total			6,968,335
Food and Beverage 1.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,112,000	5,041,911
Bacardi Ltd.(a)
05/15/2048	5.300%	1,295,000	1,632,346
Conagra Brands, Inc.
11/01/2048	5.400%	800,000	1,100,192
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,857,576
Mondelez International, Inc.
04/13/2030	2.750%	2,300,000	2,479,959
Total			12,111,984

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.3%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.278%	963,000	970,087
Becton Dickinson and Co.
06/06/2024	3.363%	420,000	453,122
06/06/2027	3.700%	2,345,000	2,653,917
05/20/2030	2.823%	955,000	1,020,526
Cigna Corp.
12/15/2048	4.900%	555,000	717,354
CVS Health Corp.
03/25/2048	5.050%	2,420,000	3,071,399
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	267,198
Total			9,153,603
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
10/15/2047	3.750%	730,000	865,391
Independent Energy 0.2%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	132,696
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,081,162
Total			1,213,858
Life Insurance 0.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,868
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,287,951
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	364,588
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	368,644
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	611,147
05/15/2047	4.270%	490,000	576,507
05/15/2050	3.300%	265,000	271,789
Voya Financial, Inc.
06/15/2026	3.650%	650,000	737,434
06/15/2046	4.800%	994,000	1,216,661
Total			5,439,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Discovery Communications LLC
05/15/2049	5.300%	953,000	1,147,251
Midstream 1.4%
Kinder Morgan, Inc.
02/15/2046	5.050%	2,650,000	2,977,978
MPLX LP
04/15/2048	4.700%	1,175,000	1,166,972
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,150,000	2,746,000
Western Gas Partners LP
08/15/2048	5.500%	550,000	446,342
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,055,000	2,295,831
Total			9,633,123
Natural Gas 0.6%
NiSource, Inc.
05/01/2030	3.600%	1,535,000	1,745,179
02/15/2043	5.250%	455,000	593,650
02/15/2044	4.800%	50,000	63,020
05/15/2047	4.375%	1,241,000	1,526,941
Sempra Energy
06/15/2027	3.250%	92,000	99,942
Total			4,028,732
Pharmaceuticals 0.8%
AbbVie, Inc.(a)
06/15/2044	4.850%	1,080,000	1,336,816
11/21/2049	4.250%	1,780,000	2,080,680
Amgen, Inc.
02/21/2050	3.375%	1,705,000	1,811,763
Bristol-Myers Squibb Co.
02/20/2048	4.550%	160,000	211,714
Total			5,440,973
Railroads 0.4%
CSX Corp.
11/01/2066	4.250%	928,000	1,135,953
Union Pacific Corp.
03/20/2060	3.839%	425,000	483,977
02/05/2070	3.750%	775,000	865,134
Total			2,485,064

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Lowe’s Companies, Inc.
05/03/2047	4.050%	790,000	942,449
10/15/2050	3.000%	420,000	430,557
Total			1,373,006
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	172,000	217,583
01/15/2048	4.650%	478,000	598,226
Total			815,809
Technology 1.1%
Apple, Inc.
05/11/2050	2.650%	1,040,000	1,056,478
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,805,000	1,995,357
Broadcom, Inc.
11/15/2030	4.150%	1,195,000	1,339,109
Intel Corp.
05/11/2047	4.100%	1,048,000	1,300,167
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	220,224
Oracle Corp.
04/01/2050	3.600%	1,555,000	1,706,342
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	374,963
Total			7,992,640
Transportation Services 0.5%
ERAC USA Finance LLC(a)
12/01/2026	3.300%	480,000	524,703
11/01/2046	4.200%	330,000	377,095
FedEx Corp.
04/01/2046	4.550%	2,165,000	2,648,360
Total			3,550,158
Wireless 0.3%
American Tower Corp.
08/15/2029	3.800%	1,195,000	1,359,671
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	330,000	370,992
02/15/2041	3.000%	635,000	618,212
Total			2,348,875
Wirelines 1.1%
AT&T, Inc.
06/15/2045	4.350%	875,000	967,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AT&T, Inc.(a)
09/15/2055	3.550%	3,649,000	3,452,881
Verizon Communications, Inc.
09/21/2028	4.329%	1,950,000	2,340,912
08/10/2033	4.500%	1,000,000	1,243,208
Total			8,004,165
Total Corporate Bonds & Notes (Cost $126,723,546)			133,947,841

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.2%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,206,753
Total Municipal Bonds (Cost $865,000)			1,206,753

Residential Mortgage-Backed Securities - Agency 27.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	163,172	179,394
06/01/2043	4.000%	2,661,634	2,952,386
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.901%	3,795,066	817,941
Federal Home Loan Mortgage Corp. REMIC(b),(f)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.001%	8,707,874	2,080,125
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	6,293,380	6,690,530
07/01/2038	6.000%	1,007,724	1,185,207
01/01/2040	5.500%	1,398,785	1,618,761
09/01/2040	5.000%	883,054	1,014,711
05/01/2043- 02/01/2046	3.500%	9,563,160	10,348,347
11/01/2045- 02/01/2048	4.000%	3,282,671	3,550,791

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
08/01/2040	4.500%	2,270,652	2,538,346
Federal National Mortgage Association(b),(f)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.851%	1,189,561	270,655
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.851%	3,211,853	731,553
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.501%	4,510,348	908,895
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.001%	1,413,578	332,557
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.951%	1,389,818	297,660
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.001%	2,702,704	558,811
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.051%	1,806,372	348,106
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.001%	2,293,480	507,926
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.901%	6,079,968	1,296,053
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.901%	2,045,235	481,148
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.901%	3,344,106	726,761
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 2.000, Cap 12.000 07/20/2021- 07/20/2022	3.250%	4,015	4,036
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	2.875%	10,606	10,799
Government National Mortgage Association(i)
04/20/2048	4.500%	2,552,030	2,767,345
Government National Mortgage Association(b),(f)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.509%	5,999,224	954,213
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.049%	1,485,198	362,201
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.049%	2,119,386	512,010
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.049%	1,135,519	219,980
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.999%	1,387,704	290,351
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.049%	1,559,355	261,052

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.049%	1,652,863	366,200
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.099%	1,851,295	369,992
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.049%	1,588,413	318,411
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.049%	3,496,763	754,997
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.999%	2,967,479	569,513
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.049%	1,674,216	335,441
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.049%	1,958,902	359,556
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.849%	2,567,974	557,729
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.999%	1,939,981	394,246
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.999%	2,113,604	420,512
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.899%	2,159,270	402,470
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.999%	2,075,995	361,567
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.999%	4,772,390	852,261
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.949%	10,371,006	2,404,836
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.894%	2,039,791	235,994
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.999%	2,917,977	506,697
Government National Mortgage Association TBA(c)
11/19/2050	2.500%	12,000,000	12,569,062
Uniform Mortgage-Backed Security TBA(c)
11/17/2035- 12/14/2050	2.500%	47,100,000	49,001,033
11/17/2035- 12/14/2050	3.000%	34,978,000	36,566,495
11/17/2035	3.500%	4,000,000	4,225,937
12/14/2050	2.000%	19,000,000	19,555,156
12/14/2050	4.000%	9,000,000	9,620,508
12/14/2050	4.500%	4,800,000	5,191,594
Total Residential Mortgage-Backed Securities - Agency (Cost $185,918,307)			190,758,858

Residential Mortgage-Backed Securities - Non-Agency 30.7%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,231,181	1,229,274
American Mortgage Trust(d),(e),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	275	167

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,963,641
CMO Series 2020-3 Class A1
04/25/2065	1.691%	9,022,199	9,066,089
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	977,603
Angel Oak Mortgage Trust LLC(a),(e)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	446,565	444,497
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A1
04/25/2049	3.347%	822,186	842,519
CMO Series 2019-2 Class A3
04/25/2049	3.800%	582,382	599,955
Bayview Koitere Fund Trust(a),(e)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	6,388,630	6,424,301
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	233,916	234,305
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,114,593	2,198,798
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	484,756	483,265
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.749%	1,552,246	1,533,764
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.449%	123,420	123,400
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.149%	4,250,000	4,196,936
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.249%	134,572	134,058
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.749%	3,200,000	3,139,473
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1A Class M1A
1-month USD LIBOR + 2.650% 06/25/2030	2.822%	24,823,219	24,909,783
CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.300% Floor 2.300% 08/26/2030	2.448%	5,000,000	5,013,661
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.549%	223,175	222,711
Bellemeade Re Ltd.(a),(b),(c)
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.148%	5,200,000	5,199,825
BRAVO Residential Funding Trust(a),(e)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	494,921	503,246
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	212,109	213,984
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	288,023
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,480,133
BRAVO Residential Funding Trust(a),(d),(e),(j)
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	3,000,000	3,074,180
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	2,767,568	2,804,400
CMO Series 2020-1 Class A1
02/25/2055	1.724%	11,150,216	11,234,536
CIM Trust(a),(e)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,336,118	1,378,096
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.225%	1,450,260	1,423,352
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2015-A Class A4
06/25/2058	4.250%	107,595	114,703
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,251,090	1,272,243
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	360,038

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	3,140,850	3,138,002
CSMC Ltd.(a)
CMO Subordinated Series 2020-BPL2 Class A1
03/25/2026	3.453%	3,737,524	3,737,608
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	1,676,389	1,701,121
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.503%	1,223,593	1,223,296
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,000,000	4,127,384
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	778,863	780,354
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.849%	275,303	271,094
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.599%	3,100,000	2,979,016
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
06/25/2065	4.000%	550,000	570,766
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	1,400,000	1,366,812
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.899%	1,200,000	1,212,239
FWD Securitization Trust(a),(e)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,390,199
GCAT LLC(a),(e)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	465,293	455,925
CMO Series 2020-1 Class A1
01/26/2060	2.981%	945,277	937,140
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	1,750,467	1,770,298
GCAT Trust(a),(e)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	407,717	419,678
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	675,136	686,703
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.049%	1,400,000	1,392,936
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	6,000,000	5,999,903
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	761,762	765,064
MFA Trust(a),(e)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	318,377	322,276
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	273,195	276,818
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,128,404	1,105,916
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	507,782	456,123
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,087,431	1,024,400
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	461,842	463,075
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.699%	413,106	409,746
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.549%	25,204	25,178
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.099%	1,500,000	1,474,450
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	1,000,000	1,000,003

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(b)
CMO Series 2018-EXP1 Class 2A1A
1-month USD LIBOR + 0.850% Floor 0.850% 04/25/2048	0.999%	784,534	784,208
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	1,410,889	1,420,197
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.152%	1,415,438	1,262,672
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.902%	1,099,165	985,426
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.999%	700,000	684,077
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.799%	3,950,000	3,814,845
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	7,801,043	7,855,847
PRPM LLC(a),(e)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,683,259	3,687,686
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.899%	1,500,000	1,483,471
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.099%	3,250,000	3,236,915
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	506,339	514,990
CMO Series 2019-3 Class A3
09/25/2059	3.044%	177,850	177,408
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	1,276,880	1,275,753
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,073,582	3,093,506
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,364,023
CMO Series 2020-3 Class A3
04/25/2065	2.591%	3,000,000	2,983,083
Stonnington Mortgage Trust(a),(d),(e),(j)
CMO Series 2020-1 Class A
07/28/2024	5.500%	3,163,252	3,163,252
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	2,130,186	2,132,769
Toorak Mortgage Corp., Ltd.(e)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,935,000	1,953,514
Towd Point Mortgage Trust(a),(e)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	540,216	550,620
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.147%	2,500,000	2,499,647
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.028%	939,846	174
CMO Series 1998-3 Class IO
03/15/2029	0.000%	1,119,127	161
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	2,854,831	2,854,829
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	318,804	319,304
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,040,786	1,042,774
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	868,138	867,793
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	1,400,000	1,374,838
Verus Securitization Trust(a),(e)
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,375,077	1,377,866
CMO Series 2019-3 Class A3
07/25/2059	3.040%	2,582,787	2,621,815
CMO Series 2019-4 Class A2
11/25/2059	2.846%	880,097	899,283
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	758,444	760,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,489,404
CMO Series 2020-4 Class A3
06/25/2065	2.321%	5,458,354	5,463,629
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,131,962
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,882,267
Visio Trust(a),(e)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	778,225	789,602
CMO Series 2019-2 Class A2
11/25/2054	2.924%	1,322,206	1,339,442
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $212,849,439)			213,708,258

U.S. Treasury Obligations 0.5%

U.S. Treasury
08/15/2048	3.000%	530,000	699,352
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,588,990
Total U.S. Treasury Obligations (Cost $2,758,033)			3,288,342
Options Purchased Puts 0.1%
Value ($)
(Cost $696,000)	930,012

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(l),(m)	32,537,425	32,534,171
Total Money Market Funds (Cost $32,531,900)		32,534,171
Total Investments in Securities (Cost: $825,472,972)		839,028,649
Other Assets & Liabilities, Net		(142,958,618)
Net Assets		696,070,031

At October 31, 2020, securities and/or cash totaling $2,655,225 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	698	12/2020	USD	96,476,688	—	(819,228)
U.S. Treasury 5-Year Note	444	12/2020	USD	55,767,094	—	(149,415)
U.S. Ultra Treasury Bond	72	12/2020	USD	15,480,000	—	(737,019)
Total					—	(1,705,662)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	40,000,000	40,000,000	1.00	09/30/2021	696,000	930,012
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $470,866,156, which represents 67.65% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2020.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $6,237,599, which represents 0.90% of total net assets.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	28,606,621	304,557,497	(300,619,387)	(10,560)	32,534,171	2,446	29,337	32,537,425
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	146,824,419	2,481,000	149,305,419
Commercial Mortgage-Backed Securities - Agency	—	6,974,509	—	6,974,509
Commercial Mortgage-Backed Securities - Non-Agency	—	106,373,711	—	106,373,711
Common Stocks
Consumer Staples	—	14	—	14
Financials	761	—	—	761
Total Common Stocks	761	14	—	775
Corporate Bonds & Notes	—	133,947,841	—	133,947,841
Municipal Bonds	—	1,206,753	—	1,206,753
Residential Mortgage-Backed Securities - Agency	—	190,758,858	—	190,758,858
Residential Mortgage-Backed Securities - Non-Agency	—	207,470,659	6,237,599	213,708,258
U.S. Treasury Obligations	699,352	2,588,990	—	3,288,342
Options Purchased Puts	—	930,012	—	930,012
Money Market Funds	32,534,171	—	—	32,534,171
Total Investments in Securities	33,234,284	797,075,766	8,718,599	839,028,649
Investments in Derivatives
Liability
Futures Contracts	(1,705,662)	—	—	(1,705,662)
Total	31,528,622	797,075,766	8,718,599	837,322,987
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2020 ($)
Asset-Backed Securities — Non-Agency	—	—	—	—	2,481,000	—	—	—	2,481,000
Residential Mortgage-Backed Securities — Non-Agency	2,878,774	174	—	187	6,774,181	(537,666)	—	(2,878,051)	6,237,599
Total	2,878,774	174	—	187	9,255,181	(537,666)	—	(2,878,051)	8,718,599
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2020 was $187, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $187.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	21

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $792,245,072)	$805,564,466
Affiliated issuers (cost $32,531,900)	32,534,171
Options purchased (cost $696,000)	930,012
Cash	260
Cash collateral held at broker for:
TBA	134,000
Receivable for:
Investments sold on a delayed delivery basis	113,311,471
Capital shares sold	1,348,278
Dividends	3,411
Interest	2,242,288
Foreign tax reclaims	21,525
Expense reimbursement due from Investment Manager	2,857
Prepaid expenses	2,230
Trustees’ deferred compensation plan	219,309
Other assets	9,853
Total assets	956,324,131
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	257,414,596
Capital shares purchased	995,037
Distributions to shareholders	1,310,191
Variation margin for futures contracts	189,938
Management services fees	9,484
Distribution and/or service fees	939
Transfer agent fees	19,549
Compensation of board members	57,671
Compensation of chief compliance officer	22
Other expenses	37,364
Trustees’ deferred compensation plan	219,309
Total liabilities	260,254,100
Net assets applicable to outstanding capital stock	$696,070,031
Represented by
Paid in capital	665,716,921
Total distributable earnings (loss)	30,353,110
Total - representing net assets applicable to outstanding capital stock	$696,070,031
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
October 31, 2020 (Unaudited)
Class A
Net assets	$92,546,957
Shares outstanding	2,547,335
Net asset value per share	$36.33
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$38.14
Advisor Class
Net assets	$2,033,090
Shares outstanding	56,036
Net asset value per share	$36.28
Class C
Net assets	$9,502,036
Shares outstanding	261,896
Net asset value per share	$36.28
Institutional Class
Net assets	$79,597,323
Shares outstanding	2,191,145
Net asset value per share	$36.33
Institutional 2 Class
Net assets	$9,218,671
Shares outstanding	254,451
Net asset value per share	$36.23
Institutional 3 Class
Net assets	$494,052,529
Shares outstanding	13,571,582
Net asset value per share	$36.40
Class R
Net assets	$1,258,748
Shares outstanding	34,650
Net asset value per share	$36.33
Class V
Net assets	$7,860,677
Shares outstanding	216,760
Net asset value per share	$36.26
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$38.07
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	23

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$29,337
Interest	8,561,743
Total income	8,591,080
Expenses:
Management services fees	1,471,979
Distribution and/or service fees
Class A	105,214
Class C	46,636
Class R	3,180
Class V	6,041
Transfer agent fees
Class A	53,885
Advisor Class	1,457
Class C	5,978
Institutional Class	46,879
Institutional 2 Class	2,080
Institutional 3 Class	14,526
Class R	815
Class V	5,168
Compensation of board members	24,554
Custodian fees	11,683
Printing and postage fees	13,546
Registration fees	61,325
Audit fees	24,818
Legal fees	7,194
Compensation of chief compliance officer	104
Other	9,022
Total expenses	1,916,084
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(452,474)
Fees waived by transfer agent
Institutional 3 Class	(9,329)
Expense reduction	(720)
Total net expenses	1,453,561
Net investment income	7,137,519
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,528,038
Investments — affiliated issuers	2,446
Futures contracts	6,578,485
Net realized gain	12,108,969
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,981,775
Investments — affiliated issuers	(10,560)
Futures contracts	(8,137,636)
Options purchased	234,012
Net change in unrealized appreciation (depreciation)	7,067,591
Net realized and unrealized gain	19,176,560
Net increase in net assets resulting from operations	$26,314,079
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$7,137,519	$11,493,018
Net realized gain	12,108,969	14,535,502
Net change in unrealized appreciation (depreciation)	7,067,591	2,033,851
Net increase in net assets resulting from operations	26,314,079	28,062,371
Distributions to shareholders
Net investment income and net realized gains
Class A	(899,475)	(2,327,117)
Advisor Class	(27,094)	(52,082)
Class C	(64,597)	(163,425)
Institutional Class	(874,352)	(2,429,802)
Institutional 2 Class	(88,357)	(243,329)
Institutional 3 Class	(5,060,017)	(11,223,898)
Class R	(11,998)	(26,491)
Class V	(90,194)	(324,290)
Total distributions to shareholders	(7,116,084)	(16,790,434)
Increase in net assets from capital stock activity	241,589,495	48,307,507
Total increase in net assets	260,787,490	59,579,444
Net assets at beginning of period	435,282,541	375,703,097
Net assets at end of period	$696,070,031	$435,282,541
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares(a)	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	517,939	18,651,916	1,037,730	36,178,190
Distributions reinvested	20,935	758,134	53,132	1,850,202
Redemptions	(152,502)	(5,436,840)	(398,581)	(13,839,503)
Net increase	386,372	13,973,210	692,281	24,188,889
Advisor Class
Subscriptions	78,551	2,863,637	111,196	3,932,808
Distributions reinvested	745	26,970	1,485	51,679
Redemptions	(71,371)	(2,603,674)	(86,405)	(3,064,920)
Net increase	7,925	286,933	26,276	919,567
Class C
Subscriptions	71,553	2,573,539	187,579	6,556,459
Distributions reinvested	1,651	59,697	4,183	145,278
Redemptions	(55,893)	(2,025,773)	(67,249)	(2,310,964)
Net increase	17,311	607,463	124,513	4,390,773
Institutional Class
Subscriptions	623,797	22,536,337	795,177	27,700,453
Distributions reinvested	21,468	777,489	60,532	2,108,611
Redemptions	(422,143)	(15,129,361)	(400,556)	(13,936,157)
Net increase	223,122	8,184,465	455,153	15,872,907
Institutional 2 Class
Subscriptions	92,376	3,352,701	166,219	5,823,625
Distributions reinvested	2,446	88,357	6,992	242,880
Redemptions	(13,970)	(504,914)	(108,913)	(3,809,665)
Net increase	80,852	2,936,144	64,298	2,256,840
Institutional 3 Class
Subscriptions	6,155,825	222,956,461	580,956	20,209,242
Distributions reinvested	43,312	1,581,836	3,139	109,548
Redemptions	(229,745)	(8,301,872)	(575,207)	(19,826,805)
Net increase	5,969,392	216,236,425	8,888	491,985
Class R
Subscriptions	620	22,283	20,286	721,713
Distributions reinvested	332	11,998	762	26,481
Redemptions	(1,420)	(51,505)	(6,024)	(210,839)
Net increase (decrease)	(468)	(17,224)	15,024	537,355
Class V
Subscriptions	3,854	135,293	1,626	56,662
Distributions reinvested	1,807	65,268	6,946	241,426
Redemptions	(22,845)	(818,482)	(18,639)	(648,897)
Net decrease	(17,184)	(617,921)	(10,067)	(350,809)
Total net increase	6,667,322	241,589,495	1,376,366	48,307,507

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2020

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Columbia Bond Fund | Semiannual Report 2020	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.88	0.39	1.45	1.84	(0.39)	—	(0.39)
Year Ended 4/30/2020	$33.84	0.88	1.48	2.36	(0.88)	(0.44)	(1.32)
Year Ended 4/30/2019	$33.13	0.92	0.67	1.59	(0.88)	—	(0.88)
Year Ended 4/30/2018	$33.87	0.64	(0.74)	(0.10)	(0.60)	(0.04)	(0.64)
Year Ended 4/30/2017	$34.89	0.64	(0.22)	0.42	(0.60)	(0.84)	(1.44)
Year Ended 4/30/2016	$35.65	0.64	0.28	0.92	(0.84)	(0.84)	(1.68)
Advisor Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.83	0.42	1.46	1.88	(0.43)	—	(0.43)
Year Ended 4/30/2020	$33.80	0.96	1.47	2.43	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.09	1.00	0.71	1.71	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.85	0.72	(0.72)	0.00(g)	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.87	0.72	(0.22)	0.50	(0.68)	(0.84)	(1.52)
Year Ended 4/30/2016	$35.63	0.72	0.28	1.00	(0.92)	(0.84)	(1.76)
Class C(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.83	0.25	1.45	1.70	(0.25)	—	(0.25)
Year Ended 4/30/2020	$33.79	0.60	1.52	2.12	(0.64)	(0.44)	(1.08)
Year Ended 4/30/2019	$33.08	0.64	0.71	1.35	(0.64)	—	(0.64)
Year Ended 4/30/2018	$33.84	0.36	(0.72)	(0.36)	(0.36)	(0.04)	(0.40)
Year Ended 4/30/2017	$34.85	0.40	(0.21)	0.19	(0.36)	(0.84)	(1.20)
Year Ended 4/30/2016	$35.61	0.36	0.28	0.64	(0.56)	(0.84)	(1.40)
Institutional Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.88	0.43	1.45	1.88	(0.43)	—	(0.43)
Year Ended 4/30/2020	$33.83	0.96	1.49	2.45	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.13	1.00	0.70	1.70	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.87	0.60	(0.58)	0.02	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.89	0.72	(0.22)	0.50	(0.68)	(0.84)	(1.52)
Year Ended 4/30/2016	$35.65	0.72	0.28	1.00	(0.92)	(0.84)	(1.76)
Institutional 2 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.78	0.44	1.45	1.89	(0.44)	—	(0.44)
Year Ended 4/30/2020	$33.74	1.00	1.48	2.48	(1.00)	(0.44)	(1.44)
Year Ended 4/30/2019	$33.02	1.04	0.68	1.72	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.78	0.76	(0.76)	0.00(g)	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.79	0.68	(0.13)	0.55	(0.72)	(0.84)	(1.56)
Year Ended 4/30/2016	$35.56	0.76	0.27	1.03	(0.96)	(0.84)	(1.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.33	5.27%	0.93%(d)	0.77%(d),(e)	2.14%(d)	146%	$92,547
Year Ended 4/30/2020	$34.88	7.05%	0.97%	0.80%(e)	2.50%	229%	$75,375
Year Ended 4/30/2019	$33.84	4.98%	1.01%	0.83%(e)	2.73%	236%	$49,696
Year Ended 4/30/2018	$33.13	(0.33%)	1.00%	0.86%(e)	1.84%	257%	$50,845
Year Ended 4/30/2017	$33.87	1.34%	0.98%(f)	0.82%(e),(f)	1.86%	375%	$52,029
Year Ended 4/30/2016	$34.89	2.74%	1.02%	0.86%(e)	1.83%	428%	$55,058
Advisor Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.28	5.38%	0.68%(d)	0.52%(d),(e)	2.35%(d)	146%	$2,033
Year Ended 4/30/2020	$34.83	7.32%	0.71%	0.55%(e)	2.74%	229%	$1,676
Year Ended 4/30/2019	$33.80	5.24%	0.76%	0.58%(e)	3.03%	236%	$738
Year Ended 4/30/2018	$33.09	(0.08%)	0.75%	0.61%(e)	2.09%	257%	$497
Year Ended 4/30/2017	$33.85	1.48%	0.73%(f)	0.57%(e),(f)	2.10%	375%	$516
Year Ended 4/30/2016	$34.87	3.01%	0.77%	0.61%(e)	2.07%	428%	$390
Class C(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.28	4.85%	1.67%(d)	1.52%(d),(e)	1.38%(d)	146%	$9,502
Year Ended 4/30/2020	$34.83	6.26%	1.72%	1.55%(e)	1.74%	229%	$8,519
Year Ended 4/30/2019	$33.79	4.20%	1.76%	1.59%(e)	1.96%	236%	$4,058
Year Ended 4/30/2018	$33.08	(1.08%)	1.75%	1.61%(e)	1.04%	257%	$6,001
Year Ended 4/30/2017	$33.84	0.59%	1.73%(f)	1.57%(e),(f)	1.11%	375%	$9,461
Year Ended 4/30/2016	$34.85	1.98%	1.77%	1.61%(e)	1.08%	428%	$10,870
Institutional Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.33	5.40%	0.68%(d)	0.52%(d),(e)	2.38%(d)	146%	$79,597
Year Ended 4/30/2020	$34.88	7.32%	0.72%	0.55%(e)	2.76%	229%	$68,640
Year Ended 4/30/2019	$33.83	5.24%	0.76%	0.58%(e)	2.97%	236%	$51,185
Year Ended 4/30/2018	$33.13	(0.08%)	0.74%	0.61%(e)	1.74%	257%	$56,556
Year Ended 4/30/2017	$33.87	1.60%	0.73%(f)	0.58%(e),(f)	2.11%	375%	$369,017
Year Ended 4/30/2016	$34.89	3.00%	0.77%	0.61%(e)	2.08%	428%	$440,059
Institutional 2 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.23	5.39%	0.61%(d)	0.45%(d)	2.47%(d)	146%	$9,219
Year Ended 4/30/2020	$34.78	7.55%	0.62%	0.46%	2.83%	229%	$6,038
Year Ended 4/30/2019	$33.74	5.24%	0.64%	0.47%	3.20%	236%	$3,687
Year Ended 4/30/2018	$33.02	0.13%	0.64%	0.51%	2.20%	257%	$864
Year Ended 4/30/2017	$33.78	1.58%	0.63%(f)	0.49%(f)	1.99%	375%	$735
Year Ended 4/30/2016	$34.79	3.11%	0.60%	0.50%	2.14%	428%	$52
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.95	0.45	1.46	1.91	(0.46)	—	(0.46)
Year Ended 4/30/2020	$33.90	1.00	1.53	2.53	(1.04)	(0.44)	(1.48)
Year Ended 4/30/2019	$33.19	1.04	0.71	1.75	(1.04)	—	(1.04)
Year Ended 4/30/2018	$33.93	0.84	(0.78)	0.06	(0.76)	(0.04)	(0.80)
Year Ended 4/30/2017	$34.94	0.76	(0.17)	0.59	(0.76)	(0.84)	(1.60)
Year Ended 4/30/2016	$35.70	0.76	0.32	1.08	(1.00)	(0.84)	(1.84)
Class R(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.88	0.34	1.45	1.79	(0.34)	—	(0.34)
Year Ended 4/30/2020	$33.83	0.80	1.49	2.29	(0.80)	(0.44)	(1.24)
Year Ended 4/30/2019	$33.12	0.84	0.67	1.51	(0.80)	—	(0.80)
Year Ended 4/30/2018	$33.88	0.52	(0.72)	(0.20)	(0.52)	(0.04)	(0.56)
Year Ended 4/30/2017	$34.89	0.56	(0.21)	0.35	(0.52)	(0.84)	(1.36)
Year Ended 4/30/2016	$35.65	0.56	0.28	0.84	(0.76)	(0.84)	(1.60)
Class V(c)
Six Months Ended 10/31/2020 (Unaudited)	$34.82	0.40	1.44	1.84	(0.40)	—	(0.40)
Year Ended 4/30/2020	$33.78	0.92	1.48	2.40	(0.92)	(0.44)	(1.36)
Year Ended 4/30/2019	$33.07	0.92	0.71	1.63	(0.92)	—	(0.92)
Year Ended 4/30/2018	$33.82	0.64	(0.71)	(0.07)	(0.64)	(0.04)	(0.68)
Year Ended 4/30/2017	$34.83	0.68	(0.21)	0.47	(0.64)	(0.84)	(1.48)
Year Ended 4/30/2016	$35.60	0.68	0.27	0.95	(0.88)	(0.84)	(1.72)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
04/30/2017	0.04%	0.04%	0.04%	0.03%	0.02%	0.03%	0.03%	0.03%

(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.40	5.43%	0.56%(d)	0.40%(d)	2.51%(d)	146%	$494,053
Year Ended 4/30/2020	$34.95	7.47%	0.57%	0.40%	2.91%	229%	$265,665
Year Ended 4/30/2019	$33.90	5.41%	0.58%	0.42%	3.14%	236%	$257,417
Year Ended 4/30/2018	$33.19	0.19%	0.59%	0.46%	2.46%	257%	$284,876
Year Ended 4/30/2017	$33.93	1.63%	0.54%(f)	0.42%(f)	2.26%	375%	$29,756
Year Ended 4/30/2016	$34.94	3.28%	0.56%	0.45%	2.24%	428%	$31,981
Class R(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.33	5.14%	1.18%(d)	1.02%(d),(e)	1.88%(d)	146%	$1,259
Year Ended 4/30/2020	$34.88	6.79%	1.22%	1.05%(e)	2.26%	229%	$1,225
Year Ended 4/30/2019	$33.83	4.71%	1.26%	1.08%(e)	2.51%	236%	$680
Year Ended 4/30/2018	$33.12	(0.58%)	1.25%	1.11%(e)	1.54%	257%	$550
Year Ended 4/30/2017	$33.88	1.09%	1.23%(f)	1.08%(e),(f)	1.62%	375%	$922
Year Ended 4/30/2016	$34.89	2.49%	1.27%	1.11%(e)	1.57%	428%	$1,750
Class V(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.26	5.36%	0.83%(d)	0.67%(d),(e)	2.23%(d)	146%	$7,861
Year Ended 4/30/2020	$34.82	7.17%	0.87%	0.70%(e)	2.62%	229%	$8,145
Year Ended 4/30/2019	$33.78	4.96%	0.91%	0.73%(e)	2.83%	236%	$8,242
Year Ended 4/30/2018	$33.07	(0.23%)	0.90%	0.76%(e)	1.92%	257%	$8,934
Year Ended 4/30/2017	$33.82	1.44%	0.88%(f)	0.73%(e),(f)	1.95%	375%	$10,139
Year Ended 4/30/2016	$34.83	2.85%	0.92%	0.76%(e)	1.93%	428%	$10,887
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the “Reverse Stock Split”). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
32	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Bond Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
34	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing
Columbia Bond Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Investments, at value — Options purchased	930,012

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,705,662*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	6,578,485

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Interest rate risk	(8,137,636)	234,012	(7,903,624)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	172,070,313

Derivative instrument	Average value ($)*
Options contracts — purchased	465,006

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2020.
36	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to
Columbia Bond Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2020:
Citi ($)
Assets
Options purchased puts	930,012
Total financial and derivative net assets	930,012
Total collateral received (pledged) (a)	674,000
Net amount (b)	256,012

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
38	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.50% of the Fund’s average daily net assets.
Columbia Bond Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to September 1, 2020, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.13
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $720.
40	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	50,322
Class C	—	1.00(b)	86
Class V	4.75	0.50 - 1.00(a)	14

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.78%	0.81%
Advisor Class	0.53	0.56
Class C	1.53	1.56
Institutional Class	0.53	0.56
Institutional 2 Class	0.45	0.46
Institutional 3 Class	0.40	0.40
Class R	1.03	1.06
Class V	0.68	0.71
Columbia Bond Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to September 1, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to Institutional 3 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
825,473,000	19,127,000	(7,277,000)	11,850,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,271,271,390 and $992,305,161, respectively, for the six months ended October 31, 2020, of which $897,201,848 and $862,251,885, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
42	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021.
Columbia Bond Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting
44	Columbia Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 46.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 37.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Bond Fund | Semiannual Report 2020	45

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
46	Columbia Bond Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the forty-sixth, forty-third and twenty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the second and third quintiles,
Columbia Bond Fund | Semiannual Report 2020	47

Board Consideration and Approval of Management
Agreement  (continued)

respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
48	Columbia Bond Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Bond Fund | Semiannual Report 2020	49

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Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Small Cap Value Fund I
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund I  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	14.50	-9.37	3.52	6.49
	Including sales charges		7.92	-14.58	2.31	5.86
Advisor Class*		11/08/12	14.62	-9.17	3.78	6.71
Class C	Excluding sales charges	01/15/96	14.02	-10.07	2.74	5.69
	Including sales charges		13.02	-10.96	2.74	5.69
Institutional Class		07/31/95	14.61	-9.16	3.78	6.75
Institutional 2 Class*		11/08/12	14.72	-9.03	3.92	6.82
Institutional 3 Class		07/15/09	14.71	-9.00	3.97	6.96
Class R		09/27/10	14.34	-9.63	3.26	6.23
Russell 2000 Value Index			12.44	-13.92	3.71	7.06
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Value Fund I | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Common Stocks	99.5
Exchange-Traded Equity Funds	0.5
Money Market Funds	0.0(a)
Warrants	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2020)
Communication Services	1.5
Consumer Discretionary	14.0
Consumer Staples	2.6
Energy	3.7
Financials	34.7
Health Care	3.1
Industrials	17.0
Information Technology	7.7
Materials	9.3
Real Estate	5.8
Utilities	0.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund I | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,145.00	1,018.45	7.10	6.68	1.32
Advisor Class	1,000.00	1,000.00	1,146.20	1,019.70	5.76	5.42	1.07
Class C	1,000.00	1,000.00	1,140.20	1,014.74	11.05	10.40	2.06
Institutional Class	1,000.00	1,000.00	1,146.10	1,019.75	5.70	5.37	1.06
Institutional 2 Class	1,000.00	1,000.00	1,147.20	1,020.41	5.01	4.71	0.93
Institutional 3 Class	1,000.00	1,000.00	1,147.10	1,020.66	4.74	4.46	0.88
Class R	1,000.00	1,000.00	1,143.40	1,017.20	8.44	7.94	1.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund I | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 1.5%
Diversified Telecommunication Services 0.3%
Liberty Latin America Ltd., Class C(a)	191,120	1,857,686
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	180,014	1,128,688
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	759,519	1,025,351
Media 0.5%
Criteo SA, ADR(a)	194,170	3,331,957
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	52,840	2,304,881
Total Communication Services		9,648,563
Consumer Discretionary 13.9%
Auto Components 2.6%
Cooper Tire & Rubber Co.	165,776	5,701,037
Gentherm, Inc.(a)	78,376	3,628,025
Modine Manufacturing Co.(a)	318,087	2,035,757
Visteon Corp.(a)	62,690	5,620,158
Total		16,984,977
Distributors 0.4%
Educational Development Corp.	173,664	2,888,032
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	70,983	2,006,690
Carriage Services, Inc.	169,400	4,372,214
Total		6,378,904
Household Durables 3.7%
Cavco Industries, Inc.(a)	18,657	3,211,616
Ethan Allen Interiors, Inc.	171,103	2,746,203
Hamilton Beach Brands Holding Co.	108,599	2,394,608
Hooker Furniture Corp.	98,800	2,717,000
Legacy Housing Corp.(a)	150,623	2,049,979
Lifetime Brands, Inc.	173,084	1,739,494
Skyline Champion Corp.(a)	140,020	3,591,513
TRI Pointe Group, Inc.(a)	318,009	5,224,888
Total		23,675,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	66,002	3,354,882
Multiline Retail 0.9%
Big Lots, Inc.	123,212	5,864,891
Specialty Retail 2.0%
Aaron’s Holdings Co., Inc.	78,156	4,084,433
Children’s Place, Inc. (The)	56,731	1,433,592
Citi Trends, Inc.	102,209	2,668,677
Urban Outfitters, Inc.(a)	205,460	4,589,977
Total		12,776,679
Textiles, Apparel & Luxury Goods 2.8%
Canada Goose Holdings, Inc.(a)	109,380	3,410,468
Capri Holdings Ltd.(a)	122,697	2,603,630
Culp, Inc.	196,865	2,443,095
Movado Group, Inc.	277,267	3,024,983
Skechers U.S.A., Inc., Class A(a)	91,150	2,890,367
Steven Madden Ltd.	161,540	3,878,575
Total		18,251,118
Total Consumer Discretionary		90,174,784
Consumer Staples 2.6%
Beverages 0.8%
MGP Ingredients, Inc.	118,298	4,970,882
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	196,375	4,259,374
Food Products 0.8%
Fresh Del Monte Produce, Inc.	248,861	5,357,977
Personal Products 0.3%
Inter Parfums, Inc.	50,702	2,081,824
Total Consumer Staples		16,670,057
Energy 3.7%
Energy Equipment & Services 2.4%
ChampionX Corp.(a)	377,810	3,298,281
Core Laboratories NV	113,450	1,639,352
Dawson Geophysical Co.(a)	802,047	1,435,664
Frank’s International NV(a)	719,878	1,259,786
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natural Gas Services Group, Inc.(a)	225,070	1,958,109
Newpark Resources, Inc.(a)	1,332,490	952,864
Pason Systems, Inc.	368,273	1,423,558
Profire Energy, Inc.(a)	1,054,067	686,198
ProPetro Holding Corp.(a)	321,880	1,271,426
TechnipFMC PLC	285,760	1,580,253
Total		15,505,491
Oil, Gas & Consumable Fuels 1.3%
HollyFrontier Corp.	125,010	2,313,935
Range Resources Corp.	488,010	3,211,106
Talos Energy, Inc.(a)	287,850	1,894,053
W&T Offshore, Inc.(a)	729,180	1,020,852
Total		8,439,946
Total Energy		23,945,437
Financials 34.6%
Banks 20.4%
Altabancorp	125,662	2,735,662
Ameris Bancorp	196,814	5,766,650
Atlantic Union Bankshares Corp.	136,874	3,461,543
BancFirst Corp.	106,364	4,727,880
BankUnited, Inc.	250,686	6,329,822
Banner Corp.	112,551	4,149,755
Boston Private Financial Holdings, Inc.	638,302	3,944,706
Brookline Bancorp, Inc.	348,863	3,342,108
Capital Bancorp, Inc.(a)	178,365	1,876,400
Capital City Bank Group, Inc.	148,801	3,170,949
Central Pacific Financial Corp.	132,781	1,828,394
Columbia Banking System, Inc.	178,019	5,057,520
Community Trust Bancorp, Inc.	96,237	3,062,261
First BanCorp	866,746	5,625,182
First BanCorp	162,451	3,913,445
First Community Corp.	219,849	3,124,054
First Financial Corp.	125,620	4,361,526
First Hawaiian, Inc.	165,090	2,849,453
First of Long Island Corp. (The)	205,837	3,176,065
Heritage Financial Corp.	182,684	3,829,057
Hilltop Holdings, Inc.	235,090	5,362,403
Investors Bancorp, Inc.	346,007	2,927,219
National Bank Holdings Corp., Class A	120,070	3,620,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Northrim BanCorp, Inc.	164,383	4,694,779
OFG Bancorp	288,601	4,152,968
Popular, Inc.	257,939	10,885,026
Sierra Bancorp	90,708	1,799,647
Silvergate Capital Corp., Class A(a)	163,623	3,658,610
Southern First Bancshares, Inc.(a)	129,818	3,484,315
Spirit of Texas Bancshares, Inc.	210,954	2,681,225
Towne Bank	243,594	4,428,539
UMB Financial Corp.	126,556	7,703,464
Total		131,730,738
Capital Markets 0.7%
StoneX Group, Inc.(a)	93,815	4,970,319
Consumer Finance 1.1%
Ezcorp, Inc., Class A(a)	961,620	4,288,825
FirstCash, Inc.	52,858	2,750,730
Total		7,039,555
Insurance 6.0%
American Equity Investment Life Holding Co.	234,361	5,816,840
American National Group, Inc.	51,311	3,530,197
Crawford & Co., Class A	269,714	1,726,169
Employers Holdings, Inc.	101,164	3,238,260
FBL Financial Group, Inc., Class A	99,878	4,962,938
Global Indemnity Group LLC	225,923	5,537,373
Heritage Insurance Holdings, Inc.	251,802	2,377,011
Horace Mann Educators Corp.	79,481	2,695,201
National Western Life Group, Inc., Class A	15,304	2,596,017
ProAssurance Corp.	213,310	3,291,373
Protective Insurance Corp., Class B	214,809	2,824,738
Total		38,596,117
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	134,800	2,925,160
Starwood Property Trust, Inc.	153,455	2,143,766
Total		5,068,926
Thrifts & Mortgage Finance 5.6%
HomeStreet, Inc.	153,201	4,759,955
MGIC Investment Corp.	563,955	5,673,387
NMI Holdings, Inc., Class A(a)	246,067	5,287,980
Provident Financial Holdings, Inc.	174,798	2,212,943

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	413,520	7,422,684
Washington Federal, Inc.	210,303	4,477,351
Western New England Bancorp, Inc.	588,010	3,386,938
WSFS Financial Corp.	87,422	2,770,403
Total		35,991,641
Total Financials		223,397,296
Health Care 3.1%
Biotechnology 0.6%
Atara Biotherapeutics, Inc.(a)	116,480	1,503,757
Coherus Biosciences, Inc.(a)	144,907	2,415,600
Total		3,919,357
Health Care Equipment & Supplies 0.8%
Inogen, Inc.(a)	102,180	2,984,678
Quotient Ltd.(a)	421,403	1,989,022
Total		4,973,700
Health Care Providers & Services 0.2%
Triple-S Management Corp., Class B(a)	87,845	1,626,889
Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.(a)	292,730	3,105,865
ANI Pharmaceuticals, Inc.(a)	76,914	1,960,538
Supernus Pharmaceuticals, Inc.(a)	147,515	2,708,375
TherapeuticsMD, Inc.(a)	1,383,790	1,688,224
Total		9,463,002
Total Health Care		19,982,948
Industrials 16.9%
Aerospace & Defense 1.9%
Aerojet Rocketdyne Holdings, Inc.(a)	86,500	2,804,330
Curtiss-Wright Corp.	48,210	4,066,996
Moog, Inc., Class A	88,160	5,500,302
Total		12,371,628
Airlines 0.5%
Skywest, Inc.	103,790	3,013,024
Building Products 1.7%
Caesarstone Ltd.	282,391	2,725,073
Resideo Technologies, Inc.(a)	281,140	2,833,891
UFP Industries, Inc.	113,035	5,641,577
Total		11,200,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.5%
HNI Corp.	127,170	4,139,384
IBEX Ltd.(a)	230,131	3,477,279
KAR Auction Services, Inc.	154,959	2,256,203
Total		9,872,866
Construction & Engineering 0.9%
Dycom Industries, Inc.(a)	87,350	5,672,509
Electrical Equipment 1.9%
Acuity Brands, Inc.	37,110	3,307,985
AZZ, Inc.	93,540	3,142,009
Encore Wire Corp.	131,274	6,066,172
Total		12,516,166
Machinery 4.1%
Commercial Vehicle Group, Inc.(a)	500,676	2,928,955
Gorman-Rupp Co.	118,475	3,678,649
Greenbrier Companies, Inc. (The)	125,380	3,382,752
LB Foster Co., Class A(a)	140,578	1,906,238
Lydall, Inc.(a)	142,455	2,819,184
Manitex International, Inc.(a)	369,622	1,519,146
Mueller Industries, Inc.	200,792	5,808,913
Standex International Corp.	66,094	4,103,776
Total		26,147,613
Marine 0.9%
Atlas Corp.	437,491	3,775,547
Costamare, Inc.	335,200	1,907,288
Total		5,682,835
Professional Services 0.8%
Korn/Ferry International	177,527	5,359,540
Road & Rail 2.1%
Heartland Express, Inc.	133,120	2,437,427
Marten Transport Ltd.	247,350	3,795,586
Schneider National, Inc., Class B	197,818	4,363,865
Werner Enterprises, Inc.	75,989	2,889,102
Total		13,485,980
Trading Companies & Distributors 0.6%
Textainer Group Holdings Ltd.(a)	258,809	3,742,378
Total Industrials		109,065,080

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 7.7%
Communications Equipment 2.6%
Casa Systems, Inc.(a)	467,026	1,947,498
Digi International, Inc.(a)	199,260	2,935,100
KVH Industries, Inc.(a)	306,375	2,662,399
NETGEAR, Inc.(a)	144,980	4,468,284
Netscout Systems, Inc.(a)	246,454	5,057,236
Total		17,070,517
Electronic Equipment, Instruments & Components 1.6%
Airgain, Inc.(a)	152,970	2,114,045
Vishay Intertechnology, Inc.	427,360	6,931,779
Vishay Precision Group, Inc.(a)	57,794	1,380,699
Total		10,426,523
IT Services 0.5%
International Money Express, Inc.(a)	219,468	3,052,800
Semiconductors & Semiconductor Equipment 0.8%
Cohu, Inc.	227,002	4,932,754
Software 1.8%
Asure Software, Inc.(a)	323,810	2,289,337
CDK Global, Inc.	116,366	5,015,374
MicroStrategy, Inc., Class A(a)	24,240	4,049,777
Total		11,354,488
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	219,680	2,807,510
Total Information Technology		49,644,592
Materials 9.2%
Chemicals 1.7%
FutureFuel Corp.	250,096	2,973,641
Livent Corp.(a)	424,466	4,563,010
Tronox Holdings PLC, Class A	358,384	3,501,412
Total		11,038,063
Construction Materials 0.7%
Eagle Materials, Inc.	51,840	4,419,360
Containers & Packaging 0.7%
Greif, Inc., Class A	106,809	4,335,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 4.8%
Ampco-Pittsburgh Corp.(a)	536,820	2,335,167
Capstone Mining Corp.(a)	3,499,714	4,386,792
Centerra Gold, Inc.	362,710	3,168,914
Commercial Metals Co.	330,980	6,834,737
Ferroglobe PLC(a)	1,540,708	951,233
Gold Resource Corp.	717,237	1,965,229
Olympic Steel, Inc.	207,317	2,365,487
Pretium Resources, Inc.(a)	395,296	4,821,407
Schnitzer Steel Industries, Inc., Class A	148,348	3,115,308
Universal Stainless & Alloy Products, Inc.(a)	203,437	1,104,663
Total		31,048,937
Paper & Forest Products 1.3%
Clearwater Paper Corp.(a)	93,710	3,481,326
Louisiana-Pacific Corp.	172,438	4,928,278
Total		8,409,604
Total Materials		59,251,341
Real Estate 5.7%
Equity Real Estate Investment Trusts (REITS) 5.7%
American Assets Trust, Inc.	194,860	4,078,420
Braemar Hotels & Resorts, Inc.	565,720	1,369,042
Brixmor Property Group, Inc.	186,990	2,049,410
Farmland Partners, Inc.	563,226	3,627,176
Highwoods Properties, Inc.	93,590	2,786,174
Hudson Pacific Properties, Inc.	112,350	2,163,861
Macerich Co. (The)	263,870	1,836,535
Pebblebrook Hotel Trust	329,301	3,945,026
PotlatchDeltic Corp.	155,943	6,479,432
RLJ Lodging Trust	551,683	4,512,767
Sunstone Hotel Investors, Inc.	578,212	4,290,333
Total		37,138,176
Total Real Estate		37,138,176
Utilities 0.6%
Gas Utilities 0.6%
National Fuel Gas Co.	96,960	3,874,522
Total Utilities		3,874,522
Total Common Stocks (Cost $544,323,166)		642,792,796

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	28,150	2,899,168
Total Exchange-Traded Equity Funds (Cost $2,819,620)		2,899,168

Warrants 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Metals & Mining 0.0%
Ampco-Pittsburgh Corp.(a)	497,684	296,147
Total Materials		296,147
Total Warrants (Cost $195,721)		296,147

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b),(c)	94,892	94,883
Total Money Market Funds (Cost $94,883)		94,883
Total Investments in Securities (Cost: $547,433,390)		646,082,994
Other Assets & Liabilities, Net		(8,900)
Net Assets		646,074,094

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	3,353,471	152,087,099	(155,345,029)	(658)	94,883	360	2,886	94,892
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	9,648,563	—	—	9,648,563
Consumer Discretionary	90,174,784	—	—	90,174,784
Consumer Staples	16,670,057	—	—	16,670,057
Energy	23,945,437	—	—	23,945,437
Financials	223,397,296	—	—	223,397,296
Health Care	19,982,948	—	—	19,982,948
Industrials	109,065,080	—	—	109,065,080
Information Technology	49,644,592	—	—	49,644,592
Materials	59,251,341	—	—	59,251,341
Real Estate	37,138,176	—	—	37,138,176
Utilities	3,874,522	—	—	3,874,522
Total Common Stocks	642,792,796	—	—	642,792,796
Exchange-Traded Equity Funds	2,899,168	—	—	2,899,168
Warrants
Materials	296,147	—	—	296,147
Total Warrants	296,147	—	—	296,147
Money Market Funds	94,883	—	—	94,883
Total Investments in Securities	646,082,994	—	—	646,082,994
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	11

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $547,338,507)	$645,988,111
Affiliated issuers (cost $94,883)	94,883
Receivable for:
Investments sold	1,889,481
Capital shares sold	708,054
Dividends	175,222
Expense reimbursement due from Investment Manager	115
Prepaid expenses	2,214
Trustees’ deferred compensation plan	445,049
Other assets	37,802
Total assets	649,340,931
Liabilities
Payable for:
Investments purchased	1,267,284
Capital shares purchased	1,365,521
Management services fees	14,939
Distribution and/or service fees	1,418
Transfer agent fees	99,213
Compensation of chief compliance officer	17
Other expenses	73,396
Trustees’ deferred compensation plan	445,049
Total liabilities	3,266,837
Net assets applicable to outstanding capital stock	$646,074,094
Represented by
Paid in capital	569,136,894
Total distributable earnings (loss)	76,937,200
Total - representing net assets applicable to outstanding capital stock	$646,074,094
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
October 31, 2020 (Unaudited)
Class A
Net assets	$183,606,697
Shares outstanding	5,971,208
Net asset value per share	$30.75
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.63
Advisor Class
Net assets	$20,877,843
Shares outstanding	582,830
Net asset value per share	$35.82
Class C
Net assets	$4,560,193
Shares outstanding	234,795
Net asset value per share	$19.42
Institutional Class
Net assets	$262,490,967
Shares outstanding	7,567,908
Net asset value per share	$34.68
Institutional 2 Class
Net assets	$62,784,513
Shares outstanding	1,750,084
Net asset value per share	$35.88
Institutional 3 Class
Net assets	$110,027,336
Shares outstanding	3,150,476
Net asset value per share	$34.92
Class R
Net assets	$1,726,545
Shares outstanding	56,416
Net asset value per share	$30.60
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	13

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,733,904
Dividends — affiliated issuers	2,886
Foreign taxes withheld	(35,294)
Total income	4,701,496
Expenses:
Management services fees	2,224,999
Distribution and/or service fees
Class A	217,786
Class C	21,604
Class R	4,323
Transfer agent fees
Class A	192,682
Advisor Class	22,486
Class C	4,771
Institutional Class	170,802
Institutional 2 Class	16,275
Institutional 3 Class	4,429
Class R	1,918
Compensation of board members	12,002
Custodian fees	7,649
Printing and postage fees	30,304
Registration fees	58,552
Audit fees	14,790
Legal fees	6,239
Interest on interfund lending	59
Compensation of chief compliance officer	75
Other	26,786
Total expenses	3,038,531
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(137,161)
Expense reduction	(4,153)
Total net expenses	2,897,217
Net investment income	1,804,279
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,328,166
Investments — affiliated issuers	360
Foreign currency translations	219
Net realized gain	2,328,745
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	67,952,697
Investments — affiliated issuers	(658)
Net change in unrealized appreciation (depreciation)	67,952,039
Net realized and unrealized gain	70,280,784
Net increase in net assets resulting from operations	$72,085,063
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$1,804,279	$3,910,030
Net realized gain (loss)	2,328,745	(8,826,433)
Net change in unrealized appreciation (depreciation)	67,952,039	(121,636,535)
Net increase (decrease) in net assets resulting from operations	72,085,063	(126,552,938)
Distributions to shareholders
Net investment income and net realized gains
Class A	(263,248)	(8,158,910)
Advisor Class	(44,355)	(942,358)
Class C	(5,544)	(310,586)
Institutional Class	(256,286)	(5,963,643)
Institutional 2 Class	(147,193)	(1,465,899)
Institutional 3 Class	(296,912)	(3,686,464)
Class R	(1,803)	(70,190)
Total distributions to shareholders	(1,015,341)	(20,598,050)
Increase (decrease) in net assets from capital stock activity	143,370,275	(35,902,834)
Total increase (decrease) in net assets	214,439,997	(183,053,822)
Net assets at beginning of period	431,634,097	614,687,919
Net assets at end of period	$646,074,094	$431,634,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	238,710	7,079,906	507,420	15,901,962
Fund reorganization	749,058	20,756,334	—	—
Distributions reinvested	8,587	243,878	223,604	7,583,573
Redemptions	(675,099)	(19,948,863)	(1,492,445)	(48,817,503)
Net increase (decrease)	321,256	8,131,255	(761,421)	(25,331,968)
Advisor Class
Subscriptions	76,825	2,653,601	294,967	10,689,266
Fund reorganization	23,850	769,407	—	—
Distributions reinvested	1,050	34,726	19,604	772,788
Redemptions	(127,971)	(4,401,122)	(391,501)	(15,180,398)
Net decrease	(26,246)	(943,388)	(76,930)	(3,718,344)
Class C
Subscriptions	14,068	259,727	31,735	686,502
Fund reorganization	97,768	1,714,870	—	—
Distributions reinvested	288	5,178	12,954	278,476
Redemptions	(63,629)	(1,193,509)	(194,347)	(4,122,251)
Net increase (decrease)	48,495	786,266	(149,658)	(3,157,273)
Institutional Class
Subscriptions	3,603,978	121,239,943	1,367,703	46,321,984
Fund reorganization	1,392,865	43,499,400	—	—
Distributions reinvested	3,879	124,157	97,005	3,707,301
Redemptions	(934,006)	(30,802,206)	(2,660,086)	(92,363,416)
Net increase (decrease)	4,066,716	134,061,294	(1,195,378)	(42,334,131)
Institutional 2 Class
Subscriptions	237,220	8,242,403	1,075,085	33,771,141
Fund reorganization	14,915	481,614	—	—
Distributions reinvested	4,448	147,193	37,051	1,465,831
Redemptions	(190,970)	(6,703,886)	(367,165)	(13,076,279)
Net increase	65,613	2,167,324	744,971	22,160,693
Institutional 3 Class
Subscriptions	240,053	7,982,006	1,365,778	44,952,340
Fund reorganization	6,037	189,748	—	—
Distributions reinvested	7,998	257,606	74,215	2,855,588
Redemptions	(276,840)	(9,270,792)	(884,925)	(31,307,094)
Net increase (decrease)	(22,752)	(841,432)	555,068	16,500,834
Class R
Subscriptions	11,969	351,451	5,980	197,401
Distributions reinvested	64	1,803	2,079	70,190
Redemptions	(11,125)	(344,298)	(8,642)	(290,236)
Net increase (decrease)	908	8,956	(583)	(22,645)
Total net increase (decrease)	4,453,990	143,370,275	(883,931)	(35,902,834)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2020

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Columbia Small Cap Value Fund I | Semiannual Report 2020	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$26.90	0.08	3.82	3.90	(0.02)	(0.03)	(0.05)
Year Ended 4/30/2020	$36.62	0.18	(8.59)	(8.41)	(0.17)	(1.14)	(1.31)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Year Ended 4/30/2018	$41.62	(0.03)	3.95	3.92	(0.01)	(4.83)	(4.84)
Year Ended 4/30/2017	$37.50	0.05	8.85	8.90	(0.06)	(4.72)	(4.78)
Year Ended 4/30/2016	$43.03	0.11	(1.13)	(1.02)	(0.12)	(4.39)	(4.51)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$31.32	0.13	4.44	4.57	(0.04)	(0.03)	(0.07)
Year Ended 4/30/2020	$42.37	0.30	(9.98)	(9.68)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$46.89	0.10	4.48	4.58	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$41.66	0.15	9.94	10.09	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$47.24	0.24	(1.24)	(1.00)	(0.19)	(4.39)	(4.58)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$17.06	(0.03)	2.42	2.39	—	(0.03)	(0.03)
Year Ended 4/30/2020	$23.72	(0.04)	(5.48)	(5.52)	—	(1.14)	(1.14)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Year Ended 4/30/2018	$29.86	(0.24)	2.76	2.52	—	(4.83)	(4.83)
Year Ended 4/30/2017	$28.24	(0.19)	6.44	6.25	—	(4.63)	(4.63)
Year Ended 4/30/2016	$33.63	(0.13)	(0.87)	(1.00)	—	(4.39)	(4.39)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$30.33	0.11	4.31	4.42	(0.04)	(0.03)	(0.07)
Year Ended 4/30/2020	$41.07	0.30	(9.67)	(9.37)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$45.70	0.08	4.37	4.45	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$40.71	0.14	9.71	9.85	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$46.28	0.23	(1.22)	(0.99)	(0.19)	(4.39)	(4.58)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$31.36	0.16	4.45	4.61	(0.06)	(0.03)	(0.09)
Year Ended 4/30/2020	$42.40	0.36	(10.00)	(9.64)	(0.26)	(1.14)	(1.40)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
Year Ended 4/30/2018	$46.88	0.17	4.46	4.63	(0.11)	(4.83)	(4.94)
Year Ended 4/30/2017	$41.64	0.23	9.92	10.15	(0.19)	(4.72)	(4.91)
Year Ended 4/30/2016	$47.21	0.31	(1.25)	(0.94)	(0.24)	(4.39)	(4.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$30.75	14.50%	1.38%(c),(d)	1.32%(c),(d),(e)	0.52%(c)	27%	$183,607
Year Ended 4/30/2020	$26.90	(23.69%)	1.37%(d),(f)	1.32%(d),(e),(f)	0.55%	60%	$152,006
Year Ended 4/30/2019	$36.62	(2.38%)	1.36%(d),(f)	1.32%(d),(e),(f)	0.21%	62%	$234,765
Year Ended 4/30/2018	$40.70	10.03%	1.35%(f)	1.33%(e),(f)	(0.07%)	51%	$248,266
Year Ended 4/30/2017	$41.62	26.02%	1.38%(f)	1.37%(e),(f)	0.12%	50%	$245,315
Year Ended 4/30/2016	$37.50	(2.60%)	1.36%	1.36%(e)	0.29%	65%	$239,419
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$35.82	14.62%	1.13%(c),(d)	1.07%(c),(d),(e)	0.78%(c)	27%	$20,878
Year Ended 4/30/2020	$31.32	(23.49%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$19,077
Year Ended 4/30/2019	$42.37	(2.14%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.48%	62%	$29,064
Year Ended 4/30/2018	$46.56	10.34%	1.10%(f)	1.08%(e),(f)	0.20%	51%	$11,734
Year Ended 4/30/2017	$46.89	26.30%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$4,729
Year Ended 4/30/2016	$41.66	(2.31%)	1.11%	1.11%(e)	0.56%	65%	$4,007
Class C
Six Months Ended 10/31/2020 (Unaudited)	$19.42	14.02%	2.12%(c),(d)	2.06%(c),(d),(e)	(0.27%)(c)	27%	$4,560
Year Ended 4/30/2020	$17.06	(24.24%)	2.12%(d),(f)	2.07%(d),(e),(f)	(0.20%)	60%	$3,178
Year Ended 4/30/2019	$23.72	(3.15%)	2.10%(d),(f)	2.07%(d),(e),(f)	(0.59%)	62%	$7,969
Year Ended 4/30/2018	$27.55	9.24%	2.10%(f)	2.08%(e),(f)	(0.83%)	51%	$22,792
Year Ended 4/30/2017	$29.86	25.05%	2.12%(f)	2.12%(e),(f)	(0.65%)	50%	$26,703
Year Ended 4/30/2016	$28.24	(3.32%)	2.12%	2.11%(e)	(0.45%)	65%	$26,846
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$34.68	14.61%	1.12%(c),(d)	1.06%(c),(d),(e)	0.63%(c)	27%	$262,491
Year Ended 4/30/2020	$30.33	(23.48%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$106,186
Year Ended 4/30/2019	$41.07	(2.16%)	1.11%(d),(f)	1.07%(d),(e),(f)	0.47%	62%	$192,878
Year Ended 4/30/2018	$45.24	10.32%	1.10%(f)	1.08%(e),(f)	0.17%	51%	$209,822
Year Ended 4/30/2017	$45.70	26.33%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$239,246
Year Ended 4/30/2016	$40.71	(2.34%)	1.11%	1.11%(e)	0.54%	65%	$237,720
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$35.88	14.72%	0.96%(c),(d)	0.93%(c),(d)	0.91%(c)	27%	$62,785
Year Ended 4/30/2020	$31.36	(23.39%)	0.98%(d),(f)	0.94%(d),(f)	0.96%	60%	$52,825
Year Ended 4/30/2019	$42.40	(2.01%)	0.97%(d),(f)	0.94%(d),(f)	0.61%	62%	$39,831
Year Ended 4/30/2018	$46.57	10.45%	0.97%(f)	0.96%(f)	0.35%	51%	$15,739
Year Ended 4/30/2017	$46.88	26.50%	0.97%(f)	0.97%(f)	0.52%	50%	$9,135
Year Ended 4/30/2016	$41.64	(2.19%)	0.96%	0.96%	0.74%	65%	$7,115
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$30.53	0.16	4.32	4.48	(0.06)	(0.03)	(0.09)
Year Ended 4/30/2020	$41.30	0.37	(9.72)	(9.35)	(0.28)	(1.14)	(1.42)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Year Ended 4/30/2018	$45.86	0.17	4.37	4.54	(0.12)	(4.83)	(4.95)
Year Ended 4/30/2017	$40.83	0.09	9.87	9.96	(0.21)	(4.72)	(4.93)
Year Ended 4/30/2016	$46.37	0.29	(1.18)	(0.89)	(0.26)	(4.39)	(4.65)
Class R
Six Months Ended 10/31/2020 (Unaudited)	$26.79	0.04	3.80	3.84	—	(0.03)	(0.03)
Year Ended 4/30/2020	$36.50	0.10	(8.56)	(8.46)	(0.11)	(1.14)	(1.25)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)
Year Ended 4/30/2018	$41.63	(0.13)	3.94	3.81	—	(4.83)	(4.83)
Year Ended 4/30/2017	$37.54	(0.06)	8.87	8.81	—	(4.72)	(4.72)
Year Ended 4/30/2016	$43.09	0.02	(1.13)	(1.11)	(0.05)	(4.39)	(4.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Value Fund I | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$34.92	14.71%	0.92%(c),(d)	0.88%(c),(d)	0.97%(c)	27%	$110,027
Year Ended 4/30/2020	$30.53	(23.34%)	0.93%(d),(f)	0.89%(d),(f)	1.01%	60%	$96,875
Year Ended 4/30/2019	$41.30	(1.97%)	0.92%(d),(f)	0.89%(d),(f)	0.64%	62%	$108,132
Year Ended 4/30/2018	$45.45	10.50%	0.93%(f)	0.91%(f)	0.37%	51%	$115,296
Year Ended 4/30/2017	$45.86	26.57%	0.92%(f)	0.92%(f)	0.22%	50%	$64,230
Year Ended 4/30/2016	$40.83	(2.13%)	0.91%	0.91%	0.70%	65%	$10,022
Class R
Six Months Ended 10/31/2020 (Unaudited)	$30.60	14.34%	1.63%(c),(d)	1.57%(c),(d),(e)	0.28%(c)	27%	$1,727
Year Ended 4/30/2020	$26.79	(23.87%)	1.62%(d),(f)	1.57%(d),(e),(f)	0.31%	60%	$1,487
Year Ended 4/30/2019	$36.50	(2.67%)	1.60%(d),(f)	1.57%(d),(e),(f)	(0.03%)	62%	$2,048
Year Ended 4/30/2018	$40.61	9.77%	1.60%(f)	1.58%(e),(f)	(0.31%)	51%	$3,790
Year Ended 4/30/2017	$41.63	25.71%	1.63%(f)	1.62%(e),(f)	(0.15%)	50%	$3,032
Year Ended 4/30/2016	$37.54	(2.83%)	1.61%	1.61%(e)	0.06%	65%	$2,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	21

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Small Cap Value Fund I | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Value Fund I | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective July 8, 2020, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. Prior to July 8, 2020, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.87% to 0.75% as the Fund’s net assets increased. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.85% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
24	Columbia Small Cap Value Fund I | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Advisor Class	0.22
Class C	0.22
Institutional Class	0.22
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.22
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $4,153.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Value Fund I | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	34,508
Class C	—	1.00(b)	30

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 11, 2020 through August 31, 2021	Prior to July 11, 2020
Class A	1.31%	1.32%
Advisor Class	1.06	1.07
Class C	2.06	2.07
Institutional Class	1.06	1.07
Institutional 2 Class	0.93	0.94
Institutional 3 Class	0.88	0.89
Class R	1.56	1.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Fund reorganization note) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
26	Columbia Small Cap Value Fund I | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
547,433,000	130,422,000	(31,772,000)	98,650,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2020 as arising on May 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	22,119,861
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
The Fund acquired $8,183,533 of capital loss carryforward in connection with the Columbia Disciplined Small Core Fund merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired capital loss carryforward and unrealized losses may be limited by the Internal Revenue Code.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $228,766,579 and $135,825,223, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $16,396,105 and $23,588,407, respectively.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Small Cap Value Fund I | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	566,667	0.62	6
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Disciplined Small Core Fund (the Acquired Fund), a series of Columbia Funds Series Trust I. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $437,882,159 and the combined net assets immediately after the reorganization were $505,293,532.
The reorganization was accomplished by a tax-free exchange of 16,812,075 shares of the Acquired Fund valued at $67,411,373 (including $(3,161,978) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	749,058
Advisor Class	23,850
Class C	97,768
Institutional Class	1,392,865(a)
Institutional 2 Class	14,915
Institutional 3 Class	6,037

28	Columbia Small Cap Value Fund I | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
(a)	1,101,599 shares of Institutional Class were issued in exchange of Class V shares of the Acquired Fund.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on May 1, 2020, the Fund’s pro-forma results of operations for the six months ended October 31, 2020 would have been approximately:
($)
Net investment income	1,916,000
Net realized gain	2,411,000
Net change in unrealized appreciation	72,239,000
Net increase in net asset from operations	76,566,000
Note 10. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in
Columbia Small Cap Value Fund I | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At October 31, 2020, two unaffiliated shareholders of record owned 33.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 14.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
30	Columbia Small Cap Value Fund I | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Small Cap Value Fund I | Semiannual Report 2020	31

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Small Cap Value Fund I (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
32	Columbia Small Cap Value Fund I | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the fifty-second, thirty-ninth and twenty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia Small Cap Value Fund I | Semiannual Report 2020	33

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were both ranked in the fourth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
34	Columbia Small Cap Value Fund I | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2020	35

Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia U.S. Treasury Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Treasury Index Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	-1.15	6.56	3.26	2.66
Class C	Excluding sales charges	11/25/02	-1.41	5.83	2.54	1.98
	Including sales charges		-2.39	4.83	2.54	1.98
Institutional Class		06/04/91	-0.99	6.72	3.43	2.86
Institutional 2 Class*		11/08/12	-1.00	6.73	3.41	2.85
Institutional 3 Class*		03/01/17	-0.98	6.78	3.41	2.85
FTSE USBIG Treasury Index			-0.93	6.92	3.61	3.04
Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE USBIG Treasury Index tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes fixed-rate U.S. Treasury bonds with USD 5 billion public amount outstanding and greater than one year to maturity. The index excludes U.S. Federal Reserve purchases, inflation-indexed securities and STRIPS.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Money Market Funds	0.2
U.S. Treasury Obligations	99.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2020)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.50	1,023.46	1.60	1.62	0.32
Class C	1,000.00	1,000.00	985.90	1,020.05	4.98	5.06	1.00
Institutional Class	1,000.00	1,000.00	990.10	1,024.22	0.85	0.86	0.17
Institutional 2 Class	1,000.00	1,000.00	990.00	1,024.22	0.85	0.86	0.17
Institutional 3 Class	1,000.00	1,000.00	990.20	1,024.22	0.85	0.86	0.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2021	2.875%	20,602,000	21,183,846
11/30/2021	1.500%	1,610,000	1,633,458
11/30/2021	1.750%	2,431,000	2,473,068
11/30/2021	1.875%	1,232,000	1,254,956
12/15/2021	2.625%	9,596,000	9,862,139
12/31/2021	1.625%	11,801,000	12,004,291
01/15/2022	2.500%	5,944,000	6,112,336
01/31/2022	1.375%	8,950,000	9,086,697
01/31/2022	1.500%	3,651,000	3,712,468
01/31/2022	1.875%	3,096,000	3,162,516
02/15/2022	2.000%	3,000,000	3,071,484
02/15/2022	2.500%	2,575,000	2,652,854
02/28/2022	1.125%	1,822,000	1,845,700
02/28/2022	1.750%	4,010,000	4,095,056
02/28/2022	1.875%	3,519,000	3,599,552
03/15/2022	2.375%	2,538,000	2,615,231
03/31/2022	1.750%	3,661,000	3,743,516
03/31/2022	1.875%	7,641,000	7,826,652
04/15/2022	2.250%	6,399,000	6,594,719
04/30/2022	0.125%	5,134,000	5,132,396
04/30/2022	1.750%	1,145,000	1,172,373
04/30/2022	1.875%	3,624,000	3,717,290
05/15/2022	2.125%	11,627,000	11,978,989
05/31/2022	1.750%	3,487,000	3,574,720
05/31/2022	1.875%	2,679,000	2,751,731
06/30/2022	0.125%	2,935,000	2,933,510
06/30/2022	1.750%	4,977,000	5,108,618
06/30/2022	2.125%	3,763,000	3,885,738
07/31/2022	0.125%	1,260,000	1,259,262
07/31/2022	1.875%	2,811,000	2,895,110
07/31/2022	2.000%	2,630,000	2,714,242
08/15/2022	1.500%	5,166,000	5,290,105
08/15/2022	1.625%	6,041,000	6,199,104
08/31/2022	0.125%	4,920,000	4,917,117
08/31/2022	1.625%	5,252,000	5,392,327
08/31/2022	1.875%	5,303,000	5,468,512
09/15/2022	1.500%	10,183,000	10,438,768
09/30/2022	1.750%	4,941,000	5,090,967
09/30/2022	1.875%	6,120,000	6,320,334
10/15/2022	1.375%	5,539,000	5,670,551
10/31/2022	1.875%	4,226,000	4,370,443
10/31/2022	2.000%	6,441,000	6,677,254
11/30/2022	2.000%	3,927,000	4,076,717
12/15/2022	1.625%	4,795,000	4,943,720
12/31/2022	2.125%	6,873,000	7,164,029
01/15/2023	1.500%	8,964,000	9,227,317
01/31/2023	1.750%	3,340,000	3,458,466
01/31/2023	2.375%	1,475,000	1,548,059
02/15/2023	1.375%	17,896,000	18,389,538
02/28/2023	1.500%	2,065,000	2,128,886
02/28/2023	2.625%	2,928,000	3,094,988
03/15/2023	0.500%	2,712,000	2,733,188
03/31/2023	1.500%	4,328,000	4,466,293
03/31/2023	2.500%	4,278,000	4,517,635
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2023	0.250%	3,780,000	3,787,088
04/30/2023	2.750%	3,348,000	3,562,481
05/15/2023	0.125%	2,239,000	2,236,201
05/15/2023	1.750%	4,330,000	4,502,523
05/31/2023	1.625%	7,274,000	7,544,502
05/31/2023	2.750%	3,539,000	3,772,906
06/15/2023	0.250%	6,948,000	6,960,485
06/30/2023	1.375%	6,823,000	7,038,884
06/30/2023	2.625%	6,836,000	7,279,272
07/15/2023	0.125%	6,693,000	6,682,542
07/31/2023	1.250%	3,432,000	3,531,743
07/31/2023	2.750%	4,617,000	4,940,911
08/15/2023	0.125%	9,193,000	9,176,481
08/15/2023	2.500%	10,669,000	11,355,817
08/31/2023	1.375%	692,000	715,085
08/31/2023	2.750%	1,832,000	1,964,104
09/15/2023	0.125%	7,282,000	7,268,346
09/30/2023	1.375%	4,418,000	4,569,869
09/30/2023	2.875%	1,967,000	2,120,057
10/31/2023	1.625%	4,343,000	4,528,595
10/31/2023	2.875%	3,399,000	3,670,654
11/15/2023	2.750%	5,496,000	5,920,223
11/30/2023	2.125%	3,030,000	3,208,959
11/30/2023	2.875%	4,657,000	5,038,656
12/31/2023	2.250%	3,622,000	3,854,600
12/31/2023	2.625%	5,549,000	5,971,244
01/31/2024	2.500%	4,312,000	4,630,684
02/15/2024	2.750%	3,580,000	3,876,748
02/29/2024	2.125%	4,896,000	5,204,295
02/29/2024	2.375%	7,373,000	7,898,902
03/31/2024	2.125%	6,657,000	7,085,024
04/30/2024	2.000%	3,166,000	3,359,918
04/30/2024	2.250%	9,466,000	10,128,620
05/15/2024	2.500%	3,886,000	4,194,451
05/31/2024	2.000%	6,944,000	7,378,000
06/30/2024	1.750%	2,038,000	2,148,975
06/30/2024	2.000%	2,523,000	2,683,447
07/31/2024	1.750%	5,053,000	5,332,889
07/31/2024	2.125%	7,678,000	8,211,261
08/15/2024	2.375%	6,973,000	7,527,027
08/31/2024	1.250%	6,494,000	6,736,003
09/30/2024	1.500%	4,452,000	4,663,818
10/31/2024	1.500%	4,952,000	5,190,702
10/31/2024	2.250%	3,416,000	3,682,608
11/15/2024	2.250%	896,000	966,420
11/30/2024	1.500%	2,174,000	2,280,322
11/30/2024	2.125%	346,000	371,653
12/31/2024	1.750%	1,636,000	1,733,904
12/31/2024	2.250%	1,789,000	1,933,238
01/31/2025	1.375%	6,343,000	6,628,435
01/31/2025	2.500%	2,209,000	2,412,987
02/15/2025	2.000%	17,173,000	18,403,285
02/28/2025	1.125%	3,322,000	3,437,751
02/28/2025	2.750%	5,138,000	5,675,082
03/31/2025	0.500%	3,215,000	3,239,364
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2025	2.625%	3,771,000	4,150,457
04/30/2025	0.375%	4,205,000	4,212,556
04/30/2025	2.875%	5,744,000	6,395,585
05/15/2025	2.125%	5,903,000	6,377,085
05/31/2025	0.250%	2,765,000	2,753,767
05/31/2025	2.875%	8,714,000	9,716,110
06/30/2025	0.250%	6,823,000	6,791,550
06/30/2025	2.750%	3,280,000	3,643,363
07/31/2025	0.250%	10,260,000	10,207,898
07/31/2025	2.875%	2,468,000	2,759,918
08/15/2025	2.000%	5,917,000	6,375,105
08/31/2025	2.750%	4,848,000	5,399,460
09/30/2025	0.250%	7,876,000	7,828,006
09/30/2025	3.000%	3,564,000	4,018,688
10/31/2025	3.000%	3,111,000	3,513,243
11/15/2025	2.250%	6,847,000	7,481,417
11/30/2025	2.875%	6,613,000	7,437,558
01/31/2026	2.625%	4,569,000	5,093,721
02/15/2026	1.625%	5,126,000	5,448,778
02/15/2026	6.000%	3,073,000	3,964,650
02/28/2026	2.500%	4,259,000	4,724,828
03/31/2026	2.250%	6,048,000	6,634,373
04/30/2026	2.375%	6,787,000	7,498,044
05/15/2026	1.625%	5,906,000	6,282,969
05/31/2026	2.125%	4,135,000	4,514,580
07/31/2026	1.875%	3,061,000	3,302,532
08/15/2026	1.500%	8,703,000	9,204,102
08/31/2026	1.375%	5,002,000	5,254,445
10/31/2026	1.625%	2,647,000	2,820,089
11/15/2026	2.000%	8,262,000	8,988,798
11/30/2026	1.625%	3,260,000	3,474,192
12/31/2026	1.750%	2,844,000	3,053,967
01/31/2027	1.500%	6,535,000	6,919,442
02/15/2027	2.250%	5,499,000	6,078,973
03/31/2027	0.625%	2,295,000	2,303,068
04/30/2027	0.500%	3,196,000	3,180,270
05/15/2027	2.375%	5,797,000	6,467,278
05/31/2027	0.500%	5,916,000	5,882,723
06/30/2027	0.500%	7,037,000	6,991,919
07/31/2027	0.375%	9,931,000	9,780,483
08/15/2027	2.250%	7,510,000	8,334,927
09/30/2027	0.375%	5,510,000	5,417,880
11/15/2027	2.250%	8,740,000	9,716,422
02/15/2028	2.750%	8,150,000	9,366,133
05/15/2028	2.875%	7,901,000	9,177,505
08/15/2028	2.875%	7,563,000	8,809,713
11/15/2028	3.125%	5,535,000	6,575,407
11/15/2028	5.250%	2,293,000	3,108,806
02/15/2029	2.625%	9,624,000	11,079,630
02/15/2029	5.250%	6,351,000	8,665,146
05/15/2029	2.375%	6,437,000	7,295,937
08/15/2029	1.625%	6,694,000	7,178,269
11/15/2029	1.750%	5,207,000	5,643,900
02/15/2030	1.500%	9,114,000	9,676,505
05/15/2030	0.625%	11,497,000	11,274,246
05/15/2030	6.250%	1,377,000	2,068,082
08/15/2030	0.625%	11,522,000	11,271,757
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2031	5.375%	1,250,000	1,808,984
02/15/2036	4.500%	1,132,000	1,673,414
05/15/2038	4.500%	2,670,000	4,066,744
02/15/2039	3.500%	3,354,000	4,587,119
05/15/2039	4.250%	1,608,000	2,404,211
08/15/2039	4.500%	623,000	960,101
11/15/2039	4.375%	2,197,000	3,344,589
02/15/2040	4.625%	3,245,000	5,091,608
05/15/2040	1.125%	10,574,000	10,093,213
05/15/2040	4.375%	3,156,000	4,825,228
08/15/2040	1.125%	6,145,000	5,847,352
02/15/2041	4.750%	1,371,000	2,202,597
05/15/2041	4.375%	852,000	1,313,145
08/15/2041	3.750%	2,049,000	2,925,908
02/15/2042	3.125%	568,000	747,896
08/15/2042	2.750%	2,255,000	2,806,418
11/15/2042	2.750%	3,844,000	4,779,774
02/15/2043	3.125%	4,343,000	5,723,260
05/15/2043	2.875%	4,744,000	6,023,398
08/15/2043	3.625%	2,765,000	3,921,980
11/15/2043	3.750%	3,315,000	4,792,247
02/15/2044	3.625%	4,205,000	5,979,641
05/15/2044	3.375%	3,278,000	4,500,079
08/15/2044	3.125%	4,226,000	5,593,507
11/15/2044	3.000%	4,402,000	5,716,410
02/15/2045	2.500%	4,808,000	5,747,063
05/15/2045	3.000%	4,084,000	5,311,114
08/15/2045	2.875%	3,940,000	5,026,578
11/15/2045	3.000%	2,890,000	3,769,644
02/15/2046	2.500%	4,336,000	5,193,038
05/15/2046	2.500%	4,493,000	5,383,176
08/15/2046	2.250%	5,302,000	6,068,305
11/15/2046	2.875%	4,526,000	5,801,766
02/15/2047	3.000%	4,515,000	5,922,410
05/15/2047	3.000%	4,533,000	5,953,104
08/15/2047	2.750%	4,820,000	6,063,409
11/15/2047	2.750%	4,171,000	5,249,595
02/15/2048	3.000%	4,880,000	6,423,300
05/15/2048	3.125%	4,976,000	6,698,940
08/15/2048	3.000%	4,252,000	5,610,647
11/15/2048	3.375%	4,863,000	6,855,310
02/15/2049	3.000%	4,613,000	6,100,692
05/15/2049	2.875%	4,699,000	6,082,268
08/15/2049	2.250%	5,031,000	5,773,859
11/15/2049	2.375%	5,329,000	6,277,395
02/15/2050	2.000%	10,285,000	11,201,008
05/15/2050	1.250%	9,776,000	8,888,522
08/15/2050	1.375%	9,373,000	8,803,297
Total U.S. Treasury Obligations (Cost $1,096,992,853)			1,170,976,395

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(a),(b)	2,533,502	2,533,248
Total Money Market Funds (Cost $2,532,882)		2,533,248
Total Investments in Securities (Cost: $1,099,525,735)		1,173,509,643
Other Assets & Liabilities, Net		6,862,833
Net Assets		1,180,372,476
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	12,559,865	119,522,965	(129,547,745)	(1,837)	2,533,248	(1,872)	6,751	2,533,502
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	1,170,976,395	—	—	1,170,976,395
Money Market Funds	2,533,248	—	—	2,533,248
Total Investments in Securities	1,173,509,643	—	—	1,173,509,643
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,096,992,853)	$1,170,976,395
Affiliated issuers (cost $2,532,882)	2,533,248
Receivable for:
Investments sold	18,903,227
Capital shares sold	1,966,266
Dividends	621
Interest	6,773,288
Expense reimbursement due from Investment Manager	7,508
Trustees’ deferred compensation plan	122,250
Total assets	1,201,282,803
Liabilities
Payable for:
Investments purchased	18,652,030
Capital shares purchased	811,069
Distributions to shareholders	1,311,539
Management services fees	12,903
Distribution and/or service fees	453
Other expenses	83
Trustees’ deferred compensation plan	122,250
Total liabilities	20,910,327
Net assets applicable to outstanding capital stock	$1,180,372,476
Represented by
Paid in capital	1,100,904,704
Total distributable earnings (loss)	79,467,772
Total - representing net assets applicable to outstanding capital stock	$1,180,372,476
Class A
Net assets	$58,740,867
Shares outstanding	4,861,152
Net asset value per share	$12.08
Class C
Net assets	$9,857,043
Shares outstanding	815,815
Net asset value per share	$12.08
Institutional Class
Net assets	$577,250,406
Shares outstanding	47,753,006
Net asset value per share	$12.09
Institutional 2 Class
Net assets	$65,050,963
Shares outstanding	5,392,598
Net asset value per share	$12.06
Institutional 3 Class
Net assets	$469,473,197
Shares outstanding	38,615,400
Net asset value per share	$12.16
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$6,751
Interest	9,053,731
Total income	9,060,482
Expenses:
Management services fees	2,245,669
Distribution and/or service fees
Class A	69,633
Class C	45,541
Compensation of board members	17,538
Other	1,093
Total expenses	2,379,474
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,307,277)
Fees waived by distributor
Class A	(27,899)
Class C	(7,652)
Expense reduction	(560)
Total net expenses	1,036,086
Net investment income	8,024,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,762,666
Investments — affiliated issuers	(1,872)
Net realized gain	4,760,794
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(25,006,304)
Investments — affiliated issuers	(1,837)
Net change in unrealized appreciation (depreciation)	(25,008,141)
Net realized and unrealized loss	(20,247,347)
Net decrease in net assets resulting from operations	$(12,222,951)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$8,024,396	$18,899,109
Net realized gain	4,760,794	13,906,991
Net change in unrealized appreciation (depreciation)	(25,008,141)	92,971,205
Net increase (decrease) in net assets resulting from operations	(12,222,951)	125,777,305
Distributions to shareholders
Net investment income and net realized gains
Class A	(361,774)	(691,605)
Class C	(27,820)	(44,719)
Institutional Class	(4,166,876)	(9,616,113)
Institutional 2 Class	(403,779)	(796,599)
Institutional 3 Class	(3,106,580)	(7,744,004)
Total distributions to shareholders	(8,066,829)	(18,893,040)
Increase in net assets from capital stock activity	93,031,675	157,956,007
Total increase in net assets	72,741,895	264,840,272
Net assets at beginning of period	1,107,630,581	842,790,309
Net assets at end of period	$1,180,372,476	$1,107,630,581
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,614,721	19,751,700	3,489,419	41,663,933
Distributions reinvested	17,306	211,536	30,276	352,443
Redemptions	(991,235)	(12,119,641)	(2,544,507)	(29,862,330)
Net increase	640,792	7,843,595	975,188	12,154,046
Class C
Subscriptions	372,571	4,552,004	505,393	5,939,164
Distributions reinvested	2,266	27,699	3,750	43,694
Redemptions	(121,129)	(1,477,858)	(201,633)	(2,338,843)
Net increase	253,708	3,101,845	307,510	3,644,015
Institutional Class
Subscriptions	8,657,813	105,863,283	28,352,853	326,628,841
Distributions reinvested	327,506	4,007,007	795,276	9,247,081
Redemptions	(8,545,779)	(104,093,083)	(11,201,780)	(129,793,821)
Net increase	439,540	5,777,207	17,946,349	206,082,101
Institutional 2 Class
Subscriptions	2,433,788	29,630,819	2,670,305	31,549,517
Distributions reinvested	10,040	122,552	10,018	117,091
Redemptions	(1,229,259)	(15,032,650)	(1,766,617)	(20,768,799)
Net increase	1,214,569	14,720,721	913,706	10,897,809
Institutional 3 Class
Subscriptions	9,435,980	116,035,181	22,455,255	267,873,940
Distributions reinvested	252,338	3,104,298	664,076	7,740,810
Redemptions	(4,671,538)	(57,551,172)	(29,735,701)	(350,436,714)
Net increase (decrease)	5,016,780	61,588,307	(6,616,370)	(74,821,964)
Total net increase	7,565,389	93,031,675	13,526,383	157,956,007
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$12.30	0.08	(0.22)	(0.14)	(0.08)	—	(0.08)
Year Ended 4/30/2020	$11.00	0.21	1.30	1.51	(0.21)	—	(0.21)
Year Ended 4/30/2019	$10.75	0.21	0.25	0.46	(0.21)	—	(0.21)
Year Ended 4/30/2018	$11.06	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)
Year Ended 4/30/2017	$11.34	0.14	(0.25)	(0.11)	(0.14)	(0.03)	(0.17)
Year Ended 4/30/2016	$11.28	0.14	0.12	0.26	(0.14)	(0.06)	(0.20)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$12.29	0.04	(0.21)	(0.17)	(0.04)	—	(0.04)
Year Ended 4/30/2020	$11.00	0.13	1.29	1.42	(0.13)	—	(0.13)
Year Ended 4/30/2019	$10.75	0.13	0.25	0.38	(0.13)	—	(0.13)
Year Ended 4/30/2018	$11.06	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)
Year Ended 4/30/2017	$11.34	0.06	(0.24)	(0.18)	(0.07)	(0.03)	(0.10)
Year Ended 4/30/2016	$11.28	0.07	0.12	0.19	(0.07)	(0.06)	(0.13)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$12.30	0.09	(0.21)	(0.12)	(0.09)	—	(0.09)
Year Ended 4/30/2020	$11.01	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.75	0.22	0.27	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.06	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.34	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
Year Ended 4/30/2016	$11.28	0.16	0.12	0.28	(0.16)	(0.06)	(0.22)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$12.27	0.09	(0.21)	(0.12)	(0.09)	—	(0.09)
Year Ended 4/30/2020	$10.98	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.73	0.23	0.25	0.48	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.04	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.32	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
Year Ended 4/30/2016	$11.26	0.16	0.12	0.28	(0.16)	(0.06)	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$12.08	(1.15%)	0.65%(c)	0.32%(c),(d)	1.29%(c)	17%	$58,741
Year Ended 4/30/2020	$12.30	13.88%	0.65%	0.33%(d)	1.83%	54%	$51,890
Year Ended 4/30/2019	$11.00	4.32%	0.65%	0.35%(d)	1.93%	50%	$35,707
Year Ended 4/30/2018	$10.75	(1.35%)	0.65%	0.35%(d)	1.49%	27%	$45,074
Year Ended 4/30/2017	$11.06	(0.94%)	0.65%	0.35%(d)	1.27%	50%	$48,312
Year Ended 4/30/2016	$11.34	2.38%	0.66%	0.35%(d)	1.30%	91%	$41,893
Class C
Six Months Ended 10/31/2020 (Unaudited)	$12.08	(1.41%)	1.40%(c)	1.00%(c),(d)	0.61%(c)	17%	$9,857
Year Ended 4/30/2020	$12.29	13.00%	1.41%	1.03%(d)	1.12%	54%	$6,910
Year Ended 4/30/2019	$11.00	3.59%	1.40%	1.05%(d)	1.23%	50%	$2,801
Year Ended 4/30/2018	$10.75	(2.03%)	1.41%	1.05%(d)	0.78%	27%	$4,143
Year Ended 4/30/2017	$11.06	(1.63%)	1.40%	1.05%(d)	0.56%	50%	$6,938
Year Ended 4/30/2016	$11.34	1.67%	1.41%	1.05%(d)	0.59%	91%	$9,892
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$12.09	(0.99%)	0.40%(c)	0.17%(c),(d)	1.44%(c)	17%	$577,250
Year Ended 4/30/2020	$12.30	13.95%	0.40%	0.18%(d)	1.98%	54%	$581,931
Year Ended 4/30/2019	$11.01	4.57%	0.40%	0.20%(d)	2.08%	50%	$323,226
Year Ended 4/30/2018	$10.75	(1.20%)	0.40%	0.20%(d)	1.64%	27%	$392,889
Year Ended 4/30/2017	$11.06	(0.79%)	0.40%	0.20%(d)	1.42%	50%	$380,519
Year Ended 4/30/2016	$11.34	2.54%	0.41%	0.20%(d)	1.44%	91%	$274,641
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$12.06	(1.00%)	0.40%(c)	0.17%(c)	1.44%(c)	17%	$65,051
Year Ended 4/30/2020	$12.27	13.98%	0.40%	0.18%	1.98%	54%	$51,284
Year Ended 4/30/2019	$10.98	4.48%	0.40%	0.20%	2.10%	50%	$35,855
Year Ended 4/30/2018	$10.73	(1.20%)	0.40%	0.20%	1.65%	27%	$30,710
Year Ended 4/30/2017	$11.04	(0.80%)	0.41%	0.20%	1.45%	50%	$24,839
Year Ended 4/30/2016	$11.32	2.54%	0.41%	0.20%	1.45%	91%	$3,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$12.37	0.09	(0.21)	(0.12)	(0.09)	—	(0.09)
Year Ended 4/30/2020	$11.07	0.23	1.30	1.53	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.81	0.23	0.26	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.13	0.18	(0.32)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2017(e)	$11.02	0.03	0.11(f)	0.14	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$12.16	(0.98%)	0.40%(c)	0.17%(c)	1.44%(c)	17%	$469,473
Year Ended 4/30/2020	$12.37	13.97%	0.40%	0.18%	2.00%	54%	$415,616
Year Ended 4/30/2019	$11.07	4.56%	0.40%	0.20%	2.10%	50%	$445,200
Year Ended 4/30/2018	$10.81	(1.27%)	0.40%	0.20%	1.66%	27%	$401,768
Year Ended 4/30/2017(e)	$11.13	1.24%	0.40%(c)	0.20%(c)	1.52%(c)	50%	$252,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	17

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $560.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the service fee for Class A and Class C shares through August 31, 2021 so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to each share class. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, this was a voluntary waiver.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through August 31, 2021 so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, the Distributor voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class C	—	1.00(a)	580

(a)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2021
Class A	0.42%
Class C	1.17
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,099,526,000	77,186,000	(3,202,000)	73,984,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $283,267,696 and $186,666,301, respectively, for the six months ended October 31, 2020, of which $283,267,696 and $186,666,301, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access,
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At October 31, 2020, affiliated shareholders of record owned 78.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	25

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia U.S. Treasury Index Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks, and the Fund’s tracking error relative to its benchmark index;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, the Fund’s tracking error relative to its benchmark index, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the seventy-sixth, eighty-sixth and eighty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	27

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that because the independent third-party data provider was unable to identify more than two peers in the Fund’s expense universe as determined by the independent third-party data provider, the Fund’s actual management fee and total expense ratio were not ranked by quintile against the Fund’s expense universe. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
28	Columbia U.S. Treasury Index Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2020	29

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Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Corporate Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Corporate Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Corporate Income Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2003
Royce Wilson, CFA
Portfolio Manager
Managed Fund since February 2020
John Dawson, CFA
Portfolio Manager
Managed Fund since February 2020
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	5.04	8.20	5.89	4.99
	Including sales charges		0.07	3.09	4.87	4.48
Advisor Class*		11/08/12	5.18	8.38	6.14	5.26
Class C	Excluding sales charges	07/15/02	4.74	7.47	5.24	4.36
	Including sales charges		3.74	6.47	5.24	4.36
Institutional Class		03/05/86	5.17	8.47	6.15	5.25
Institutional 2 Class*		11/08/12	5.24	8.50	6.27	5.35
Institutional 3 Class*		11/08/12	5.26	8.55	6.30	5.39
Blended Benchmark			5.85	6.40	5.91	5.27
Bloomberg Barclays U.S. Corporate Bond Index			4.96	7.05	5.85	5.11
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg Barclays U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America (ICE BofA) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Corporate Income Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Common Stocks	0.0(a)
Corporate Bonds & Notes	90.8
Foreign Government Obligations	0.0(a)
Money Market Funds	7.2
Senior Loans	0.1
U.S. Treasury Obligations	1.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2020)
AAA rating	2.0
AA rating	3.1
A rating	25.1
BBB rating	52.1
BB rating	9.0
B rating	6.7
CCC rating	1.9
CC rating	0.0(a)
Not rated	0.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Corporate Income Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.40	1,020.61	4.57	4.51	0.89
Advisor Class	1,000.00	1,000.00	1,051.80	1,021.86	3.29	3.24	0.64
Class C	1,000.00	1,000.00	1,047.40	1,017.70	7.54	7.44	1.47
Institutional Class	1,000.00	1,000.00	1,051.70	1,021.86	3.29	3.24	0.64
Institutional 2 Class	1,000.00	1,000.00	1,052.40	1,022.41	2.73	2.69	0.53
Institutional 3 Class	1,000.00	1,000.00	1,052.60	1,022.66	2.47	2.43	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Corporate Income Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	37,564
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		37,564
Total Financials		37,564
Total Common Stocks (Cost $1,077,470)		37,564

Corporate Bonds & Notes 89.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.4%
BAE Systems PLC(d)
04/15/2030	3.400%	3,615,000	4,031,903
Boeing Co. (The)
08/01/2059	3.950%	7,970,000	7,239,365
Bombardier, Inc.(d)
10/15/2022	6.000%	158,000	140,919
12/01/2024	7.500%	337,000	252,750
Moog, Inc.(d)
12/15/2027	4.250%	139,000	142,508
Northrop Grumman Corp.
01/15/2028	3.250%	17,710,000	19,733,405
TransDigm, Inc.(d)
12/15/2025	8.000%	224,000	242,543
03/15/2026	6.250%	3,070,000	3,201,434
TransDigm, Inc.
06/15/2026	6.375%	622,000	619,829
03/15/2027	7.500%	149,000	153,924
Subordinated
11/15/2027	5.500%	666,000	650,029
United Technologies Corp.
06/01/2042	4.500%	3,010,000	3,777,683
Total			40,186,292
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	265,000	272,749
Automotive 0.5%
Clarios Global LP(d)
05/15/2025	6.750%	88,000	93,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
04/21/2023	8.500%	68,000	75,046
04/22/2025	9.000%	67,000	78,934
04/22/2030	9.625%	20,000	26,734
Ford Motor Credit Co. LLC
03/18/2021	3.336%	618,000	617,472
09/08/2024	3.664%	1,168,000	1,157,372
06/16/2025	5.125%	256,000	266,818
08/17/2027	4.125%	554,000	545,858
General Motors Co.
04/01/2048	5.400%	1,840,000	2,105,425
IAA Spinco, Inc.(d)
06/15/2027	5.500%	298,000	312,783
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	355,000	360,116
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	68,000	70,782
05/15/2027	8.500%	503,000	525,002
Total			6,235,420
Banking 9.4%
Bank of America Corp.(e)
07/23/2031	1.898%	23,320,000	23,117,512
Capital One Financial Corp.
01/31/2028	3.800%	3,370,000	3,786,738
Citigroup, Inc.(e)
06/03/2031	2.572%	10,510,000	10,955,148
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	6,290,000	6,644,885
07/08/2044	4.800%	2,430,000	3,182,749
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	25,400,000	27,169,237
Morgan Stanley(e)
01/22/2031	2.699%	9,775,000	10,435,155
Washington Mutual Bank(b),(c),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	8,670,000	9,491,308
Wells Fargo & Co.(e)
10/30/2030	2.879%	5,925,000	6,303,766
02/11/2031	2.572%	10,240,000	10,668,475
Total			111,764,498
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(d)
08/01/2027	10.750%	81,000	81,373
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG Issuer LLC(d)
03/01/2028	6.250%	78,000	76,444
NFP Corp.(d)
05/15/2025	7.000%	59,000	62,693
08/15/2028	6.875%	900,000	874,698
Total			1,095,208
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(d)
05/15/2026	5.875%	732,000	760,441
01/15/2028	4.000%	455,000	462,670
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	289,000	283,574
11/15/2026	4.500%	497,000	510,196
Core & Main LP(d)
08/15/2025	6.125%	568,000	581,017
James Hardie International Finance DAC(d)
01/15/2025	4.750%	104,000	106,600
01/15/2028	5.000%	204,000	218,252
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	45,000	46,351
White Cap Buyer LLC(d)
10/15/2028	6.875%	177,000	181,445
Total			3,150,546
Cable and Satellite 3.4%
Cable One, Inc.(d),(g)
11/15/2030	4.000%	187,000	189,819
CCO Holdings LLC/Capital Corp.(d)
05/01/2025	5.375%	319,000	327,627
02/15/2026	5.750%	481,000	498,584
05/01/2027	5.125%	324,000	340,253
03/01/2030	4.750%	1,263,000	1,327,775
08/15/2030	4.500%	246,000	255,603
02/01/2031	4.250%	1,353,000	1,388,449
05/01/2032	4.500%	381,000	393,944
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,665,000	1,989,676
03/01/2050	4.800%	8,290,000	9,453,215
Comcast Corp.
02/15/2031	1.500%	8,590,000	8,402,285
01/15/2051	2.800%	2,590,000	2,562,094
CSC Holdings LLC(d)
05/15/2026	5.500%	802,000	834,302
04/15/2027	5.500%	137,000	144,350
02/01/2029	6.500%	829,000	919,912
01/15/2030	5.750%	664,000	709,476
12/01/2030	4.125%	1,487,000	1,510,296
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	255,000	256,636
07/01/2026	7.750%	748,000	793,254
07/01/2028	7.375%	241,000	242,539
NBCUniversal Media LLC
01/15/2043	4.450%	2,230,000	2,824,312
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	282,000	283,489
09/15/2028	6.500%	405,000	417,474
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	385,000	397,023
07/15/2026	5.375%	545,000	567,775
07/01/2030	4.125%	461,000	473,939
Virgin Media Finance PLC(d)
07/15/2030	5.000%	556,000	553,223
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	179,578
08/15/2030	4.500%	261,000	266,366
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	90,000	92,574
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	520,145
Ziggo BV(d)
01/15/2027	5.500%	264,000	273,923
01/15/2030	4.875%	1,000,000	1,037,566
Total			40,427,476
Chemicals 0.8%
Alpha 2 BV(d),(h)
06/01/2023	8.750%	222,000	223,236
Angus Chemical Co.(d)
02/15/2023	8.750%	297,000	301,394
Atotech U.S.A., Inc.(d)
02/01/2025	6.250%	353,000	355,876
Axalta Coating Systems LLC(d)
08/15/2024	4.875%	324,000	330,844
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	277,922
CF Industries, Inc.
03/15/2034	5.150%	85,000	99,713
Chemours Co. (The)
05/15/2023	6.625%	160,000	159,402
Dow Chemical Co. (The)
11/15/2042	4.375%	1,260,000	1,436,725
Element Solutions, Inc.(d)
09/01/2028	3.875%	429,000	423,514
HB Fuller Co.
10/15/2028	4.250%	177,000	180,051

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	40,000	42,782
INEOS Group Holdings SA(d)
08/01/2024	5.625%	398,000	403,643
Ingevity Corp.(d)
11/01/2028	3.875%	479,000	486,516
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	351,000	375,569
LYB International Finance III LLC
05/01/2050	4.200%	1,105,000	1,203,098
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	194,774
PQ Corp.(d)
12/15/2025	5.750%	247,000	254,841
SPCM SA(d)
09/15/2025	4.875%	169,000	174,369
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	541,000	570,773
WR Grace & Co.(d)
06/15/2027	4.875%	2,280,000	2,376,074
Total			9,871,116
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	169,000	175,175
Herc Holdings, Inc.(d)
07/15/2027	5.500%	315,000	323,880
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	135,000	138,683
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	274,689
05/15/2027	5.500%	97,000	103,187
11/15/2027	3.875%	80,000	82,958
02/15/2031	3.875%	181,000	183,137
Total			1,281,709
Consumer Cyclical Services 0.3%
ADT Corp. (The)
07/15/2022	3.500%	241,000	245,148
APX Group, Inc.
12/01/2022	7.875%	354,000	353,530
09/01/2023	7.625%	181,000	182,465
11/01/2024	8.500%	400,000	422,393
ASGN, Inc.(d)
05/15/2028	4.625%	186,000	191,328
Expedia Group, Inc.(d)
05/01/2025	6.250%	31,000	34,087
05/01/2025	7.000%	94,000	100,503
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontdoor, Inc.(d)
08/15/2026	6.750%	293,000	312,844
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	179,968
Staples, Inc.(d)
04/15/2026	7.500%	228,000	212,912
04/15/2027	10.750%	56,000	44,575
Uber Technologies, Inc.(d)
05/15/2025	7.500%	565,000	593,770
01/15/2028	6.250%	225,000	228,590
Total			3,102,113
Consumer Products 0.4%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	196,000	208,341
Energizer Holdings, Inc.(d)
01/15/2027	7.750%	2,333,000	2,526,575
03/31/2029	4.375%	200,000	202,068
Mattel, Inc.(d)
12/31/2025	6.750%	281,000	295,131
12/15/2027	5.875%	318,000	345,424
Mattel, Inc.
11/01/2041	5.450%	54,000	54,452
Newell Brands, Inc.
06/01/2025	4.875%	92,000	99,349
Prestige Brands, Inc.(d)
03/01/2024	6.375%	149,000	152,371
01/15/2028	5.125%	106,000	110,232
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	61,000	64,913
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	215,182
Valvoline, Inc.
08/15/2025	4.375%	258,000	265,381
Valvoline, Inc.(d)
02/15/2030	4.250%	167,000	170,488
Total			4,709,907
Diversified Manufacturing 0.9%
3M Co.
08/26/2049	3.250%	1,210,000	1,343,646
BWX Technologies, Inc.(d)
07/15/2026	5.375%	98,000	101,724
06/30/2028	4.125%	231,000	235,822
Carrier Global Corp.(d)
04/05/2040	3.377%	5,765,000	6,110,352

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(d)
02/15/2024	6.000%	76,000	79,098
02/15/2026	6.375%	365,000	388,328
Gates Global LLC/Co.(d)
01/15/2026	6.250%	459,000	474,918
MTS Systems Corp.(d)
08/15/2027	5.750%	233,000	236,079
Resideo Funding, Inc.(d)
11/01/2026	6.125%	475,000	460,559
Welbilt, Inc.
02/15/2024	9.500%	103,000	104,480
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	325,846
06/15/2028	7.250%	235,000	257,126
Total			10,117,978
Electric 17.4%
AEP Texas, Inc.
01/15/2050	3.450%	8,915,000	9,628,611
AES Corp. (The)
05/15/2026	6.000%	216,000	226,267
Berkshire Hathaway Energy Co.(d)
10/15/2050	4.250%	1,135,000	1,404,166
Calpine Corp.(d)
06/01/2026	5.250%	246,000	252,776
02/15/2028	4.500%	357,000	363,075
03/15/2028	5.125%	292,000	301,162
02/01/2029	4.625%	65,000	65,624
02/01/2031	5.000%	81,000	82,688
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,724,931
Clearway Energy Operating LLC
10/15/2025	5.750%	187,000	195,882
09/15/2026	5.000%	121,000	125,413
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	3,158,000	3,318,849
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,864,836
11/15/2025	3.600%	8,564,000	9,500,049
02/15/2027	2.950%	1,511,000	1,614,481
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	1,037,353
04/01/2050	3.950%	1,565,000	1,858,447
DTE Energy Co.
10/01/2026	2.850%	1,361,000	1,477,132
06/15/2029	3.400%	14,687,000	16,375,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,737,063
06/01/2030	2.450%	7,315,000	7,654,260
09/01/2046	3.750%	2,020,000	2,284,575
Emera U.S. Finance LP
06/15/2046	4.750%	4,303,000	5,217,444
Eversource Energy
10/01/2024	2.900%	5,000,000	5,387,590
01/15/2025	3.150%	2,695,000	2,932,782
08/15/2030	1.650%	1,163,000	1,141,863
FirstEnergy Corp.
07/15/2027	3.900%	6,271,000	6,684,210
03/01/2030	2.650%	1,175,000	1,145,214
09/01/2030	2.250%	484,000	456,688
Georgia Power Co.
03/15/2042	4.300%	12,940,000	15,499,791
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	588,000	644,211
NRG Energy, Inc.
01/15/2027	6.625%	484,000	509,195
01/15/2028	5.750%	7,000	7,527
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,776,000	3,013,534
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	608,000	666,293
05/15/2050	3.700%	2,885,000	3,435,329
Pacific Gas and Electric Co.
08/01/2050	3.500%	1,970,000	1,785,115
PacifiCorp
09/15/2030	2.700%	1,920,000	2,097,447
02/15/2050	4.150%	2,045,000	2,525,640
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	115,000	119,604
Pennsylvania Electric Co.(d)
06/01/2029	3.600%	3,657,000	4,068,953
PG&E Corp.
07/01/2028	5.000%	105,000	105,144
07/01/2030	5.250%	79,000	79,000
Pinnacle West Capital Corp.
06/15/2025	1.300%	8,845,000	8,970,075
PPL Capital Funding, Inc.
04/15/2030	4.125%	2,964,000	3,475,312
Progress Energy, Inc.
04/01/2022	3.150%	13,000,000	13,391,041
San Diego Gas & Electric Co.
04/15/2050	3.320%	2,620,000	2,810,078
Sierra Pacific Power Co.
05/01/2026	2.600%	4,610,000	4,992,985

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2043	4.650%	295,000	339,339
02/01/2050	3.650%	1,665,000	1,737,237
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	165,389
02/15/2027	5.625%	408,000	426,360
07/31/2027	5.000%	252,000	262,958
WEC Energy Group, Inc.
09/15/2023	0.550%	4,735,000	4,750,912
06/15/2025	3.550%	14,637,000	16,287,814
10/15/2027	1.375%	5,830,000	5,812,932
Xcel Energy, Inc.
12/01/2026	3.350%	1,200,000	1,347,691
12/01/2049	3.500%	7,405,000	8,202,947
Total			207,588,866
Environmental 0.3%
Clean Harbors, Inc.(d)
07/15/2029	5.125%	61,000	66,346
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	97,175
08/01/2025	3.750%	290,000	291,331
12/15/2026	5.125%	364,000	381,969
05/01/2027	8.500%	2,586,000	2,823,014
Hulk Finance Corp.(d)
06/01/2026	7.000%	91,000	95,023
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	10,000	10,103
Total			3,764,961
Finance Companies 2.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	12,010,554
11/15/2035	4.418%	13,565,000	14,664,710
Global Aircraft Leasing Co., Ltd.(d),(h)
09/15/2024	6.500%	220,721	147,816
Navient Corp.
07/26/2021	6.625%	258,000	263,138
01/25/2023	5.500%	508,000	506,907
10/25/2024	5.875%	111,000	110,217
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	375,927
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	321,000	315,171
03/01/2031	3.875%	532,000	524,407
Quicken Loans, Inc.(d)
01/15/2028	5.250%	95,000	99,451
SLM Corp.
10/29/2025	4.200%	238,000	241,454
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	615,095
03/15/2025	6.875%	173,000	190,394
06/01/2025	8.875%	102,000	112,105
Total			30,177,346
Food and Beverage 6.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,596,000	22,801,404
Bacardi Ltd.(d)
05/15/2048	5.300%	6,475,000	8,161,731
Chobani LLC/Finance Corp., Inc.(d)
11/15/2028	4.625%	158,000	158,091
Conagra Brands, Inc.
11/01/2048	5.400%	2,960,000	4,070,712
Cott Holdings, Inc.(d)
04/01/2025	5.500%	240,000	247,818
Diageo Capital PLC
04/29/2030	2.000%	5,770,000	5,928,375
04/29/2032	2.125%	3,710,000	3,852,273
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	644,000	619,165
JBS USA LUX SA/Food Co./Finance, Inc.(d)
01/15/2030	5.500%	230,000	250,965
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	12,998,000	13,354,405
Lamb Weston Holdings, Inc.(d)
05/15/2028	4.875%	83,000	90,006
Mars, Inc.(d)
04/01/2059	4.200%	3,200,000	4,063,199
Molson Coors Brewing Co.
07/15/2021	2.100%	654,000	660,758
07/15/2046	4.200%	670,000	699,665
Mondelez International, Inc.
05/04/2025	1.500%	11,610,000	11,916,967
Performance Food Group, Inc.(d)
05/01/2025	6.875%	200,000	211,727
10/15/2027	5.500%	104,000	106,600
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	317,000	324,479
09/30/2027	5.875%	415,000	438,608
Post Holdings, Inc.(d)
03/01/2027	5.750%	3,234,000	3,388,196
04/15/2030	4.625%	736,000	756,274
Tyson Foods, Inc.
08/23/2021	2.250%	356,000	360,878
Total			82,462,296

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.5%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	90,000	98,449
Boyd Gaming Corp.
04/01/2026	6.375%	127,000	131,706
08/15/2026	6.000%	8,000	8,212
12/01/2027	4.750%	215,000	208,951
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	476,000	452,041
CCM Merger, Inc.(d),(g)
05/01/2026	6.375%	130,000	132,986
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	103,000	105,651
07/01/2025	6.250%	429,000	441,280
07/01/2027	8.125%	429,000	448,048
International Game Technology PLC(d)
02/15/2022	6.250%	312,000	319,604
02/15/2025	6.500%	426,000	454,299
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	169,023
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	122,000	124,802
02/01/2027	5.750%	154,000	166,172
01/15/2028	4.500%	594,000	604,554
Scientific Games International, Inc.(d)
07/01/2025	8.625%	163,000	169,268
10/15/2025	5.000%	403,000	404,228
03/15/2026	8.250%	378,000	383,678
05/15/2028	7.000%	40,000	39,745
11/15/2029	7.250%	256,000	253,799
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	178,852
08/15/2030	4.125%	156,000	157,910
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	88,060
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	98,924
Total			5,640,242
Health Care 6.1%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	245,000	246,623
03/01/2024	6.500%	212,000	217,859
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	1,258,000	1,314,647
04/15/2029	5.000%	109,000	112,551
Avantor Funding, Inc.(d)
07/15/2028	4.625%	334,000	345,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
11/08/2021	3.125%	14,645,000	15,031,293
06/06/2024	3.363%	12,575,000	13,566,691
05/20/2050	3.794%	1,930,000	2,146,493
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	681,000	680,709
Charles River Laboratories International, Inc.(d)
04/01/2026	5.500%	168,000	175,582
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	184,000	182,363
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	256,000	251,162
Cigna Corp.
10/15/2028	4.375%	12,450,000	14,732,965
CVS Health Corp.
03/25/2048	5.050%	9,100,000	11,549,477
Encompass Health Corp.
02/01/2028	4.500%	224,000	229,460
02/01/2030	4.750%	123,000	128,035
04/01/2031	4.625%	40,000	41,163
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,432,602
HCA, Inc.
02/01/2029	5.875%	184,000	216,755
09/01/2030	3.500%	399,000	407,460
Hill-Rom Holdings, Inc.(d)
02/15/2025	5.000%	212,000	217,907
Hologic, Inc.(d)
02/15/2029	3.250%	188,000	189,115
Ortho-Clinical Diagnostics, Inc./SA(d)
06/01/2025	7.375%	66,000	69,301
02/01/2028	7.250%	69,000	72,093
Select Medical Corp.(d)
08/15/2026	6.250%	314,000	331,017
Teleflex, Inc.
06/01/2026	4.875%	286,000	298,222
Teleflex, Inc.(d)
06/01/2028	4.250%	78,000	81,749
Tenet Healthcare Corp.
06/15/2023	6.750%	109,000	114,940
08/01/2025	7.000%	249,000	255,226
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	202,000	217,617
01/01/2026	4.875%	405,000	410,711
02/01/2027	6.250%	319,000	331,242
11/01/2027	5.125%	2,668,000	2,747,107
06/15/2028	4.625%	90,000	91,659

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2028	6.125%	674,000	653,657
Total			72,091,258
Healthcare Insurance 1.6%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,775,578
Centene Corp.(d)
06/01/2026	5.375%	407,000	428,005
Centene Corp.
12/15/2027	4.250%	418,000	439,862
12/15/2029	4.625%	546,000	594,449
02/15/2030	3.375%	5,759,000	5,969,867
10/15/2030	3.000%	628,000	651,837
UnitedHealth Group, Inc.
08/15/2039	3.500%	3,662,000	4,186,549
05/15/2040	2.750%	3,515,000	3,684,164
Total			18,730,311
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	195,000	219,834
Meritage Homes Corp.
06/01/2025	6.000%	330,000	371,231
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	173,727
04/01/2029	4.750%	65,000	65,968
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	213,614
08/01/2030	5.125%	355,000	385,174
TRI Pointe Group, Inc.
06/15/2028	5.700%	64,000	70,903
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	124,638
Total			1,625,089
Independent Energy 1.3%
Apache Corp.
11/15/2025	4.625%	142,000	134,453
11/15/2027	4.875%	190,000	178,061
02/01/2042	5.250%	150,000	135,442
04/15/2043	4.750%	70,000	62,265
01/15/2044	4.250%	107,000	90,702
Callon Petroleum Co.
07/01/2026	6.375%	822,000	196,265
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,171,494
CNX Resources Corp.(d)
03/14/2027	7.250%	373,000	393,531
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.
08/15/2026	9.750%	89,000	93,800
08/15/2026	9.750%	71,000	74,820
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	215,119
Encana Corp.
08/15/2034	6.500%	19,000	17,782
Endeavor Energy Resources LP/Finance, Inc.(d)
07/15/2025	6.625%	100,000	104,147
01/30/2028	5.750%	662,000	688,480
EQT Corp.
10/01/2027	3.900%	240,000	230,437
EQT Corp.(g)
01/15/2029	5.000%	228,000	228,000
EQT Corp.(e)
02/01/2030	8.750%	372,000	462,097
Hilcorp Energy I LP/Finance Co.(d)
10/01/2025	5.750%	265,000	244,276
Jagged Peak Energy LLC
05/01/2026	5.875%	214,000	221,172
Matador Resources Co.
09/15/2026	5.875%	667,000	537,396
Newfield Exploration Co.
07/01/2024	5.625%	32,000	30,959
01/01/2026	5.375%	270,000	253,800
Noble Energy, Inc.
11/15/2043	5.250%	348,000	464,014
Occidental Petroleum Corp.
08/15/2022	2.700%	520,000	480,335
07/15/2025	8.000%	786,000	766,579
09/01/2030	6.625%	1,247,000	1,091,197
03/15/2046	6.600%	384,000	318,097
04/15/2046	4.400%	118,000	79,220
08/15/2049	4.400%	235,000	157,143
Ovintiv, Inc.
11/01/2031	7.200%	45,000	44,757
Parsley Energy LLC/Finance Corp.(d)
10/15/2027	5.625%	276,000	293,467
02/15/2028	4.125%	208,000	216,756
QEP Resources, Inc.
03/01/2026	5.625%	235,000	148,973
SM Energy Co.
06/01/2025	5.625%	85,000	33,775
09/15/2026	6.750%	450,000	171,361
01/15/2027	6.625%	190,000	72,397

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
09/15/2024	5.250%	434,000	450,356
06/15/2028	5.875%	138,000	141,619
01/15/2030	4.500%	865,000	830,350
Total			15,524,894
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	144,000	151,909
04/15/2027	4.250%	10,000	10,148
11/15/2039	6.750%	250,000	277,916
Suncor Energy, Inc.
11/15/2047	4.000%	650,000	644,258
Total Capital International SA
06/29/2060	3.386%	975,000	999,373
Total			2,083,604
Leisure 0.2%
Boyne U.S.A., Inc.(d)
05/01/2025	7.250%	296,000	309,311
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	211,000	202,821
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	303,725
10/01/2028	6.500%	349,000	339,957
Cinemark USA, Inc.
06/01/2023	4.875%	188,000	157,398
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	124,904
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	277,837
10/15/2027	4.750%	156,000	143,883
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	143,000	148,903
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	471,000	437,636
Six Flags Theme Parks, Inc.(d)
07/01/2025	7.000%	207,000	219,185
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	279,581
Total			2,945,141
Life Insurance 7.7%
AIG Global Funding(d)
09/22/2025	0.900%	6,680,000	6,645,972
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,449,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brighthouse Financial, Inc.
06/22/2047	4.700%	325,000	316,422
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	25,597,684
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	2,935,000	3,780,135
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
04/01/2077	4.900%	2,892,000	3,623,064
Northwestern Mutual Life Insurance Co. (The)(d)
09/30/2059	3.625%	5,358,000	5,848,108
Pacific Life Global Funding II(d)
09/23/2023	0.500%	4,635,000	4,632,656
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	18,115,280
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,572,123
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	4,715,000	6,066,441
05/15/2050	3.300%	4,123,000	4,228,630
Voya Financial, Inc.
06/15/2046	4.800%	130,000	159,121
Total			91,034,731
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	322,067
05/01/2028	5.750%	92,000	96,495
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	385,000	391,737
Wyndham Hotels & Resorts, Inc.(d)
08/15/2028	4.375%	211,000	209,722
Total			1,020,021
Media and Entertainment 1.3%
Clear Channel International BV(d)
08/01/2025	6.625%	274,000	279,232
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	353,000	307,308
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	208,000	203,665
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	204,000	119,365
08/15/2027	6.625%	79,000	32,853
Discovery Communications LLC
05/15/2049	5.300%	3,567,000	4,294,066

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fox Corp.
01/25/2049	5.576%	520,000	708,936
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	272,873
05/01/2027	8.375%	476,518	464,715
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	100,722
01/15/2028	4.750%	266,000	255,595
Lamar Media Corp.
01/15/2029	4.875%	131,000	136,249
Netflix, Inc.
11/15/2028	5.875%	914,000	1,092,288
05/15/2029	6.375%	388,000	477,964
Netflix, Inc.(d)
11/15/2029	5.375%	247,000	289,659
Nexstar Broadcasting, Inc.(d)
11/01/2028	4.750%	165,000	167,006
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	224,000	231,052
10/01/2030	5.875%	170,000	178,614
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	367,000	337,181
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	164,000	159,089
TEGNA, Inc.(d)
03/15/2026	4.750%	83,000	85,715
TEGNA, Inc.
09/15/2029	5.000%	211,000	213,605
ViacomCBS, Inc.
01/15/2031	4.950%	1,330,000	1,612,214
Walt Disney Co. (The)
05/13/2060	3.800%	3,230,000	3,713,152
Total			15,733,118
Metals and Mining 0.6%
Alcoa Nederland Holding BV(d)
09/30/2024	6.750%	245,000	252,667
Constellium NV(d)
03/01/2025	6.625%	613,000	623,597
02/15/2026	5.875%	624,000	635,324
Constellium SE(d)
06/15/2028	5.625%	130,000	135,460
Freeport-McMoRan, Inc.
09/01/2029	5.250%	386,000	417,832
08/01/2030	4.625%	471,000	507,087
03/15/2043	5.450%	653,000	743,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
01/15/2025	7.625%	616,000	638,690
04/01/2029	6.125%	403,000	413,438
Novelis Corp.(d)
09/30/2026	5.875%	2,410,000	2,486,971
01/30/2030	4.750%	836,000	847,857
Total			7,702,682
Midstream 4.3%
Buckeye Partners LP
10/15/2024	4.350%	194,000	189,811
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	429,854
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	400,000	414,515
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	339,192
04/01/2044	5.600%	230,000	198,880
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	202,008
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	271,500
05/15/2050	5.000%	2,770,000	2,589,476
Enterprise Products Operating LLC
01/31/2060	3.950%	2,710,000	2,648,246
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	217,394
07/01/2027	6.500%	204,000	214,026
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	111,000	91,908
02/01/2028	7.750%	134,000	111,260
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	393,000	371,719
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,171,000	5,658,772
Kinder Morgan, Inc.
02/15/2046	5.050%	3,859,000	4,336,611
MPLX LP
04/15/2048	4.700%	6,890,000	6,842,928
NuStar Logistics LP
10/01/2025	5.750%	182,000	183,210
06/01/2026	6.000%	132,000	130,828
04/28/2027	5.625%	247,000	242,071
10/01/2030	6.375%	161,000	162,149
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,460,000	9,990,208
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	227,000	211,616

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
01/15/2023	4.875%	126,000	126,560
Tallgrass Energy Partners LP/Finance Corp.(d)
10/01/2025	7.500%	95,000	95,970
01/15/2028	5.500%	228,000	209,566
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	123,000	123,627
01/15/2028	5.000%	357,000	352,665
Targa Resources Partners LP/Finance Corp.(d)
03/01/2030	5.500%	518,000	520,654
02/01/2031	4.875%	242,000	236,305
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	363,000	370,937
Western Gas Partners LP
08/15/2048	5.500%	6,216,000	5,044,478
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,699,000	8,601,266
Total			51,730,210
Natural Gas 2.2%
NiSource, Inc.
09/01/2029	2.950%	17,745,000	19,203,527
05/01/2030	3.600%	2,690,000	3,058,326
05/15/2047	4.375%	2,795,000	3,439,001
Total			25,700,854
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	149,000	142,486
Archrock Partners LP/Finance Corp.(d)
04/01/2028	6.250%	142,000	137,217
Nabors Industries Ltd.(d)
01/15/2026	7.250%	220,000	91,499
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	98,280	60,829
Transocean Poseidon Ltd.(d)
02/01/2027	6.875%	104,000	78,351
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	316,000	203,030
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	138,000	138,719
Total			852,131
Other Industry 0.0%
Booz Allen Hamilton, Inc.(d)
09/01/2028	3.875%	162,000	165,319
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hillenbrand, Inc.
06/15/2025	5.750%	62,000	66,043
Total			231,362
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	284,000	275,966
10/01/2025	5.250%	585,000	535,643
02/01/2027	4.250%	28,000	24,215
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	384,000	378,121
Total			1,213,945
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/2025	6.000%	517,000	535,094
08/15/2026	4.125%	594,000	607,898
08/15/2027	5.250%	317,000	325,729
08/15/2027	5.250%	147,000	151,051
Berry Global, Inc.
07/15/2023	5.125%	318,000	321,943
BWAY Holding Co.(d)
04/15/2024	5.500%	198,000	198,189
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	215,000	218,129
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	302,479
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	187,128
08/15/2027	8.500%	399,000	427,189
Total			3,274,829
Pharmaceuticals 2.3%
AbbVie, Inc.
11/06/2042	4.400%	3,030,000	3,598,548
AbbVie, Inc.(d)
11/21/2049	4.250%	8,793,000	10,278,326
Amgen, Inc.
02/21/2040	3.150%	2,120,000	2,230,148
02/21/2050	3.375%	3,989,000	4,238,781
Bausch Health Companies, Inc.(d)
05/15/2023	5.875%	17,000	17,004
03/15/2024	7.000%	250,000	259,037
04/15/2025	6.125%	438,000	449,426
11/01/2025	5.500%	273,000	280,264
04/01/2026	9.250%	269,000	296,557
01/31/2027	8.500%	253,000	276,464
01/15/2028	7.000%	78,000	82,682
02/15/2029	6.250%	492,000	506,897

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	92,000	96,225
Emergent BioSolutions, Inc.(d)
08/15/2028	3.875%	67,000	67,339
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	254,000	272,415
06/30/2028	6.000%	100,000	77,247
Gilead Sciences, Inc.
10/01/2040	2.600%	3,100,000	3,001,809
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	107,000	110,613
06/15/2028	5.000%	99,000	103,129
Mylan NV
06/15/2046	5.250%	585,000	733,032
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	512,000	542,327
Total			27,518,270
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	614,000	612,481
10/15/2027	6.750%	585,000	614,250
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	830,000	847,746
HUB International Ltd.(d)
05/01/2026	7.000%	424,000	434,612
MGIC Investment Corp.
08/15/2028	5.250%	46,000	47,494
Radian Group, Inc.
03/15/2025	6.625%	23,000	24,965
03/15/2027	4.875%	136,000	139,363
USI, Inc.(d)
05/01/2025	6.875%	120,000	122,088
Total			2,842,999
Railroads 0.7%
CSX Corp.
11/01/2046	3.800%	3,115,000	3,583,061
Union Pacific Corp.
08/15/2059	3.950%	1,856,000	2,154,149
03/20/2060	3.839%	1,100,000	1,252,645
02/05/2070	3.750%	690,000	770,249
Total			7,760,104
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(d)
10/15/2025	5.000%	306,000	313,638
10/15/2030	4.000%	294,000	292,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(d)
06/15/2025	7.000%	1,185,000	1,263,508
02/15/2026	6.750%	624,000	629,114
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/2026	5.250%	400,000	413,422
Yum! Brands, Inc.
03/15/2031	3.625%	234,000	229,761
Total			3,141,650
Retailers 1.3%
Asbury Automotive Group, Inc.(d)
03/01/2028	4.500%	63,000	63,751
03/01/2030	4.750%	42,000	43,332
Burlington Coat Factory Warehouse Corp.(d)
04/15/2025	6.250%	34,000	35,723
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	95,000	95,119
L Brands, Inc.(d)
07/01/2025	6.875%	183,000	196,101
07/01/2025	9.375%	64,000	74,272
10/01/2030	6.625%	293,000	307,459
L Brands, Inc.
06/15/2029	7.500%	113,000	120,953
11/01/2035	6.875%	227,000	230,789
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,170,000	3,781,728
10/15/2050	3.000%	1,500,000	1,537,704
Penske Automotive Group, Inc.
09/01/2025	3.500%	84,000	84,240
PetSmart, Inc.(d)
03/15/2023	7.125%	453,000	445,486
06/01/2025	5.875%	77,000	78,719
Target Corp.
09/15/2030	2.650%	7,690,000	8,502,035
Total			15,597,411
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	130,000	134,327
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	147,000	162,671
02/15/2028	5.875%	378,000	403,214
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	223,000	218,755
01/15/2027	4.625%	339,000	349,617
02/15/2030	4.875%	124,000	131,648
Kroger Co. (The)
01/15/2048	4.650%	3,633,000	4,546,770

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	103,000	104,582
Total			6,051,584
Technology 4.3%
Apple, Inc.
02/09/2045	3.450%	25,000	29,235
09/11/2049	2.950%	3,465,000	3,716,032
Ascend Learning LLC(d)
08/01/2025	6.875%	280,000	286,437
08/01/2025	6.875%	205,000	211,913
Banff Merger Sub, Inc.(d)
09/01/2026	9.750%	56,000	58,849
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	277,000	280,322
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	87,850
03/01/2026	9.125%	50,000	53,093
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	140,000	150,551
Broadcom, Inc.
11/15/2030	4.150%	11,580,000	12,976,472
Camelot Finance SA(d)
11/01/2026	4.500%	257,000	267,595
CommScope Technologies LLC(d)
06/15/2025	6.000%	228,000	226,106
Gartner, Inc.(d)
07/01/2028	4.500%	2,755,000	2,875,228
10/01/2030	3.750%	326,000	333,409
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(d)
11/30/2024	10.000%	323,000	340,780
Intel Corp.
05/11/2047	4.100%	4,105,000	5,092,733
International Business Machines Corp.
05/15/2050	2.950%	3,345,000	3,374,435
Iron Mountain, Inc.(d)
07/15/2028	5.000%	188,000	191,918
07/15/2030	5.250%	479,000	491,591
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	496,000	502,858
Microchip Technology, Inc.(d)
09/01/2025	4.250%	213,000	220,776
NCR Corp.(d)
04/15/2025	8.125%	274,000	301,261
09/01/2027	5.750%	274,000	282,450
10/01/2028	5.000%	485,000	482,580
09/01/2029	6.125%	215,000	226,864
10/01/2030	5.250%	194,000	192,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,514,040
Oracle Corp.
04/01/2050	3.600%	8,150,000	8,943,204
Plantronics, Inc.(d)
05/31/2023	5.500%	1,050,000	1,013,903
QUALCOMM, Inc.
05/20/2047	4.300%	1,075,000	1,367,347
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	2,601,000	2,606,302
Refinitiv US Holdings, Inc.(d)
11/15/2026	8.250%	538,000	584,577
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	101,000	111,797
09/01/2025	7.375%	359,000	365,773
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	358,000	361,861
Solera LLC/Finance, Inc.(d)
03/01/2024	10.500%	68,000	70,586
Switch Ltd.(d)
09/15/2028	3.750%	110,000	110,568
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	183,210
06/01/2025	6.750%	243,000	246,641
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	542,835
Total			51,276,662
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,507,264
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/2025	5.250%	168,000	160,095
ERAC USA Finance LLC(d)
11/01/2046	4.200%	1,290,000	1,474,099
FedEx Corp.
04/01/2046	4.550%	1,880,000	2,299,730
Hertz Corp. (The)(d),(f)
01/15/2028	0.000%	304,000	122,785
United Parcel Service, Inc.
09/01/2049	3.400%	1,375,000	1,578,222
XPO Logistics, Inc.(d)
06/15/2022	6.500%	180,000	180,581
Total			5,815,512

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.6%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	362,725
02/15/2028	6.000%	377,000	361,642
Altice France SA(d)
05/01/2026	7.375%	653,000	681,716
02/01/2027	8.125%	372,000	405,043
01/15/2028	5.500%	2,274,000	2,289,623
American Tower Corp.
07/15/2027	3.550%	4,395,000	4,890,585
08/15/2029	3.800%	5,130,000	5,836,912
Crown Castle International Corp.
01/15/2031	2.250%	2,025,000	2,038,435
SBA Communications Corp.
09/01/2024	4.875%	470,000	481,739
SBA Communications Corp.(d)
02/15/2027	3.875%	277,000	281,535
Sprint Capital Corp.
03/15/2032	8.750%	125,000	187,042
Sprint Corp.
06/15/2024	7.125%	316,000	363,516
03/01/2026	7.625%	552,000	671,471
T-Mobile USA, Inc.
02/01/2026	4.500%	314,000	321,694
02/01/2028	4.750%	324,000	347,319
T-Mobile USA, Inc.(d)
04/15/2030	3.875%	9,700,000	10,904,924
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	395,000	395,966
Total			30,821,887
Wirelines 3.7%
AT&T, Inc.
06/15/2045	4.350%	3,957,000	4,373,794
AT&T, Inc.(d)
09/15/2055	3.550%	13,919,000	13,170,911
CenturyLink, Inc.
03/15/2022	5.800%	370,000	384,781
12/01/2023	6.750%	775,000	847,189
04/01/2025	5.625%	155,000	162,789
CenturyLink, Inc.(d)
12/15/2026	5.125%	194,000	198,379
02/15/2027	4.000%	205,000	209,583
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	586,000	575,029
03/01/2028	6.125%	413,000	418,083
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	130,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SAU
03/06/2048	4.895%	4,605,000	5,265,277
Verizon Communications, Inc.
09/21/2028	4.329%	15,500,000	18,607,247
Total			44,343,639
Total Corporate Bonds & Notes (Cost $1,016,467,226)			1,070,019,885

Foreign Government Obligations(i) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	244,400
Total Foreign Government Obligations (Cost $255,614)			244,400

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.647%	244,890	241,165
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.897%	78,084	76,523
Total			317,688
Food and Beverage 0.0%
BellRing Brands LLC(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	180,950	181,357
Froneri International Ltd.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.898%	44,000	43,395
Total			224,752
Technology 0.1%
Epicore Software Corp.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	101,000	103,146
Informatica LLC(j)
2nd Lien Term Loan
02/25/2025	7.125%	132,000	133,650

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	189,796	186,238
Total			423,034
Total Senior Loans (Cost $962,747)			965,474

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,638,238
06/30/2025	0.250%	3,450,000	3,434,098
06/30/2027	0.500%	8,300,000	8,246,828
02/15/2050	2.000%	4,485,000	4,884,445
Total U.S. Treasury Obligations (Cost $22,563,029)			22,203,609
Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(l),(m)	84,346,639	84,338,204
Total Money Market Funds (Cost $84,338,256)		84,338,204
Total Investments in Securities (Cost: $1,125,664,342)		1,177,809,136
Other Assets & Liabilities, Net		12,033,387
Net Assets		1,189,842,523

At October 31, 2020, securities and/or cash totaling $3,148,520 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	337	12/2020	USD	58,121,969	—	(1,825,100)
U.S. Treasury 2-Year Note	457	12/2020	USD	100,925,594	—	(27,107)
U.S. Treasury 5-Year Note	709	12/2020	USD	89,051,508	—	(242,488)
Total					—	(2,094,695)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(19)	12/2020	USD	(2,626,156)	26,687	—
U.S. Ultra Bond 10-Year Note	(461)	12/2020	USD	(72,506,656)	1,364,071	—
U.S. Ultra Treasury Bond	(330)	12/2020	USD	(70,950,000)	3,316,391	—
Total					4,707,149	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $278,379,852, which represents 23.40% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $132,310, which represents 0.01% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	104,909,140	241,725,037	(262,248,749)	(47,224)	84,338,204	22,048	88,232	84,346,639
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	37,564	—	—	37,564
Total Common Stocks	37,564	—	—	37,564
Corporate Bonds & Notes	—	1,070,010,360	9,525	1,070,019,885
Foreign Government Obligations	—	244,400	—	244,400
Senior Loans	—	965,474	—	965,474
U.S. Treasury Obligations	22,203,609	—	—	22,203,609
Money Market Funds	84,338,204	—	—	84,338,204
Total Investments in Securities	106,579,377	1,071,220,234	9,525	1,177,809,136
Investments in Derivatives
Asset
Futures Contracts	4,707,149	—	—	4,707,149
Liability
Futures Contracts	(2,094,695)	—	—	(2,094,695)
Total	109,191,831	1,071,220,234	9,525	1,180,421,590
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	21

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,041,326,086)	$1,093,470,932
Affiliated issuers (cost $84,338,256)	84,338,204
Margin deposits on:
Futures contracts	3,148,520
Receivable for:
Investments sold	33,129
Investments sold on a delayed delivery basis	60,180
Capital shares sold	3,106,398
Dividends	7,720
Interest	10,317,720
Foreign tax reclaims	93,359
Variation margin for futures contracts	353,507
Expense reimbursement due from Investment Manager	1,884
Prepaid expenses	5,567
Trustees’ deferred compensation plan	177,860
Other assets	28,834
Total assets	1,195,143,814
Liabilities
Due to custodian	83,433
Payable for:
Investments purchased	596,764
Investments purchased on a delayed delivery basis	900,650
Capital shares purchased	573,027
Distributions to shareholders	2,606,961
Variation margin for futures contracts	160,143
Management services fees	16,070
Distribution and/or service fees	725
Transfer agent fees	140,271
Compensation of chief compliance officer	43
Other expenses	45,344
Trustees’ deferred compensation plan	177,860
Total liabilities	5,301,291
Net assets applicable to outstanding capital stock	$1,189,842,523
Represented by
Paid in capital	1,088,559,857
Total distributable earnings (loss)	101,282,666
Total - representing net assets applicable to outstanding capital stock	$1,189,842,523
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
October 31, 2020 (Unaudited)
Class A
Net assets	$85,175,221
Shares outstanding	7,545,848
Net asset value per share	$11.29
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.85
Advisor Class
Net assets	$17,022,704
Shares outstanding	1,510,208
Net asset value per share	$11.27
Class C
Net assets	$6,510,407
Shares outstanding	577,010
Net asset value per share	$11.28
Institutional Class
Net assets	$475,642,375
Shares outstanding	42,143,616
Net asset value per share	$11.29
Institutional 2 Class
Net assets	$6,887,627
Shares outstanding	611,067
Net asset value per share	$11.27
Institutional 3 Class
Net assets	$598,604,189
Shares outstanding	53,055,232
Net asset value per share	$11.28
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	23

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$88,232
Interest	18,044,211
Total income	18,132,443
Expenses:
Management services fees	2,871,342
Distribution and/or service fees
Class A	100,440
Class C	30,747
Transfer agent fees
Class A	70,168
Advisor Class	17,127
Class C	5,377
Institutional Class	410,113
Institutional 2 Class	2,045
Institutional 3 Class	21,414
Compensation of board members	17,767
Custodian fees	6,432
Printing and postage fees	22,407
Registration fees	53,324
Audit fees	19,804
Legal fees	14,831
Compensation of chief compliance officer	199
Other	15,393
Total expenses	3,678,930
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(287,215)
Fees waived by distributor
Class C	(5,146)
Expense reduction	(800)
Total net expenses	3,385,769
Net investment income	14,746,674
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	29,047,177
Investments — affiliated issuers	22,048
Futures contracts	6,247,868
Net realized gain	35,317,093
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,120,452
Investments — affiliated issuers	(47,224)
Futures contracts	(3,457,005)
Net change in unrealized appreciation (depreciation)	7,616,223
Net realized and unrealized gain	42,933,316
Net increase in net assets resulting from operations	$57,679,990
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$14,746,674	$35,204,777
Net realized gain	35,317,093	37,393,741
Net change in unrealized appreciation (depreciation)	7,616,223	34,633,836
Net increase in net assets resulting from operations	57,679,990	107,232,354
Distributions to shareholders
Net investment income and net realized gains
Class A	(908,659)	(1,821,280)
Advisor Class	(245,300)	(283,152)
Class C	(51,384)	(122,497)
Institutional Class	(5,895,319)	(18,123,656)
Institutional 2 Class	(87,198)	(199,531)
Institutional 3 Class	(7,744,647)	(14,829,214)
Total distributions to shareholders	(14,932,507)	(35,379,330)
Increase (decrease) in net assets from capital stock activity	127,224,544	(155,285,533)
Total increase (decrease) in net assets	169,972,027	(83,432,509)
Net assets at beginning of period	1,019,870,496	1,103,303,005
Net assets at end of period	$1,189,842,523	$1,019,870,496
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,788,772	20,054,285	1,382,761	14,637,837
Distributions reinvested	73,195	826,994	153,257	1,628,807
Redemptions	(654,224)	(7,410,897)	(1,116,106)	(11,788,950)
Net increase	1,207,743	13,470,382	419,912	4,477,694
Advisor Class
Subscriptions	296,478	3,321,723	1,011,888	10,727,343
Distributions reinvested	19,377	218,596	21,256	225,783
Redemptions	(472,302)	(5,333,833)	(184,066)	(1,911,201)
Net increase (decrease)	(156,447)	(1,793,514)	849,078	9,041,925
Class C
Subscriptions	148,408	1,668,584	310,693	3,251,037
Distributions reinvested	4,287	48,409	10,585	112,375
Redemptions	(95,392)	(1,078,906)	(298,630)	(3,130,231)
Net increase	57,303	638,087	22,648	233,181
Institutional Class
Subscriptions	15,207,420	168,646,145	18,167,748	192,344,053
Distributions reinvested	394,091	4,451,085	1,094,761	11,639,046
Redemptions	(7,037,839)	(79,798,308)	(42,750,686)	(459,792,751)
Net increase (decrease)	8,563,672	93,298,922	(23,488,177)	(255,809,652)
Institutional 2 Class
Subscriptions	63,654	717,044	107,095	1,131,373
Distributions reinvested	7,724	87,132	18,794	199,197
Redemptions	(37,773)	(426,909)	(342,667)	(3,552,276)
Net increase (decrease)	33,605	377,267	(216,778)	(2,221,706)
Institutional 3 Class
Subscriptions	7,459,814	84,378,779	20,186,363	218,042,299
Distributions reinvested	537,942	6,073,202	1,304,974	13,860,746
Redemptions	(6,136,858)	(69,218,581)	(13,901,381)	(142,910,020)
Net increase	1,860,898	21,233,400	7,589,956	88,993,025
Total net increase (decrease)	11,566,774	127,224,544	(14,823,361)	(155,285,533)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2020

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Columbia Corporate Income Fund | Semiannual Report 2020	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.87	0.13	0.42	0.55	(0.13)	(0.13)
Year Ended 4/30/2020	$10.15	0.29	0.72	1.01	(0.29)	(0.29)
Year Ended 4/30/2019	$9.88	0.30	0.27	0.57	(0.30)	(0.30)
Year Ended 4/30/2018	$10.11	0.26	(0.23)	0.03	(0.26)	(0.26)
Year Ended 4/30/2017	$10.00	0.26	0.11	0.37	(0.26)	(0.26)
Year Ended 4/30/2016	$10.18	0.31	(0.18)	0.13	(0.31)	(0.31)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.85	0.14	0.42	0.56	(0.14)	(0.14)
Year Ended 4/30/2020	$10.14	0.32	0.71	1.03	(0.32)	(0.32)
Year Ended 4/30/2019	$9.87	0.33	0.27	0.60	(0.33)	(0.33)
Year Ended 4/30/2018	$10.10	0.28	(0.23)	0.05	(0.28)	(0.28)
Year Ended 4/30/2017	$9.99	0.28	0.11	0.39	(0.28)	(0.28)
Year Ended 4/30/2016	$10.16	0.33	(0.17)	0.16	(0.33)	(0.33)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.86	0.09	0.42	0.51	(0.09)	(0.09)
Year Ended 4/30/2020	$10.15	0.23	0.71	0.94	(0.23)	(0.23)
Year Ended 4/30/2019	$9.88	0.24	0.27	0.51	(0.24)	(0.24)
Year Ended 4/30/2018	$10.11	0.20	(0.23)	(0.03)	(0.20)	(0.20)
Year Ended 4/30/2017	$10.00	0.20	0.11	0.31	(0.20)	(0.20)
Year Ended 4/30/2016	$10.18	0.25	(0.18)	0.07	(0.25)	(0.25)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.87	0.14	0.42	0.56	(0.14)	(0.14)
Year Ended 4/30/2020	$10.15	0.32	0.72	1.04	(0.32)	(0.32)
Year Ended 4/30/2019	$9.88	0.33	0.27	0.60	(0.33)	(0.33)
Year Ended 4/30/2018	$10.11	0.28	(0.23)	0.05	(0.28)	(0.28)
Year Ended 4/30/2017	$10.00	0.28	0.11	0.39	(0.28)	(0.28)
Year Ended 4/30/2016	$10.18	0.33	(0.18)	0.15	(0.33)	(0.33)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.85	0.15	0.42	0.57	(0.15)	(0.15)
Year Ended 4/30/2020	$10.14	0.33	0.71	1.04	(0.33)	(0.33)
Year Ended 4/30/2019	$9.87	0.35	0.26	0.61	(0.34)	(0.34)
Year Ended 4/30/2018	$10.09	0.29	(0.22)	0.07	(0.29)	(0.29)
Year Ended 4/30/2017	$9.98	0.29	0.11	0.40	(0.29)	(0.29)
Year Ended 4/30/2016	$10.16	0.34	(0.18)	0.16	(0.34)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Corporate Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$11.29	5.04%	0.94%(c)	0.89%(c),(d)	2.22%(c)	40%	$85,175
Year Ended 4/30/2020	$10.87	10.10%	0.95%	0.91%(d)	2.77%	91%	$68,880
Year Ended 4/30/2019	$10.15	5.93%	0.93%	0.91%(d)	3.07%	65%	$60,085
Year Ended 4/30/2018	$9.88	0.22%	0.95%	0.92%(d)	2.52%	78%	$63,283
Year Ended 4/30/2017	$10.11	3.72%	0.98%(e)	0.91%(d),(e)	2.56%	76%	$81,802
Year Ended 4/30/2016	$10.00	1.38%	1.00%	0.93%(d)	3.15%	50%	$98,149
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$11.27	5.18%	0.69%(c)	0.64%(c),(d)	2.47%(c)	40%	$17,023
Year Ended 4/30/2020	$10.85	10.28%	0.70%	0.66%(d)	3.02%	91%	$18,086
Year Ended 4/30/2019	$10.14	6.20%	0.68%	0.66%(d)	3.32%	65%	$8,289
Year Ended 4/30/2018	$9.87	0.46%	0.70%	0.67%(d)	2.75%	78%	$9,009
Year Ended 4/30/2017	$10.10	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$12,534
Year Ended 4/30/2016	$9.99	1.73%	0.75%	0.68%(d)	3.42%	50%	$15,459
Class C
Six Months Ended 10/31/2020 (Unaudited)	$11.28	4.74%	1.69%(c)	1.47%(c),(d)	1.64%(c)	40%	$6,510
Year Ended 4/30/2020	$10.86	9.35%	1.70%	1.51%(d)	2.17%	91%	$5,646
Year Ended 4/30/2019	$10.15	5.29%	1.68%	1.51%(d)	2.45%	65%	$5,045
Year Ended 4/30/2018	$9.88	(0.38%)	1.70%	1.52%(d)	1.92%	78%	$7,856
Year Ended 4/30/2017	$10.11	3.10%	1.73%(e)	1.51%(d),(e)	1.96%	76%	$10,543
Year Ended 4/30/2016	$10.00	0.78%	1.75%	1.53%(d)	2.55%	50%	$11,740
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$11.29	5.17%	0.70%(c)	0.64%(c),(d)	2.48%(c)	40%	$475,642
Year Ended 4/30/2020	$10.87	10.37%	0.70%	0.66%(d)	3.02%	91%	$364,875
Year Ended 4/30/2019	$10.15	6.19%	0.68%	0.66%(d)	3.31%	65%	$579,312
Year Ended 4/30/2018	$9.88	0.47%	0.69%	0.66%(d)	2.78%	78%	$760,048
Year Ended 4/30/2017	$10.11	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$586,861
Year Ended 4/30/2016	$10.00	1.64%	0.75%	0.68%(d)	3.40%	50%	$481,013
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$11.27	5.24%	0.58%(c)	0.53%(c)	2.58%(c)	40%	$6,888
Year Ended 4/30/2020	$10.85	10.39%	0.58%	0.56%	3.13%	91%	$6,267
Year Ended 4/30/2019	$10.14	6.29%	0.59%	0.58%	3.52%	65%	$8,052
Year Ended 4/30/2018	$9.87	0.67%	0.59%	0.57%	2.86%	78%	$1,782
Year Ended 4/30/2017	$10.09	4.09%	0.57%(e)	0.55%(e)	2.92%	76%	$2,076
Year Ended 4/30/2016	$9.98	1.76%	0.57%	0.56%	3.53%	50%	$1,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.86	0.15	0.42	0.57	(0.15)	(0.15)
Year Ended 4/30/2020	$10.15	0.33	0.72	1.05	(0.34)	(0.34)
Year Ended 4/30/2019	$9.88	0.34	0.27	0.61	(0.34)	(0.34)
Year Ended 4/30/2018	$10.11	0.30	(0.23)	0.07	(0.30)	(0.30)
Year Ended 4/30/2017	$10.00	0.29	0.12	0.41	(0.30)	(0.30)
Year Ended 4/30/2016	$10.18	0.35	(0.18)	0.17	(0.35)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Corporate Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$11.28	5.26%	0.53%(c)	0.48%(c)	2.63%(c)	40%	$598,604
Year Ended 4/30/2020	$10.86	10.44%	0.53%	0.50%	3.17%	91%	$556,117
Year Ended 4/30/2019	$10.15	6.34%	0.53%	0.52%	3.44%	65%	$442,521
Year Ended 4/30/2018	$9.88	0.62%	0.53%	0.51%	2.93%	78%	$622,383
Year Ended 4/30/2017	$10.11	4.14%	0.54%(e)	0.51%(e)	2.91%	76%	$542,814
Year Ended 4/30/2016	$10.00	1.81%	0.52%	0.51%	3.60%	50%	$18,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2020	31

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
32	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Corporate Income Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
34	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,707,149*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,094,695*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	6,247,868
Total	6,247,868

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,457,005)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	237,282,567
Futures contracts — short	149,401,031

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2020.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Corporate Income Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
36	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Corporate Income Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $800.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through August 31, 2021 so that the distribution fee does not exceed 0.55% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares.
38	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	73,426
Class C	—	1.00(b)	510

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.90%	0.90%
Advisor Class	0.65	0.65
Class C	1.65	1.65
Institutional Class	0.65	0.65
Institutional 2 Class	0.52	0.55
Institutional 3 Class	0.47	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Corporate Income Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,125,664,000	70,789,000	(16,031,000)	54,758,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $562,401,552 and $418,577,587, respectively, for the six months ended October 31, 2020, of which $18,897,441 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the
40	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in
Columbia Corporate Income Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 11.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 66.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
42	Columbia Corporate Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Corporate Income Fund | Semiannual Report 2020	43

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Corporate Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
44	Columbia Corporate Income Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the twenty-second, fiftieth and sixty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia Corporate Income Fund | Semiannual Report 2020	45

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
46	Columbia Corporate Income Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2020	47

Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Total Return Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Total Return Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	7.55	8.45	4.97	4.05
	Including sales charges		4.27	5.21	4.33	3.74
Advisor Class*		11/08/12	7.69	8.73	5.23	4.31
Class C	Excluding sales charges	02/01/02	7.17	7.68	4.19	3.35
	Including sales charges		6.17	6.68	4.19	3.35
Institutional Class		12/05/78	7.76	8.81	5.24	4.32
Institutional 2 Class*		11/08/12	7.70	8.78	5.29	4.37
Institutional 3 Class*		11/08/12	7.71	8.93	5.34	4.42
Class R		01/23/06	7.47	8.24	4.71	3.80
Bloomberg Barclays U.S. Aggregate Bond Index			1.27	6.19	4.08	3.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Total Return Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Asset-Backed Securities — Non-Agency	14.3
Commercial Mortgage-Backed Securities - Agency	1.2
Commercial Mortgage-Backed Securities - Non-Agency	6.5
Common Stocks	0.0(a)
Corporate Bonds & Notes	21.5
Foreign Government Obligations	3.1
Money Market Funds	4.6
Municipal Bonds	0.0(a)
Options Purchased Puts	0.2
Residential Mortgage-Backed Securities - Agency	25.2
Residential Mortgage-Backed Securities - Non-Agency	22.9
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2020)
AAA rating	29.8
AA rating	5.7
A rating	7.8
BBB rating	22.9
BB rating	11.4
B rating	4.6
CCC rating	1.3
CC rating	0.0(a)
Not rated	16.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Total Return Bond Fund | Semiannual Report 2020

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2020)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	111.3	(9.9)	101.4
Foreign Currency Derivative Contracts	—	(1.4)	(1.4)
Total Notional Market Value of Derivative Contracts	111.3	(11.3)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Columbia Total Return Bond Fund | Semiannual Report 2020	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.50	1,021.36	3.85	3.75	0.74
Advisor Class	1,000.00	1,000.00	1,076.90	1,022.61	2.55	2.48	0.49
Class C	1,000.00	1,000.00	1,071.70	1,017.65	7.69	7.49	1.48
Institutional Class	1,000.00	1,000.00	1,077.60	1,022.61	2.55	2.48	0.49
Institutional 2 Class	1,000.00	1,000.00	1,077.00	1,022.96	2.19	2.13	0.42
Institutional 3 Class	1,000.00	1,000.00	1,077.10	1,023.21	1.93	1.88	0.37
Class R	1,000.00	1,000.00	1,074.70	1,020.10	5.15	5.01	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 18.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	4,200,000	4,319,053
Series 2020-4 Class E
12/14/2026	3.650%	6,970,000	6,955,497
Subordinated Series 2018-1 Class F
12/10/2024	6.550%	10,100,000	10,414,756
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	7,035,000	7,108,595
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.973%	2,500,000	2,502,985
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.587%	7,780,000	7,549,066
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	141,045	141,072
Series 2019-A Class B
12/15/2022	3.800%	3,750,000	3,773,350
Series 2019-B Class A
10/15/2026	2.720%	2,039,129	2,047,672
Series 2020-REV1 Class A
05/15/2029	2.170%	8,640,000	8,627,471
Series 2020-REV1 Class B
05/15/2029	2.680%	5,600,000	5,363,327
Subordinated Series 2018-B Class B
07/15/2022	4.110%	4,978,096	4,996,483
Subordinated Series 2018-B Class C
11/17/2025	5.000%	915,000	917,344
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	4.500%	5,750,000	5,653,331
Bain Capital Credit CLO Ltd.(a),(b),(c)
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	5.000%	3,750,000	3,750,000
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.618%	3,810,000	3,683,809
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b),(c)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	0.000%	5,975,000	5,955,987
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.814%	9,300,000	8,990,422
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	71,445	71,377
Series 2019-B Class A
06/17/2024	2.660%	1,645,926	1,645,456
Series 2019-B Class B
06/17/2024	3.620%	6,400,000	6,307,429
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,925,151	1,934,636
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	3,005,783
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	1,859,430	1,871,976
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	374,732	375,195
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	3,063,947	3,087,381
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.630%	7,000,000	6,801,284
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,000,000	4,008,185
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	2,197,106	2,235,931
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	589,179	590,404
Series 2019-A Class B
06/22/2026	6.170%	4,600,000	4,661,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,300,000	4,406,105
Series 2020-2A Class C
05/15/2025	3.280%	4,050,000	4,193,270
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	7,825,000	8,072,450
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	6,300,000	6,312,716
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,932,150
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	3,565,000	3,551,072
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	1,450,000	1,487,483
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.568%	5,000,000	4,873,010
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	4,350,036	4,328,694
Series 2019-2 Class A
08/15/2025	4.000%	5,244,006	5,218,400
Series 2019-3 Class A
10/15/2025	3.750%	5,961,534	5,932,872
Series 2019-7 Class A
01/15/2027	3.750%	5,720,971	5,696,530
Series 2020-1 Class A
01/16/2046	3.500%	6,821,609	6,799,149
Series 2020-2 Class A
02/15/2046	3.600%	3,873,147	3,861,133
Series 2020-T1 Class A
02/15/2046	3.500%	5,478,194	5,460,431
LendingClub Receivables Trust(a),(d),(e),(f)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	2,194,500
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	6,700,000	6,698,927
Madison Park Funding XLVII Ltd.(a),(b),(c)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	3.000%	6,800,000	6,800,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.968%	9,875,000	9,656,249
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.568%	10,000,000	9,576,030
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.116%	11,400,000	11,162,926
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,824,432
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	2,094,345
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,550,000	3,605,292
Morgan Stanley Resecuritization Pass-Through Trust(a),(d),(e)
Series 2018-SC1 Class B
09/18/2023	1.000%	131,900	131,571
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.618%	9,350,000	8,998,272
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.666%	22,000,000	21,434,050
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.466%	1,002,519	773,877
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.368%	12,900,000	12,713,298
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.668%	11,475,000	11,049,117
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	3,942,652	3,984,542
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	2,057,169	2,056,917

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3 Class A
11/16/2026	3.821%	6,242,966	6,348,101
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	8,300,000	8,299,289
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	789,823	790,480
Series 2019-2A Class A
09/15/2025	3.200%	39,393	39,378
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,472,610
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	341,269	341,172
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	776,687	776,624
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	11,711,994
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	4,301,950	4,323,460
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.637%	14,625,000	14,278,548
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	550,377	555,294
SoFi Consumer Loan Program Repack Trust(a),(e),(f)
Series 2019-1 Class R1B
03/01/2028	0.000%	7,219,402	7,081,782
Series 2019-3 Class R1B
05/30/2028	0.000%	4,944,322	4,876,338
Subordinated Series 2019-2 Class R1B
04/28/2028	0.000%	3,354,798	3,300,283
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	1,146,822	1,153,084
Series 2019-2 Class A
04/25/2028	3.010%	792,621	800,314
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.607%	5,828,571	5,661,099
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	10,451,908	10,521,323
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class B
10/15/2026	3.950%	3,000,000	3,001,441
Upstart Pass-Through Trust(a),(c)
Series 2020-ST6 Class A
01/20/2027	3.000%	5,700,000	5,700,000
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	12,950,000	12,953,801
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	10,376,170	10,518,821
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	6,800,000	6,967,060
Total Asset-Backed Securities — Non-Agency (Cost $444,664,427)			441,698,701

Commercial Mortgage-Backed Securities - Agency 1.5%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	24,909,033
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,050,559	6,499,518
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.682%	87,889,926	6,007,127
Total Commercial Mortgage-Backed Securities - Agency (Cost $35,209,460)			37,415,678

Commercial Mortgage-Backed Securities - Non-Agency 8.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,430,834	1,531,944
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.098%	7,730,000	7,238,972
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.398%	4,790,000	4,105,628
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.098%	1,750,000	1,415,677

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.688%	3,050,000	2,668,176
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.988%	1,600,000	1,482,706
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	2.048%	7,700,000	6,970,631
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.949%	3,100,000	2,818,056
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.549%	6,850,000	5,959,500
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.568%	5,900,000	5,274,960
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.068%	650,000	546,000
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.735%	4,361,000	3,993,930
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.035%	3,801,000	3,402,501
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	3,300,000	2,994,242
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.548%	3,000,000	2,897,004
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.648%	5,000,000	4,785,109
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.398%	2,000,000	1,910,451
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.148%	11,500,000	10,841,944
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.277%	5,000,000	4,700,753
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.869%	6,700,000	5,793,343
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.489%	7,775,781	7,623,091
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,107,512
COMM Mortgage Trust(a),(c),(d),(e)
Subordinated Series 2020-CX Class D
11/10/2046	2.683%	5,600,000	5,462,654
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.889%	6,392,000	5,903,458
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,383,088
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	5,915,944
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	4,918,721
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	9,335,000	9,464,630
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,191,936
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,449,811

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,646,451
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR1 Class E
1-month USD LIBOR + 2.000% 03/17/2037	2.149%	3,999,453	3,999,450
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.148%	10,425,000	10,438,030
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	4,653,490
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,368,720
Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,248,816
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,879,945
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,399,698
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	777,750
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,988,879
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.248%	7,200,000	6,578,297
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.398%	4,800,000	4,634,297
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.048%	5,737,000	5,269,042
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.899%	5,155,000	5,013,761
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $206,757,962)			199,648,998
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	95,239
WMI Holdings Corp. Escrow(d),(e),(i)	2,725	—
Total		95,239
Total Financials		95,239
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	50,553
Total Industrials		50,553
Total Common Stocks (Cost $1,511,077)		145,792

Corporate Bonds & Notes 27.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
10/15/2022	6.000%	194,000	173,027
12/01/2024	7.500%	589,000	441,750
04/15/2027	7.875%	34,000	24,762
Moog, Inc.(a)
12/15/2027	4.250%	229,000	234,780
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,888,740
Raytheon Technologies Corp.
07/01/2050	3.125%	2,270,000	2,393,243
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	426,616
03/15/2026	6.250%	1,727,000	1,800,937
TransDigm, Inc.
06/15/2026	6.375%	993,000	989,534
03/15/2027	7.500%	73,000	75,412
Subordinated
11/15/2027	5.500%	428,000	417,736
Total			10,866,537
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	380,000	391,112
Automotive 0.3%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	144,000	145,262
Clarios Global LP(a)
05/15/2025	6.750%	132,000	139,617

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
04/21/2023	8.500%	50,000	55,181
04/22/2025	9.000%	446,000	525,439
04/22/2030	9.625%	15,000	20,051
Ford Motor Credit Co. LLC
03/18/2021	3.336%	813,000	812,306
09/08/2024	3.664%	934,000	925,501
01/09/2027	4.271%	630,000	629,621
08/17/2027	4.125%	540,000	532,063
IAA Spinco, Inc.(a)
06/15/2027	5.500%	576,000	604,574
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	295,000	297,871
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	699,000	709,074
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	142,000	147,810
05/15/2027	8.500%	592,000	617,895
Total			6,162,265
Banking 2.6%
Ally Financial, Inc.
11/01/2031	8.000%	69,000	95,448
Bank of America Corp.(k)
07/23/2031	1.898%	11,430,000	11,330,753
06/19/2041	2.676%	735,000	741,569
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	1,405,000	1,403,977
Citigroup, Inc.(k)
06/03/2031	2.572%	4,815,000	5,018,938
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	3,965,000	4,188,707
JPMorgan Chase & Co.(k)
10/15/2030	2.739%	16,805,000	17,975,552
Morgan Stanley(k)
01/22/2031	2.699%	6,055,000	6,463,924
Washington Mutual Bank(d),(e),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	4,220,184
Wells Fargo & Co.(k)
02/11/2031	2.572%	10,120,000	10,543,453
Total			62,023,574
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	46,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG Issuer LLC(a)
03/01/2028	6.250%	45,000	44,103
NFP Corp.(a)
05/15/2025	7.000%	173,000	183,827
08/15/2028	6.875%	994,000	966,055
Total			1,240,197
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	921,000	956,784
01/15/2028	4.000%	445,000	452,501
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	711,000	697,651
11/15/2026	4.500%	485,000	497,878
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,203,544
Core & Main LP(a)
08/15/2025	6.125%	796,000	814,242
James Hardie International Finance DAC(a)
01/15/2025	4.750%	333,000	341,325
01/15/2028	5.000%	250,000	267,465
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	48,000	49,442
White Cap Buyer LLC(a)
10/15/2028	6.875%	184,000	188,621
Total			13,469,453
Cable and Satellite 1.1%
Cable One, Inc.(a),(c)
11/15/2030	4.000%	193,000	195,909
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	415,865
05/01/2027	5.875%	834,000	870,202
06/01/2029	5.375%	233,000	251,289
03/01/2030	4.750%	862,000	906,209
08/15/2030	4.500%	1,694,000	1,760,130
02/01/2031	4.250%	288,000	295,546
05/01/2032	4.500%	467,000	482,866
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,195,000	1,428,026
03/01/2050	4.800%	5,625,000	6,414,275
Comcast Corp.
01/15/2051	2.800%	1,920,000	1,899,313
CSC Holdings LLC(a)
05/15/2026	5.500%	480,000	499,333
02/01/2028	5.375%	952,000	1,010,943
02/01/2029	6.500%	359,000	398,370
01/15/2030	5.750%	598,000	638,956
12/01/2030	4.125%	1,399,000	1,420,918
12/01/2030	4.625%	358,000	357,625

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	192,000	193,232
07/01/2026	7.750%	1,217,000	1,290,629
07/01/2028	7.375%	250,000	251,596
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	257,000	258,357
09/15/2028	6.500%	495,000	510,245
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	69,000	71,155
08/01/2027	5.000%	347,000	363,320
07/01/2030	4.125%	363,000	373,188
Virgin Media Finance PLC(a)
07/15/2030	5.000%	805,000	800,979
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	17,000	17,686
05/15/2029	5.500%	469,000	501,323
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	555,000	570,870
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	347,801
Ziggo BV(a)
01/15/2027	5.500%	222,000	230,344
01/15/2030	4.875%	730,000	757,423
Total			25,783,923
Chemicals 0.3%
Alpha 2 BV(a),(j)
06/01/2023	8.750%	186,000	187,035
Angus Chemical Co.(a)
02/15/2023	8.750%	296,000	300,379
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	186,507
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	186,866
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	607,000	636,599
CF Industries, Inc.
03/15/2034	5.150%	43,000	50,443
Chemours Co. (The)
05/15/2023	6.625%	78,000	77,708
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	610,097
HB Fuller Co.
10/15/2028	4.250%	188,000	191,241
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	185,000	197,867
INEOS Group Holdings SA(a)
08/01/2024	5.625%	499,000	506,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	501,752
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	381,000	407,669
LYB International Finance III LLC
05/01/2050	4.200%	1,445,000	1,573,282
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	144,277
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	310,850
PQ Corp.(a)
12/15/2025	5.750%	236,000	243,492
SPCM SA(a)
09/15/2025	4.875%	82,000	84,605
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,029,000	1,085,630
WR Grace & Co.(a)
06/15/2027	4.875%	680,000	708,654
Total			8,191,028
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	293,000	303,705
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	132,637
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	187,992
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	374,672
05/15/2027	5.500%	361,000	384,026
07/15/2030	4.000%	56,000	57,102
02/15/2031	3.875%	194,000	196,291
Total			1,636,425
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	188,000	187,750
09/01/2023	7.625%	155,000	156,254
11/01/2024	8.500%	227,000	239,708
ASGN, Inc.(a)
05/15/2028	4.625%	398,000	409,401
Expedia Group, Inc.(a)
05/01/2025	6.250%	27,000	29,689
05/01/2025	7.000%	14,000	14,969
Frontdoor, Inc.(a)
08/15/2026	6.750%	662,000	706,834

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	8,330
06/01/2028	4.625%	97,000	100,327
02/15/2029	5.625%	79,000	85,180
Staples, Inc.(a)
04/15/2026	7.500%	297,000	277,346
04/15/2027	10.750%	28,000	22,288
Uber Technologies, Inc.(a)
05/15/2025	7.500%	688,000	723,034
01/15/2028	6.250%	200,000	203,191
Total			3,164,301
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	213,000	226,411
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	111,000	120,210
06/15/2028	4.750%	400,000	413,106
03/31/2029	4.375%	382,000	385,950
Mattel, Inc.(a)
12/31/2025	6.750%	474,000	497,836
12/15/2027	5.875%	446,000	484,463
Mattel, Inc.
11/01/2041	5.450%	28,000	28,235
Newell Brands, Inc.
06/01/2025	4.875%	371,000	400,635
Prestige Brands, Inc.(a)
03/01/2024	6.375%	218,000	222,932
01/15/2028	5.125%	214,000	222,545
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	45,000	47,947
10/15/2029	4.500%	30,000	31,924
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	207,975
Valvoline, Inc.
08/15/2025	4.375%	186,000	191,321
Valvoline, Inc.(a)
02/15/2030	4.250%	94,000	95,963
Total			3,577,453
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	181,000	187,879
06/30/2028	4.125%	314,000	320,554
Carrier Global Corp.(a)
04/05/2040	3.377%	4,965,000	5,262,428
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	39,549
02/15/2026	6.375%	467,000	496,847
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	906,380
MTS Systems Corp.(a)
08/15/2027	5.750%	411,000	416,432
Resideo Funding, Inc.(a)
11/01/2026	6.125%	603,000	584,667
SPX FLOW, Inc.(a)
08/15/2026	5.875%	387,000	404,048
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	282,000	302,605
Vertical Holdco GmbH(a)
07/15/2028	7.625%	145,000	150,630
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	163,652
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	603,000	650,613
06/15/2028	7.250%	346,000	378,577
Total			10,264,861
Electric 3.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,995,000	3,234,738
AES Corp. (The)
09/01/2027	5.125%	35,000	37,600
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	5,596,051
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	745,000	921,677
Calpine Corp.(a)
06/01/2026	5.250%	195,000	200,371
02/15/2028	4.500%	1,125,000	1,144,144
03/15/2028	5.125%	293,000	302,194
02/01/2029	4.625%	74,000	74,711
02/01/2031	5.000%	92,000	93,918
Clearway Energy Operating LLC
10/15/2025	5.750%	151,000	158,173
09/15/2026	5.000%	887,000	919,351
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	781,895
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,182,197
11/15/2025	3.600%	260,000	288,418
02/15/2027	2.950%	285,000	304,518
03/31/2043	4.700%	230,000	280,044
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	5,289,371
DTE Energy Co.
10/01/2026	2.850%	8,462,000	9,184,049

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%	8,380,000	9,477,594
Duke Energy Indiana LLC
04/01/2050	2.750%	1,540,000	1,547,183
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	7,626,708
Eversource Energy
01/15/2028	3.300%	3,472,000	3,852,580
Georgia Power Co.
03/15/2042	4.300%	1,215,000	1,455,351
01/30/2050	3.700%	815,000	921,852
Indiana Michigan Power Co.
07/01/2047	3.750%	573,000	654,386
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	81,000	84,238
09/15/2027	4.500%	240,000	262,943
NRG Energy, Inc.
01/15/2027	6.625%	238,000	250,389
01/15/2028	5.750%	15,000	16,128
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,142,000	1,239,718
PacifiCorp
02/15/2050	4.150%	2,080,000	2,568,866
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	137,285
PG&E Corp.
07/01/2028	5.000%	80,000	80,109
07/01/2030	5.250%	147,000	147,000
San Diego Gas & Electric Co.
04/15/2050	3.320%	1,765,000	1,893,049
Southern Co. (The)
07/01/2046	4.400%	6,528,000	7,843,754
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	86,777
01/15/2030	4.750%	494,000	530,657
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	70,732
02/15/2027	5.625%	209,000	218,405
07/31/2027	5.000%	712,000	742,962
WEC Energy Group, Inc.
10/15/2027	1.375%	3,345,000	3,335,207
Xcel Energy, Inc.
06/15/2028	4.000%	3,155,000	3,686,621
06/01/2030	3.400%	8,130,000	9,221,661
Total			88,945,575
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	45,000	47,029
07/15/2029	5.125%	32,000	34,804
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	267,998
08/01/2025	3.750%	305,000	306,400
12/15/2026	5.125%	407,000	427,092
05/01/2027	8.500%	726,000	792,540
Hulk Finance Corp.(a)
06/01/2026	7.000%	192,000	200,488
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	15,000	15,154
Total			2,091,505
Finance Companies 1.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	10,007,961
11/15/2035	4.418%	13,750,000	14,864,708
Global Aircraft Leasing Co., Ltd.(a),(j)
09/15/2024	6.500%	209,322	140,182
Navient Corp.
06/15/2022	6.500%	602,000	618,315
01/25/2023	5.500%	225,000	224,516
06/15/2026	6.750%	235,000	237,289
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	606,587
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	471,000	462,447
03/01/2031	3.875%	555,000	547,079
SLM Corp.
10/29/2025	4.200%	245,000	248,556
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	527,825
03/15/2025	6.875%	384,000	422,609
06/01/2025	8.875%	57,000	62,647
Total			28,970,721
Food and Beverage 2.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,893,000	17,034,841
Bacardi Ltd.(a)
05/15/2048	5.300%	5,595,000	7,052,492
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	164,000	164,095
Conagra Brands, Inc.
11/01/2048	5.400%	3,655,000	5,026,504

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cott Holdings, Inc.(a)
04/01/2025	5.500%	388,000	400,639
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	749,000	720,116
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,060,015
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	243,327
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	11,253,000	11,561,557
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	57,000	61,812
MHP SE(a)
05/10/2024	7.750%	581,000	607,379
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	5,083,916
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	458,388
10/15/2027	5.500%	230,000	235,750
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	434,000	444,240
09/30/2027	5.875%	491,000	518,931
Post Holdings, Inc.(a)
08/15/2026	5.000%	642,000	663,545
03/01/2027	5.750%	1,241,000	1,300,170
01/15/2028	5.625%	92,000	96,919
04/15/2030	4.625%	624,000	641,189
Total			53,375,825
Gaming 0.3%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	47,000	51,412
Boyd Gaming Corp.
04/01/2026	6.375%	11,000	11,407
08/15/2026	6.000%	313,000	321,297
12/01/2027	4.750%	332,000	322,659
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	512,000	486,229
CCM Merger, Inc.(a),(c)
05/01/2026	6.375%	133,000	136,055
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	428,000	439,015
07/01/2025	6.250%	448,000	460,824
07/01/2027	8.125%	565,000	590,086
International Game Technology PLC(a)
02/15/2022	6.250%	292,000	299,117
02/15/2025	6.500%	568,000	605,732
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	420,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	538,000	550,357
02/01/2027	5.750%	223,000	240,626
Scientific Games International, Inc.(a)
07/01/2025	8.625%	90,000	93,461
10/15/2025	5.000%	988,000	991,010
03/15/2026	8.250%	283,000	287,251
05/15/2028	7.000%	88,000	87,439
11/15/2029	7.250%	603,000	597,816
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	80,000	84,633
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	358,000	363,801
02/15/2027	3.750%	106,000	106,317
12/01/2029	4.625%	55,000	57,158
08/15/2030	4.125%	85,000	86,041
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	131,133
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	260,000	273,618
Total			8,095,015
Health Care 1.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	278,000	285,683
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	303,058
04/15/2029	5.000%	499,000	515,258
Avantor Funding, Inc.(a)
07/15/2028	4.625%	485,000	502,142
Avantor, Inc.(a)
10/01/2024	6.000%	464,000	484,915
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.278%	4,916,000	4,952,179
Becton Dickinson and Co.
06/06/2024	3.363%	2,000,000	2,157,724
05/20/2030	2.823%	2,840,000	3,034,861
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,096,000	1,095,532
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	103,468
05/01/2028	4.250%	42,000	43,958
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	458,000	453,925
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	374,000	366,932
Cigna Corp.
12/15/2048	4.900%	2,575,000	3,328,265

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	8,650,000	10,978,349
Encompass Health Corp.
02/01/2028	4.500%	422,000	432,285
02/01/2030	4.750%	54,000	56,211
04/01/2031	4.625%	7,000	7,204
HCA, Inc.
02/01/2025	5.375%	102,000	113,018
09/01/2028	5.625%	223,000	259,366
02/01/2029	5.875%	363,000	427,620
09/01/2030	3.500%	225,000	229,770
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	318,000	326,861
09/15/2027	4.375%	274,000	284,940
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	171,008
IQVIA, Inc.(a)
05/15/2027	5.000%	285,000	299,467
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	8,557,413
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	174,000	182,703
02/01/2028	7.250%	39,000	40,748
Select Medical Corp.(a)
08/15/2026	6.250%	873,000	920,311
Teleflex, Inc.(a)
06/01/2028	4.250%	386,000	404,554
Tenet Healthcare Corp.
06/15/2023	6.750%	161,000	169,774
07/15/2024	4.625%	235,000	238,954
05/01/2025	5.125%	122,000	120,723
08/01/2025	7.000%	225,000	230,626
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	394,297
01/01/2026	4.875%	220,000	223,102
02/01/2027	6.250%	468,000	485,960
11/01/2027	5.125%	774,000	796,949
06/15/2028	4.625%	69,000	70,272
10/01/2028	6.125%	834,000	808,828
Total			44,859,213
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	93,000	95,570
01/15/2025	4.750%	59,000	60,644
12/15/2027	4.250%	215,000	226,245
12/15/2029	4.625%	916,000	997,280
02/15/2030	3.375%	191,000	197,994
10/15/2030	3.000%	561,000	582,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a)
06/01/2026	5.375%	332,000	349,134
08/15/2026	5.375%	158,000	167,126
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,754,491
Total			4,430,778
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	283,000	319,041
06/01/2026	5.250%	50,000	56,773
Meritage Homes Corp.
04/01/2022	7.000%	213,000	226,684
06/01/2025	6.000%	277,000	311,610
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	71,116
04/01/2029	4.750%	346,000	351,152
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	92,972
08/01/2030	5.125%	514,000	557,688
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	300,092
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	159,532
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	154,984
Total			2,601,644
Independent Energy 0.7%
Apache Corp.
11/15/2025	4.625%	152,000	143,922
11/15/2027	4.875%	427,000	400,169
02/01/2042	5.250%	337,000	304,292
04/15/2043	4.750%	53,000	47,143
01/15/2044	4.250%	193,000	163,603
Callon Petroleum Co.
10/01/2024	6.125%	71,000	25,309
07/01/2026	6.375%	480,000	114,607
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,932,032
06/30/2033	6.450%	855,000	1,031,410
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	14,000	5,434
CNX Resources Corp.(a)
03/14/2027	7.250%	595,000	627,751
Comstock Resources, Inc.
08/15/2026	9.750%	80,000	84,314
08/15/2026	9.750%	69,000	72,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	636,517
Encana Corp.
08/15/2034	6.500%	17,000	15,910
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	504,000	524,900
01/30/2028	5.750%	491,000	510,640
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,879,056
EQT Corp.
10/01/2027	3.900%	706,000	677,870
EQT Corp.(c)
01/15/2029	5.000%	235,000	235,000
EQT Corp.(k)
02/01/2030	8.750%	149,000	185,087
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	325,000	299,583
11/01/2028	6.250%	110,000	100,970
Jagged Peak Energy LLC
05/01/2026	5.875%	387,000	399,970
Matador Resources Co.
09/15/2026	5.875%	970,000	781,521
Newfield Exploration Co.
07/01/2024	5.625%	97,000	93,844
01/01/2026	5.375%	222,000	208,680
Occidental Petroleum Corp.
02/15/2022	3.125%	152,000	144,689
08/15/2022	2.700%	461,000	425,835
08/15/2024	2.900%	644,000	535,966
07/15/2025	8.000%	213,000	207,737
08/15/2029	3.500%	645,000	465,454
09/01/2030	6.625%	896,000	784,052
09/15/2036	6.450%	246,000	199,237
03/15/2046	6.600%	742,000	614,657
08/15/2049	4.400%	311,000	207,964
Ovintiv, Inc.
11/01/2031	7.200%	40,000	39,784
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	512,000	544,403
02/15/2028	4.125%	429,000	447,059
QEP Resources, Inc.
03/01/2026	5.625%	124,000	78,607
SM Energy Co.
09/15/2026	6.750%	242,000	92,154
01/15/2027	6.625%	433,000	164,989
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
09/15/2024	5.250%	157,000	162,917
06/15/2028	5.875%	103,000	105,701
01/15/2030	4.500%	413,000	396,456
Total			17,119,908
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	355,000	374,499
11/15/2039	6.750%	257,000	285,697
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,031,526
Total			1,691,722
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	225,000	216,278
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	185,000	187,297
10/01/2028	6.500%	391,000	380,869
Cinemark USA, Inc.
06/01/2023	4.875%	308,000	257,865
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	142,452
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	45,282
03/15/2026	5.625%	92,000	87,183
05/15/2027	6.500%	280,000	301,529
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	146,000	152,027
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	456,219
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	64,591
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	172,228
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	29,480
Total			2,493,300
Life Insurance 0.7%
Brighthouse Financial, Inc.
06/22/2047	4.700%	3,380,000	3,290,790
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,306,000	1,333,757
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,310,903

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	263,758
05/15/2047	4.270%	3,385,000	3,982,603
05/15/2050	3.300%	1,845,000	1,892,269
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,806,146
06/15/2046	4.800%	2,558,000	3,131,006
Total			18,011,232
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	63,374
05/01/2028	5.750%	67,000	70,274
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	307,000	312,373
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	310,110
Total			756,131
Media and Entertainment 0.5%
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	294,518
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	388,000	337,777
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	672,000	657,994
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	232,000	135,749
08/15/2027	6.625%	85,000	35,348
Discovery Communications LLC
05/15/2049	5.300%	3,920,000	4,719,018
iHeartCommunications, Inc.
05/01/2026	6.375%	62,634	65,243
05/01/2027	8.375%	996,507	971,825
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	392,000	387,090
01/15/2028	4.750%	275,000	264,243
Lamar Media Corp.
02/15/2028	3.750%	61,000	60,754
01/15/2029	4.875%	64,000	66,564
Netflix, Inc.
04/15/2028	4.875%	546,000	613,974
11/15/2028	5.875%	501,000	598,727
05/15/2029	6.375%	525,000	646,730
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	195,842
06/15/2030	4.875%	126,000	143,881
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	299,000	302,635
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	210,423
10/01/2030	5.875%	255,000	267,920
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	268,000	253,953
03/15/2030	4.625%	144,000	132,300
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	44,623
TEGNA, Inc.(a)
03/15/2026	4.750%	80,000	82,617
TEGNA, Inc.
09/15/2029	5.000%	308,000	311,803
Twitter, Inc.(a)
12/15/2027	3.875%	219,000	229,842
Total			12,031,393
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	147,000	151,600
09/30/2026	7.000%	252,000	265,223
Constellium NV(a)
05/15/2024	5.750%	61,000	61,759
03/01/2025	6.625%	72,000	73,245
02/15/2026	5.875%	863,000	878,661
Constellium SE(a)
06/15/2028	5.625%	961,000	1,001,362
Freeport-McMoRan, Inc.
09/01/2029	5.250%	432,000	467,626
08/01/2030	4.625%	512,000	551,228
03/15/2043	5.450%	914,000	1,041,034
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	447,000	463,465
04/01/2029	6.125%	655,000	671,965
Novelis Corp.(a)
09/30/2026	5.875%	966,000	996,852
01/30/2030	4.750%	824,000	835,687
Total			7,459,707
Midstream 1.9%
Cheniere Energy Partners LP
10/01/2026	5.625%	181,000	185,689
10/01/2029	4.500%	392,000	399,594
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	593,000	614,519

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	48,175
05/15/2029	5.125%	484,000	481,434
04/01/2044	5.600%	174,000	150,457
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	127,819
Enterprise Products Operating LLC
01/31/2060	3.950%	1,055,000	1,030,959
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	160,995
07/01/2027	6.500%	320,000	335,728
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	18,000	14,904
02/01/2028	7.750%	322,000	267,356
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	722,000	682,903
Kinder Morgan, Inc.
02/15/2046	5.050%	10,365,000	11,647,829
MPLX LP
04/15/2048	4.700%	2,850,000	2,830,529
NuStar Logistics LP
10/01/2025	5.750%	174,000	175,157
06/01/2026	6.000%	284,000	281,478
04/28/2027	5.625%	165,000	161,708
10/01/2030	6.375%	604,000	608,311
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	12,515,000	10,909,900
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	171,530
Sunoco LP/Finance Corp.
01/15/2023	4.875%	288,000	289,280
02/15/2026	5.500%	157,000	157,731
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	86,000	86,878
03/01/2027	6.000%	101,000	96,075
01/15/2028	5.500%	107,000	98,349
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	376,000	377,916
01/15/2028	5.000%	577,000	569,993
01/15/2029	6.875%	43,000	46,167
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,091,000	1,096,589
02/01/2031	4.875%	257,000	250,952
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	285,100
Western Gas Partners LP
08/15/2048	5.500%	3,530,000	2,864,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,180,000	8,021,443
Total			45,528,152
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,905,334
02/15/2043	5.250%	535,000	698,028
05/15/2047	4.375%	6,014,000	7,399,697
Sempra Energy
06/15/2027	3.250%	302,000	328,072
Total			12,331,131
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	237,000	226,639
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	96,632
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	68,208
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	64,741	40,070
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	36,660	32,555
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	40,682
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	389,000	249,933
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	102,594
Total			857,313
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	168,000	171,442
Hillenbrand, Inc.
06/15/2025	5.750%	469,000	499,585
Total			671,027
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	494,000	480,025
10/01/2025	5.250%	643,000	588,749
02/01/2027	4.250%	30,000	25,945
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	380,000	374,182
Total			1,468,901

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	518,534
08/15/2026	4.125%	515,000	527,050
08/15/2027	5.250%	294,000	302,101
08/15/2027	5.250%	287,000	294,903
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	65,907
Berry Global, Inc.(a)
02/15/2026	4.500%	500,000	506,334
BWAY Holding Co.(a)
04/15/2024	5.500%	296,000	296,283
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	219,000	222,187
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	550,000	556,399
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	6,000	6,072
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	215,000	226,025
08/15/2027	8.500%	555,000	594,211
Total			4,116,006
Pharmaceuticals 1.0%
AbbVie, Inc.(a)
06/15/2044	4.850%	2,170,000	2,686,010
11/21/2049	4.250%	6,705,000	7,837,618
Amgen, Inc.
02/21/2050	3.375%	5,970,000	6,343,826
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	391,000	401,200
11/01/2025	5.500%	248,000	254,599
04/01/2026	9.250%	580,000	639,417
01/31/2027	8.500%	397,000	433,819
08/15/2027	5.750%	608,000	651,691
01/30/2028	5.000%	414,000	408,869
02/15/2029	6.250%	738,000	760,345
01/30/2030	5.250%	70,000	68,984
Bristol-Myers Squibb Co.
02/20/2048	4.550%	820,000	1,085,035
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	473,000	483,232
07/15/2027	5.000%	23,000	24,056
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	71,000	71,360
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	417,000	447,232
06/30/2028	6.000%	215,000	166,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	408,000	421,778
06/15/2028	5.000%	166,000	172,923
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	661,000	700,152
Total			24,058,228
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	673,000	671,335
10/15/2027	6.750%	618,000	648,900
HUB International Ltd.(a)
05/01/2026	7.000%	668,000	684,720
MGIC Investment Corp.
08/15/2028	5.250%	49,000	50,591
Radian Group, Inc.
03/15/2025	6.625%	20,000	21,709
03/15/2027	4.875%	339,000	347,382
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,131
Total			2,490,768
Railroads 0.3%
CSX Corp.
11/01/2066	4.250%	3,001,000	3,673,485
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,143,231
02/05/2070	3.750%	2,375,000	2,651,219
Total			7,467,935
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	110,000	112,252
04/15/2025	5.750%	44,000	46,920
10/15/2025	5.000%	197,000	201,917
01/15/2028	3.875%	61,000	61,938
1011778 BC ULC/New Red Finance, Inc.(a),(m)
10/15/2030	4.000%	299,000	297,177
IRB Holding Corp.(a)
06/15/2025	7.000%	652,000	695,196
02/15/2026	6.750%	887,000	894,269
Yum! Brands, Inc.(a)
04/01/2025	7.750%	254,000	278,956
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	218,960
Total			2,807,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	21

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.3%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	261,000	264,112
03/01/2030	4.750%	37,000	38,173
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	23,000	24,166
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	102,000	102,128
Hanesbrands, Inc.(a)
05/15/2025	5.375%	376,000	395,687
L Brands, Inc.(a)
07/01/2025	6.875%	183,000	196,102
07/01/2025	9.375%	47,000	54,543
10/01/2030	6.625%	278,000	291,719
L Brands, Inc.
06/15/2029	7.500%	63,000	67,434
11/01/2035	6.875%	200,000	203,339
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,340,000	3,984,534
10/15/2050	3.000%	1,240,000	1,271,168
Penske Automotive Group, Inc.
12/01/2024	5.375%	221,000	225,406
09/01/2025	3.500%	36,000	36,103
PetSmart, Inc.(a)
03/15/2023	7.125%	655,000	644,135
06/01/2025	5.875%	428,000	437,553
Total			8,236,302
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	74,000	76,463
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	84,102
02/15/2028	5.875%	296,000	315,744
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	238,000	233,469
01/15/2027	4.625%	688,000	709,548
02/15/2030	4.875%	581,000	616,836
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,931,677
02/01/2047	4.450%	5,000	6,078
01/15/2048	4.650%	1,898,000	2,375,384
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	109,000	110,674
Total			6,459,975
Technology 1.8%
Apple, Inc.
05/11/2050	2.650%	3,700,000	3,758,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(a)
08/01/2025	6.875%	612,000	626,069
08/01/2025	6.875%	107,000	110,608
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	172,000	180,751
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	291,000	294,490
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	94,000	100,706
03/01/2026	9.125%	28,000	29,732
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	9,230,000	10,203,407
Broadcom, Inc.
11/15/2030	4.150%	2,325,000	2,605,380
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	196,792
CDK Global, Inc.
06/01/2027	4.875%	91,000	94,376
CDK Global, Inc.(a)
05/15/2029	5.250%	190,000	203,851
CommScope Technologies LLC(a)
06/15/2025	6.000%	204,000	202,305
Gartner, Inc.(a)
07/01/2028	4.500%	204,000	212,903
10/01/2030	3.750%	482,000	492,954
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	213,000	224,725
Intel Corp.
05/11/2047	4.100%	4,220,000	5,235,404
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	142,917
09/15/2029	4.875%	62,000	62,492
07/15/2030	5.250%	769,000	789,214
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	646,000	654,933
Microchip Technology, Inc.(a)
09/01/2025	4.250%	488,000	505,815
NCR Corp.(a)
04/15/2025	8.125%	178,000	195,710
09/01/2027	5.750%	91,000	93,806
10/01/2028	5.000%	512,000	509,446
09/01/2029	6.125%	274,000	289,119
10/01/2030	5.250%	203,000	201,619
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,200,220
Oracle Corp.
04/01/2050	3.600%	5,830,000	6,397,409

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(a)
05/31/2023	5.500%	1,080,000	1,042,871
PTC, Inc.(a)
02/15/2025	3.625%	221,000	224,535
02/15/2028	4.000%	47,000	48,596
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	836,000	837,704
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	17,000	18,160
11/15/2026	8.250%	478,000	519,383
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	108,000	119,545
09/01/2025	7.375%	479,000	488,037
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	362,000	365,904
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	193,000	200,340
Switch Ltd.(a)
09/15/2028	3.750%	100,000	100,517
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	298,370
06/01/2025	6.750%	292,000	296,375
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	2,055,255
Verscend Escrow Corp.(a)
08/15/2026	9.750%	739,000	794,367
Total			43,225,736
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	102,000	97,200
07/15/2027	5.750%	100,000	94,304
ERAC USA Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,956,922
11/01/2046	4.200%	1,720,000	1,965,465
FedEx Corp.
04/01/2046	4.550%	8,230,000	10,067,437
Hertz Corp. (The)(l)
10/15/2022	0.000%	312,000	124,663
Hertz Corp. (The)(a),(l)
10/15/2024	0.000%	724,000	290,582
08/01/2026	0.000%	439,000	176,418
01/15/2028	0.000%	421,000	170,041
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	94,303
Total			16,037,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	846,000	811,536
Altice France SA(a)
05/01/2026	7.375%	391,000	408,194
02/01/2027	8.125%	127,000	138,281
01/15/2028	5.500%	1,233,000	1,241,471
American Tower Corp.
08/15/2029	3.800%	5,040,000	5,734,510
SBA Communications Corp.
09/01/2024	4.875%	431,000	441,765
SBA Communications Corp.(a)
02/15/2027	3.875%	557,000	566,118
Sprint Capital Corp.
03/15/2032	8.750%	310,000	463,864
Sprint Corp.
02/15/2025	7.625%	741,000	875,158
03/01/2026	7.625%	485,000	589,970
T-Mobile USA, Inc.
01/15/2026	6.500%	584,000	608,345
02/01/2026	4.500%	172,000	176,214
02/01/2028	4.750%	286,000	306,584
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	880,000	989,313
02/15/2041	3.000%	2,350,000	2,287,872
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	399,000	399,976
Total			16,039,171
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	2,402,000	2,655,004
AT&T, Inc.(a)
09/15/2055	3.550%	12,991,000	12,292,788
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	200,000	202,078
CenturyLink, Inc.
03/15/2022	5.800%	459,000	477,336
12/01/2023	6.750%	242,000	264,542
04/01/2025	5.625%	527,000	553,483
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	336,426
02/15/2027	4.000%	338,000	345,556
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	698,000	684,933
03/01/2028	6.125%	516,000	522,350
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	60,625

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	23

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%	3,825,000	4,591,788
08/10/2033	4.500%	5,615,000	6,980,612
Total			29,967,521
Total Corporate Bonds & Notes (Cost $646,291,561)			661,467,884

Foreign Government Obligations(n),(o) 3.9%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	652,146
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	74,159
06/01/2027	5.250%	445,000	433,298
Total			507,457
Colombia 0.4%
Colombia Government International Bond
05/15/2049	5.200%	4,442,000	5,348,915
Ecopetrol SA
04/29/2030	6.875%	4,400,000	5,270,124
Total			10,619,039
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	858,682
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,010,264
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,882,993
03/15/2024	7.500%	971,000	1,069,231
Total			2,952,224
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,293,148
Indonesia 0.4%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	372,319
05/15/2030	5.450%	1,700,000	1,934,295
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
05/30/2044	6.450%		1,650,000	2,142,645
01/21/2050	4.175%		5,280,000	5,239,335
Total				9,688,594
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		2,510,000	2,636,448
10/17/2031	5.875%	EUR	4,455,000	5,081,707
Total				7,718,155
Jersey 0.0%
Galaxy Pipeline Assets Bidco Ltd.(a),(c)
09/30/2040	3.250%		950,000	939,914
Mexico 0.8%
Petroleos Mexicanos
09/21/2047	6.750%		11,471,000	8,923,419
01/28/2060	6.950%		12,185,000	9,525,003
Total				18,448,422
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		971,000	985,458
Panama 0.2%
Panama Government International Bond
04/01/2056	4.500%		1,700,000	2,098,562
07/23/2060	3.870%		2,176,000	2,454,102
Total				4,552,664
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	3,200,036
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,268,332
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,471,767
Saudi Arabia 0.3%
Saudi Government International Bond(a)
04/17/2049	5.000%		2,550,000	3,256,529
01/21/2055	3.750%		4,000,000	4,271,750
Total				7,528,279
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	869,462

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	2,300,000	2,279,810
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%	2,000,000	1,778,216
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	800,000	768,053
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	4,550,000	4,793,582
04/16/2050	3.875%	1,800,000	2,140,350
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	971,000	1,025,425
DP World PLC(a)
07/02/2037	6.850%	1,280,000	1,607,427
09/25/2048	5.625%	1,100,000	1,257,296
Total			10,824,080
Total Foreign Government Obligations (Cost $97,172,022)			95,214,202

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,171,876
Total Municipal Bonds (Cost $840,000)			1,171,876

Residential Mortgage-Backed Securities - Agency 32.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(p)
12/01/2046	3.500%	11,214,093	12,161,588
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.752%	528,928	84,504
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.902%	1,328,541	243,300
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.901%	20,515,700	4,421,699
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.901%	10,026,993	2,100,288
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.902%	2,112,365	375,056
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.822%	811,645	157,092
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,668,619	242,549
CMO Series 4182 Class DI
05/15/2039	3.500%	2,478,858	65,969
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	2.774%	1,323,121	81,394
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	2.290%	2,960	2,975
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.680%	53,869	53,574
Federal National Mortgage Association
08/01/2034	5.500%	64,668	76,286
10/01/2040- 07/01/2041	4.500%	3,664,409	4,113,105
08/01/2043- 02/01/2048	4.000%	22,353,069	24,582,056
06/01/2045	3.500%	2,518,978	2,688,453
CMO Series 2017-72 Class B
09/25/2047	3.000%	10,298,388	11,020,637
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	1,680,945	59,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	25

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.751%	3,863,974	845,566
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.001%	2,187,622	395,338
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.851%	1,786,865	373,573
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.851%	6,542,584	1,488,601
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.851%	15,969,276	3,637,269
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.001%	7,376,307	1,735,342
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.951%	7,175,474	1,536,785
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.001%	5,531,482	1,214,697
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.001%	12,500,829	2,584,671
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.051%	8,309,313	1,601,287
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.051%	7,569,186	1,245,700
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.001%	12,038,094	2,666,019
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.901%	31,919,830	6,804,277
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.901%	17,766,435	4,179,609
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.901%	15,884,505	3,452,113
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.250%	7,291	7,487
Government National Mortgage Association(p)
04/20/2048	4.500%	12,760,151	13,836,726
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,148,153	475,713
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.049%	11,981,955	3,626,637
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.049%	7,779,610	1,897,242
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.049%	11,303,393	2,730,720

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.049%	5,803,762	1,124,343
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.999%	7,380,814	1,544,297
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.049%	8,135,763	1,362,009
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.049%	8,587,459	1,902,594
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.099%	9,626,736	1,923,959
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.049%	8,126,764	1,629,077
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.999%	6,645,756	1,338,150
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.049%	18,704,993	4,038,655
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.999%	15,581,535	2,990,379
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.049%	8,627,180	1,728,519
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.049%	13,781,733	2,444,179
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.049%	9,141,544	1,677,929
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.849%	13,476,009	2,926,804
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.999%	10,152,195	2,063,144
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.999%	11,669,379	2,321,684
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.899%	11,478,648	2,139,527
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.999%	10,419,591	1,814,733
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.999%	16,305,667	2,911,892
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.894%	9,964,249	1,152,818
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.999%	14,409,548	2,502,169
Government National Mortgage Association TBA(c)
11/19/2050	2.500%	65,000,000	68,082,422

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	27

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
11/17/2035- 12/14/2050	2.500%	167,000,000	173,725,059
11/17/2035- 12/14/2050	3.000%	164,500,000	172,005,356
12/14/2050	2.000%	90,000,000	92,629,687
12/14/2050	3.500%	42,000,000	44,373,164
12/14/2050	4.000%	26,000,000	27,792,578
12/14/2050	4.500%	35,500,000	38,396,162
Total Residential Mortgage-Backed Securities - Agency (Cost $757,811,264)			777,406,899

Residential Mortgage-Backed Securities - Non-Agency 29.1%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	7,387,086	7,375,646
American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	193	117
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,882,924
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	705,103	701,868
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	3,254,487	3,352,692
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.143%	934,487	934,304
Bayview Opportunity Master Fund IIIb Trust(a),(g)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,076,016	1,077,802
Bayview Opportunity Master Fund IVa Trust(a),(e),(g)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	6,299,983	6,420,653
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	2,376,098	2,368,789
Bayview Opportunity Master Fund V Trust(a),(g)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	4,164,424	4,166,633
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.499%	2,878,794	2,873,008
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.749%	4,850,770	4,793,013
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.449%	493,473	493,395
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.899%	6,630,401	6,622,885
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.149%	5,250,000	5,184,451
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.249%	1,500,000	1,433,292
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.249%	785,003	782,007
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.749%	12,700,000	12,459,785
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.649%	3,727,000	3,633,960
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.348%	6,380,000	6,379,105
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.549%	1,115,877	1,113,553
Bellemeade Re Ltd.(a),(b),(c)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.998%	3,000,000	2,999,765
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.848%	6,900,000	6,896,437
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	2,616,010	2,660,016
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,201,951	1,212,575

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,632,131
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	4,032,741	4,070,626
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.899%	6,600,000	6,343,434
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	7,682,675	7,924,052
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.225%	8,379,277	8,223,813
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-12 Class 3A1
10/25/2035	3.686%	834,232	835,846
CMO Series 2014-C Class A
02/25/2054	3.250%	187,535	187,765
CMO Series 2015-A Class A4
06/25/2058	4.250%	579,673	617,968
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	2,787,426	28,102
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,635,878
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	1,850,000	1,903,056
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.299%	8,246,644	7,429,944
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2011-12R Class 3A1
07/27/2036	2.666%	15,303	15,281
CSMC Ltd.(a)
CMO Subordinated Series 2020-BPL2 Class A1
03/25/2026	3.453%	4,905,501	4,905,610
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	8,381,944	8,505,603
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.503%	19,577,481	19,572,729
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	5,000,000	5,159,230
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	513,830
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	428,367
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	3,040,088
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.849%	1,376,515	1,355,469
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.599%	15,300,000	14,702,887
Eagle RE Ltd.(a),(b)
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% 10/25/2030	4.148%	2,500,000	2,501,391
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.500% 10/25/2030	4.648%	5,750,000	5,749,977
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	1,385,152	1,434,336
CMO Series 2018-1 Class A3
10/25/2058	4.394%	1,567,531	1,603,315
CMO Series 2019-1 Class A3
06/25/2059	3.241%	4,639,926	4,747,132
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,492,945
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.899%	7,625,000	7,818,710
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.302%	4,450,000	4,473,136
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	24,371,000	24,557,211
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	4,836,000	4,721,358

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	29

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.899%	10,200,000	10,304,030
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.149%	5,900,000	5,921,124
GCAT LLC(a),(g)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	1,869,125	1,831,493
CMO Series 2020-1 Class A1
01/26/2060	2.981%	4,411,294	4,373,320
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	2,200,691	2,265,252
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,206,897	3,261,840
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.049%	7,100,000	7,064,173
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.294%	11,550,000	11,551,603
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	8,700,000	8,699,992
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	189,218	189,689
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	3,895,190	3,926,285
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	1,333,058	1,328,309
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	3,878,063	3,894,872
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	4.589%	5,186,354	5,204,977
MFA Trust(a),(g)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,766,403
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	2,538,909	2,280,613
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,437,157	5,122,000
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,174,863	2,124,978
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	3,849,706	3,849,315
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	18,704,331	18,690,295
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	3,232,893	3,241,525
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,080,260	5,057,565
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	3,429,072	3,428,941
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	4,898,674	4,872,471
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.699%	1,032,766	1,024,365
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.549%	116,746	116,625
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.099%	5,000,000	4,914,833
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.149%	530,105	529,510
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.743%	8,600,000	8,589,781
OMSR(a),(d),(e)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	4,579,523	4,258,957
OSAT Trust(a),(g)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	6,960,384	7,006,306

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.152%	7,077,188	6,313,357
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.902%	6,155,322	5,518,384
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.999%	26,000,000	25,408,591
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.799%	38,450,000	37,134,379
Preston Ridge Partners LLC(a),(c),(g)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	3,350,000	3,349,940
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	5,000,000	4,921,114
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	4,099,559	4,098,065
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	3,510,470	3,535,131
Pretium Mortgage Credit Partners I LLC(a),(g),(m)
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	7,600,000	7,600,000
PRPM LLC(a),(g)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	2,575,857	2,585,572
CMO Series 2020-1A Class A1
02/25/2025	2.981%	24,612,834	24,642,417
CMO Series 2020-2 Class A1
08/25/2025	3.671%	9,752,241	9,750,182
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.899%	12,000,000	11,867,767
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.599%	7,700,000	7,375,393
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	2,435,007	2,594,873
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a),(g)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	13,156,117	13,156,875
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,677,300	2,723,043
CMO Series 2019-3 Class A3
09/25/2059	3.044%	1,138,239	1,135,413
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	5,193,945	5,188,118
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,811,580
Stonnington Mortgage Trust(a),(d),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	5.500%	10,900,394	10,900,394
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	9,564,101	9,575,699
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,451,666
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2030	4.047%	9,225,000	9,219,189
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,516,138	1,515,243
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(g)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	7,841,270	7,841,263
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	6,000,000	5,949,275
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	5,288,109	5,277,899
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	5,727,245	5,734,765
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	2,600,000	2,577,319
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	2,049,453	2,052,671
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	6,475,640	6,488,008

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	31

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NPL2 Class A1B
02/25/2050	3.672%	5,750,000	5,673,378
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	4,583,769	4,581,948
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	5,800,000	5,695,758
Verus Securitization Trust(a),(g)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,024,224	2,050,536
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,792,222	3,803,621
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	4,046,132
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	10,704,955	10,704,044
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,882,267
Visio Trust(a),(g)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	3,891,127	3,948,008
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,087,791	3,143,517
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $694,416,854)			706,464,131

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(q)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.647%	120,331	118,500
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.897%	32,969	32,310
Total			150,810
Food and Beverage 0.0%
BellRing Brands LLC(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	96,250	96,467
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(q)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.898%	25,000	24,656
Total			121,123
Technology 0.0%
Ascend Learning LLC(b),(q)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	57,901	56,538
Epicore Software Corp.(b),(q)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	106,000	108,253
Informatica LLC(q)
2nd Lien Term Loan
02/25/2025	7.125%	162,000	164,025
Project Alpha Intermediate Holding, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	97,960	96,123
Total			424,939
Total Senior Loans (Cost $693,204)			696,872

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,627,401
08/15/2048	3.000%	4,590,000	6,056,649
Total U.S. Treasury Obligations (Cost $11,354,670)			13,684,050

Options Purchased Puts 0.2%
Value ($)
(Cost $3,919,920)	4,582,674

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(r),(s)	142,410,750	142,396,509
Total Money Market Funds (Cost $142,379,212)		142,396,509
Total Investments in Securities (Cost: $3,043,021,633)		3,081,994,266
Other Assets & Liabilities, Net		(655,219,169)
Net Assets		2,426,775,097
At October 31, 2020, securities and/or cash totaling $28,240,699 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,790,000 EUR	11,463,747 USD	UBS	11/24/2020	56,549	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	217	12/2020	EUR	32,461,030	—	(3,616)
Long Gilt	326	12/2020	GBP	44,231,680	—	(286,521)
U.S. Treasury 2-Year Note	659	12/2020	USD	145,536,031	—	(42,374)
U.S. Treasury 5-Year Note	961	12/2020	USD	120,703,102	—	(323,397)
U.S. Ultra Treasury Bond	355	12/2020	USD	76,325,000	—	(3,633,913)
Total					—	(4,289,821)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(288)	12/2020	EUR	(50,731,200)	—	(911,718)
U.S. Treasury 10-Year Note	(67)	12/2020	USD	(9,260,656)	23,530	—
Total					23,530	(911,718)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	140,000,000	140,000,000	1.00	09/30/2021	2,436,000	3,255,042
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	183,200,000	183,200,000	1.00	12/29/2020	1,483,920	1,327,632
Total							3,919,920	4,582,674

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	33

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,837,496	(4,000)	344,829	—	1,488,667	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	347,193	(850)	61,693	—	284,650	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	229,687	(500)	61,659	—	167,528	—
Total							2,414,376	(5,350)	468,181	—	1,940,845	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.860	USD	4,000,000	(918,749)	2,000	—	(923,974)	7,225	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.860	USD	3,500,000	(803,904)	1,750	—	(757,471)	—	(44,683)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	6.735	USD	4,350,000	(888,404)	2,175	—	(1,200,147)	313,918	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.860	USD	5,000,000	(1,148,435)	0	—	(1,143,771)	—	(4,664)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.860	USD	5,000,000	(1,148,435)	2,500	—	(886,004)	—	(259,931)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.860	USD	5,000,000	(1,148,435)	2,500	—	(853,168)	—	(292,767)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.860	USD	9,200,000	(2,113,120)	4,600	—	(1,802,795)	—	(305,725)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.860	USD	12,000,000	(2,756,244)	6,000	—	(1,981,474)	—	(768,770)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	6.735	USD	3,000,000	(612,693)	1,500	—	(466,739)	—	(144,454)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.860	USD	7,000,000	(1,607,809)	3,500	—	(1,596,675)	—	(7,634)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.860	USD	3,000,000	(689,062)	1,500	—	(602,725)	—	(84,837)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.860	USD	5,000,000	(1,148,435)	2,500	—	(1,035,148)	—	(110,787)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.860	USD	7,000,000	(1,607,809)	3,500	—	(1,194,435)	—	(409,874)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	6.735	USD	3,500,000	(714,809)	1,750	—	(537,695)	—	(175,364)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	6.509	USD	3,500,000	(737,478)	1,458	—	(547,192)	—	(188,828)
Total								(18,043,821)	37,233	—	(15,529,413)	321,143	(2,798,318)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	3.972	USD	47,767,320	6,217,282	—	—	6,217,282	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $1,600,088,065, which represents 65.93% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $22,989,262, which represents 0.95% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $802,773, which represents 0.03% of total net assets.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	35

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	153,141,394	547,743,823	(558,443,380)	(45,328)	142,396,509	12,958	114,616	142,410,750
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	415,806,225	25,892,476	441,698,701
Commercial Mortgage-Backed Securities - Agency	—	37,415,678	—	37,415,678
Commercial Mortgage-Backed Securities - Non-Agency	—	194,186,344	5,462,654	199,648,998
Common Stocks
Financials	95,239	—	—	95,239
Industrials	50,553	—	—	50,553
Total Common Stocks	145,792	—	—	145,792
Corporate Bonds & Notes	—	661,426,815	41,069	661,467,884
Foreign Government Obligations	—	95,214,202	—	95,214,202
Municipal Bonds	—	1,171,876	—	1,171,876
Residential Mortgage-Backed Securities - Agency	—	777,406,899	—	777,406,899
Residential Mortgage-Backed Securities - Non-Agency	—	684,884,010	21,580,121	706,464,131
Senior Loans	—	696,872	—	696,872
U.S. Treasury Obligations	13,684,050	—	—	13,684,050
Options Purchased Puts	—	4,582,674	—	4,582,674
Money Market Funds	142,396,509	—	—	142,396,509
Total Investments in Securities	156,226,351	2,872,791,595	52,976,320	3,081,994,266
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	56,549	—	56,549
Futures Contracts	23,530	—	—	23,530
Swap Contracts	—	8,479,270	—	8,479,270
Liability
Futures Contracts	(5,201,539)	—	—	(5,201,539)
Swap Contracts	—	(2,798,318)	—	(2,798,318)
Total	151,048,342	2,878,529,096	52,976,320	3,082,553,758
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2020 ($)
Asset-Backed Securities — Non-Agency	14,011,675	153,632	(4,013,500)	4,700,130	22,838,113	(11,797,574)	—	—	25,892,476
Commercial Mortgage-Backed Securities — Non-Agency	—	—	—	—	5,462,654	—	—	—	5,462,654
Common Stocks	—	—	—	—	—	—	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	37

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Balance as of 04/30/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2020 ($)
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	16,363,730	227,457	3,000	728,097	23,462,472	(2,841,394)	—	(16,363,241)	21,580,121
Total	30,416,474	381,089	(4,010,500)	5,428,227	51,763,239	(14,638,968)	—	(16,363,241)	52,976,320
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2020 was $1,672,406, which is comprised of Asset-Backed Securities — Non-Agency of $944,309 and Residential Mortgage-Backed Securities — Non-Agency of $728,097.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,896,722,501)	$2,935,015,083
Affiliated issuers (cost $142,379,212)	142,396,509
Options purchased (cost $3,919,920)	4,582,674
Foreign currency (cost $447,820)	442,109
Cash collateral held at broker for:
Swap contracts	11,443,000
TBA	1,148,000
Margin deposits on:
Swap contracts	5,335,989
Unrealized appreciation on forward foreign currency exchange contracts	56,549
Unrealized appreciation on swap contracts	2,261,988
Upfront payments on swap contracts	468,181
Receivable for:
Investments sold	3,298,910
Investments sold on a delayed delivery basis	487,955,016
Capital shares sold	6,143,257
Dividends	13,623
Interest	11,875,117
Foreign tax reclaims	94,204
Variation margin for futures contracts	66,230
Expense reimbursement due from Investment Manager	8,487
Prepaid expenses	10,882
Trustees’ deferred compensation plan	332,221
Other assets	47,343
Total assets	3,612,995,372
Liabilities
Due to custodian	399,565
Unrealized depreciation on swap contracts	2,798,318
Upfront receipts on swap contracts	15,529,413
Payable for:
Investments purchased	1,781,390
Investments purchased on a delayed delivery basis	1,156,632,058
Capital shares purchased	2,501,314
Distributions to shareholders	5,404,623
Variation margin for futures contracts	450,693
Variation margin for swap contracts	107,294
Management services fees	32,013
Distribution and/or service fees	5,909
Transfer agent fees	187,395
Compensation of board members	173
Compensation of chief compliance officer	63
Other expenses	57,833
Trustees’ deferred compensation plan	332,221
Total liabilities	1,186,220,275
Net assets applicable to outstanding capital stock	$2,426,775,097
Represented by
Paid in capital	2,274,560,321
Total distributable earnings (loss)	152,214,776
Total - representing net assets applicable to outstanding capital stock	$2,426,775,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	39

Statement of Assets and Liabilities  (continued)
October 31, 2020 (Unaudited)
Class A
Net assets	$764,023,541
Shares outstanding	19,458,505
Net asset value per share	$39.26
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$40.47
Advisor Class
Net assets	$117,522,989
Shares outstanding	2,996,529
Net asset value per share	$39.22
Class C
Net assets	$23,861,992
Shares outstanding	607,609
Net asset value per share	$39.27
Institutional Class
Net assets	$859,877,892
Shares outstanding	21,886,495
Net asset value per share	$39.29
Institutional 2 Class
Net assets	$104,428,390
Shares outstanding	2,663,105
Net asset value per share	$39.21
Institutional 3 Class
Net assets	$553,895,851
Shares outstanding	14,096,826
Net asset value per share	$39.29
Class R
Net assets	$3,164,442
Shares outstanding	80,561
Net asset value per share	$39.28
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$104,092
Dividends — affiliated issuers	114,616
Interest	41,447,263
Total income	41,665,971
Expenses:
Management services fees	5,540,451
Distribution and/or service fees
Class A	925,907
Class C	109,363
Class R	7,291
Transfer agent fees
Class A	448,964
Advisor Class	64,190
Class C	13,256
Institutional Class	468,279
Institutional 2 Class	25,974
Institutional 3 Class	20,434
Class R	1,767
Compensation of board members	27,585
Custodian fees	22,803
Printing and postage fees	71,803
Registration fees	77,596
Audit fees	24,818
Legal fees	28,995
Interest on collateral	1,337
Compensation of chief compliance officer	384
Other	25,105
Total expenses	7,906,302
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,618,879)
Fees waived by transfer agent
Institutional 2 Class	(1,099)
Institutional 3 Class	(6,050)
Expense reduction	(1,460)
Total net expenses	6,278,814
Net investment income	35,387,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	41

Statement of Operations  (continued)
Six Months Ended October 31, 2020 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$20,512,278
Investments — affiliated issuers	12,958
Foreign currency translations	47,445
Forward foreign currency exchange contracts	(640,921)
Futures contracts	22,393,702
Options purchased	10,626,895
Options contracts written	(11,499,812)
Swap contracts	10,210,599
Net realized gain	51,663,144
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	100,400,647
Investments — affiliated issuers	(45,328)
Foreign currency translations	(3,356)
Forward foreign currency exchange contracts	48,562
Futures contracts	(25,574,488)
Options purchased	(10,192,285)
Options contracts written	11,923,709
Swap contracts	(920,679)
Net change in unrealized appreciation (depreciation)	75,636,782
Net realized and unrealized gain	127,299,926
Net increase in net assets resulting from operations	$162,687,083
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Total Return Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$35,387,157	$66,452,203
Net realized gain	51,663,144	74,814,790
Net change in unrealized appreciation (depreciation)	75,636,782	(10,186,369)
Net increase in net assets resulting from operations	162,687,083	131,080,624
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,231,002)	(28,374,404)
Advisor Class	(1,456,545)	(917,325)
Class C	(190,096)	(640,789)
Institutional Class	(10,613,974)	(41,089,999)
Institutional 2 Class	(1,262,584)	(3,504,299)
Institutional 3 Class	(7,854,493)	(13,042,685)
Class R	(32,777)	(104,586)
Total distributions to shareholders	(30,641,471)	(87,674,087)
Increase in net assets from capital stock activity	163,171,964	82,546,076
Total increase in net assets	295,217,576	125,952,613
Net assets at beginning of period	2,131,557,521	2,005,604,908
Net assets at end of period	$2,426,775,097	$2,131,557,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	43

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares(a)	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,643,952	64,221,096	2,345,539	86,976,261
Distributions reinvested	229,907	8,977,747	744,497	27,620,705
Redemptions	(1,217,110)	(47,450,100)	(3,116,740)	(115,432,974)
Net increase (decrease)	656,749	25,748,743	(26,704)	(836,008)
Advisor Class
Subscriptions	801,004	31,126,082	2,406,090	85,975,933
Distributions reinvested	37,256	1,453,829	24,570	910,428
Redemptions	(371,102)	(14,362,651)	(323,674)	(11,962,911)
Net increase	467,158	18,217,260	2,106,986	74,923,450
Class C
Subscriptions	163,289	6,392,421	224,758	8,337,832
Distributions reinvested	4,624	180,610	15,935	590,791
Redemptions	(120,214)	(4,694,785)	(203,152)	(7,516,746)
Net increase	47,699	1,878,246	37,541	1,411,877
Institutional Class
Subscriptions	4,705,307	184,488,509	10,344,142	383,685,986
Distributions reinvested	257,724	10,068,824	825,354	30,636,564
Redemptions	(2,291,411)	(89,086,651)	(18,175,251)	(673,225,244)
Net increase (decrease)	2,671,620	105,470,682	(7,005,755)	(258,902,694)
Institutional 2 Class
Subscriptions	727,367	28,658,300	715,018	26,394,160
Distributions reinvested	32,301	1,259,760	94,125	3,488,347
Redemptions	(380,373)	(14,633,213)	(740,904)	(27,273,521)
Net increase	379,295	15,284,847	68,239	2,608,986
Institutional 3 Class
Subscriptions	1,028,599	39,908,515	8,427,884	313,169,178
Distributions reinvested	117,277	4,582,392	310,071	11,513,793
Redemptions	(1,252,486)	(48,422,634)	(1,664,749)	(61,415,937)
Net increase (decrease)	(106,610)	(3,931,727)	7,073,206	263,267,034
Class R
Subscriptions	20,380	793,400	29,523	1,094,241
Distributions reinvested	823	32,149	2,796	103,775
Redemptions	(8,286)	(321,636)	(30,405)	(1,124,585)
Net increase	12,917	503,913	1,914	73,431
Total net increase	4,128,828	163,171,964	2,255,427	82,546,076

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Total Return Bond Fund | Semiannual Report 2020

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Columbia Total Return Bond Fund | Semiannual Report 2020	45

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.96	0.56	2.22	2.78	(0.48)	—	—	(0.48)
Year Ended 4/30/2020	$36.19	1.12	1.17	2.29	(1.04)	(0.48)	—	(1.52)
Year Ended 4/30/2019	$35.33	1.12	0.74	1.86	(1.00)	—	—	(1.00)
Year Ended 4/30/2018	$36.14	0.92	(0.85)	0.07	(0.84)	—	(0.04)	(0.88)
Year Ended 4/30/2017	$36.78	1.00	(0.16)	0.84	(0.92)	(0.56)	—	(1.48)
Year Ended 4/30/2016	$37.01	0.88	0.01(h)	0.89	(0.68)	(0.44)	—	(1.12)
Advisor Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.91	0.61	2.23	2.84	(0.53)	—	—	(0.53)
Year Ended 4/30/2020	$36.16	1.20	1.15	2.35	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.29	1.24	0.75	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.09	1.00	(0.84)	0.16	(0.92)	—	(0.04)	(0.96)
Year Ended 4/30/2017	$36.73	1.04	(0.08)	0.96	(1.04)	(0.56)	—	(1.60)
Year Ended 4/30/2016	$36.96	0.96	0.01(h)	0.97	(0.76)	(0.44)	—	(1.20)
Class C(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.96	0.42	2.23	2.65	(0.34)	—	—	(0.34)
Year Ended 4/30/2020	$36.19	0.84	1.17	2.01	(0.76)	(0.48)	—	(1.24)
Year Ended 4/30/2019	$35.33	0.84	0.78	1.62	(0.76)	—	—	(0.76)
Year Ended 4/30/2018	$36.15	0.64	(0.86)	(0.22)	(0.56)	—	(0.04)	(0.60)
Year Ended 4/30/2017	$36.78	0.72	(0.15)	0.57	(0.64)	(0.56)	—	(1.20)
Year Ended 4/30/2016	$37.01	0.60	0.01(h)	0.61	(0.40)	(0.44)	—	(0.84)
Institutional Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.98	0.61	2.23	2.84	(0.53)	—	—	(0.53)
Year Ended 4/30/2020	$36.21	1.24	1.13	2.37	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.34	1.20	0.79	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.16	1.00	(0.86)	0.14	(0.92)	—	(0.04)	(0.96)
Year Ended 4/30/2017	$36.79	1.08	(0.11)	0.97	(1.04)	(0.56)	—	(1.60)
Year Ended 4/30/2016	$37.02	0.96	0.01(h)	0.97	(0.76)	(0.44)	—	(1.20)
Institutional 2 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.91	0.63	2.21	2.84	(0.54)	—	—	(0.54)
Year Ended 4/30/2020	$36.15	1.24	1.16	2.40	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.29	1.28	0.70	1.98	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.11	1.04	(0.86)	0.18	(0.96)	—	(0.04)	(1.00)
Year Ended 4/30/2017	$36.74	1.08	(0.11)	0.97	(1.04)	(0.56)	—	(1.60)
Year Ended 4/30/2016	$36.97	1.00	0.01(h)	1.01	(0.80)	(0.44)	—	(1.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Total Return Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.26	7.55%	0.88%(d),(e)	0.74%(d),(e),(f)	2.90%(d)	175%	$764,024
Year Ended 4/30/2020	$36.96	6.34%	0.90%(e)	0.74%(e),(f)	3.05%	272%	$694,852
Year Ended 4/30/2019	$36.19	5.45%	0.91%(e)	0.86%(e),(f)	3.19%	262%	$681,416
Year Ended 4/30/2018	$35.33	0.08%	0.91%	0.86%(f)	2.51%	300%	$711,850
Year Ended 4/30/2017	$36.14	2.37%	0.89%(g)	0.84%(f),(g)	2.70%	379%	$820,441
Year Ended 4/30/2016	$36.78	2.58%	0.91%	0.86%(f)	2.39%	458%	$978,460
Advisor Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.22	7.69%	0.63%(d),(e)	0.49%(d),(e),(f)	3.16%(d)	175%	$117,523
Year Ended 4/30/2020	$36.91	6.61%	0.65%(e)	0.49%(e),(f)	3.32%	272%	$93,369
Year Ended 4/30/2019	$36.16	5.72%	0.66%(e)	0.61%(e),(f)	3.53%	262%	$15,272
Year Ended 4/30/2018	$35.29	0.44%	0.66%	0.61%(f)	2.72%	300%	$6,726
Year Ended 4/30/2017	$36.09	2.63%	0.63%(g)	0.59%(f),(g)	2.87%	379%	$18,057
Year Ended 4/30/2016	$36.73	2.72%	0.66%	0.61%(f)	2.65%	458%	$8,265
Class C(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.27	7.17%	1.63%(d),(e)	1.48%(d),(e),(f)	2.15%(d)	175%	$23,862
Year Ended 4/30/2020	$36.96	5.55%	1.65%(e)	1.50%(e),(f)	2.30%	272%	$20,696
Year Ended 4/30/2019	$36.19	4.66%	1.66%(e)	1.61%(e),(f)	2.37%	262%	$18,905
Year Ended 4/30/2018	$35.33	(0.67%)	1.66%	1.61%(f)	1.75%	300%	$38,975
Year Ended 4/30/2017	$36.15	1.61%	1.64%(g)	1.59%(f),(g)	1.95%	379%	$49,380
Year Ended 4/30/2016	$36.78	1.81%	1.66%	1.61%(f)	1.65%	458%	$55,975
Institutional Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.29	7.76%	0.63%(d),(e)	0.49%(d),(e),(f)	3.16%(d)	175%	$859,878
Year Ended 4/30/2020	$36.98	6.61%	0.65%(e)	0.49%(e),(f)	3.30%	272%	$710,558
Year Ended 4/30/2019	$36.21	5.60%	0.66%(e)	0.61%(e),(f)	3.42%	262%	$949,377
Year Ended 4/30/2018	$35.34	0.44%	0.66%	0.61%(f)	2.76%	300%	$1,037,101
Year Ended 4/30/2017	$36.16	2.63%	0.64%(g)	0.59%(f),(g)	2.94%	379%	$1,083,917
Year Ended 4/30/2016	$36.79	2.72%	0.66%	0.61%(f)	2.64%	458%	$1,078,815
Institutional 2 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.21	7.70%	0.57%(d),(e)	0.42%(d),(e)	3.23%(d)	175%	$104,428
Year Ended 4/30/2020	$36.91	6.69%	0.57%(e)	0.42%(e)	3.38%	272%	$84,295
Year Ended 4/30/2019	$36.15	5.81%	0.58%(e)	0.53%(e)	3.64%	262%	$80,083
Year Ended 4/30/2018	$35.29	0.38%	0.58%	0.55%	2.82%	300%	$31,099
Year Ended 4/30/2017	$36.11	2.79%	0.54%(g)	0.54%(g)	2.99%	379%	$27,782
Year Ended 4/30/2016	$36.74	2.80%	0.55%	0.54%	2.73%	458%	$22,621
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	47

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.98	0.64	2.23	2.87	(0.56)	—	—	(0.56)
Year Ended 4/30/2020	$36.21	1.24	1.17	2.41	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.35	1.28	0.74	2.02	(1.16)	—	—	(1.16)
Year Ended 4/30/2018	$36.16	1.04	(0.85)	0.19	(0.96)	—	(0.04)	(1.00)
Year Ended 4/30/2017	$36.81	0.96	0.03(h)	0.99	(1.08)	(0.56)	—	(1.64)
Year Ended 4/30/2016	$37.04	1.00	0.01(h)	1.01	(0.80)	(0.44)	—	(1.24)
Class R(c)
Six Months Ended 10/31/2020 (Unaudited)	$36.97	0.52	2.23	2.75	(0.44)	—	—	(0.44)
Year Ended 4/30/2020	$36.20	1.04	1.17	2.21	(0.96)	(0.48)	—	(1.44)
Year Ended 4/30/2019	$35.33	1.04	0.75	1.79	(0.92)	—	—	(0.92)
Year Ended 4/30/2018	$36.15	0.80	(0.82)	(0.02)	(0.76)	—	(0.04)	(0.80)
Year Ended 4/30/2017	$36.78	0.88	(0.11)	0.77	(0.84)	(0.56)	—	(1.40)
Year Ended 4/30/2016	$37.02	0.76	0.04(h)	0.80	(0.60)	(0.44)	—	(1.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
04/30/2017	0.02%	0.02%	0.02%	0.02%	0.02%	0.01%	0.02%

(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Total Return Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.29	7.71%	0.52%(d),(e)	0.37%(d),(e)	3.26%(d)	175%	$553,896
Year Ended 4/30/2020	$36.98	6.86%	0.53%(e)	0.37%(e)	3.42%	272%	$525,287
Year Ended 4/30/2019	$36.21	5.73%	0.53%(e)	0.49%(e)	3.56%	262%	$258,172
Year Ended 4/30/2018	$35.35	0.55%	0.52%	0.50%	2.85%	300%	$272,332
Year Ended 4/30/2017	$36.16	2.74%	0.50%(g)	0.50%(g)	2.70%	379%	$445,184
Year Ended 4/30/2016	$36.81	2.85%	0.50%	0.49%	2.77%	458%	$18,086
Class R(c)
Six Months Ended 10/31/2020 (Unaudited)	$39.28	7.47%	1.13%(d),(e)	0.99%(d),(e),(f)	2.66%(d)	175%	$3,164
Year Ended 4/30/2020	$36.97	6.08%	1.15%(e)	1.00%(e),(f)	2.79%	272%	$2,501
Year Ended 4/30/2019	$36.20	5.19%	1.16%(e)	1.11%(e),(f)	2.97%	262%	$2,380
Year Ended 4/30/2018	$35.33	(0.17%)	1.16%	1.11%(f)	2.24%	300%	$1,637
Year Ended 4/30/2017	$36.15	2.12%	1.14%(g)	1.09%(f),(g)	2.43%	379%	$2,284
Year Ended 4/30/2016	$36.78	2.21%	1.16%	1.11%(f)	2.13%	458%	$2,407
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2020	49

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the “Reverse Stock Split”). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
50	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Total Return Bond Fund | Semiannual Report 2020	51

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
52	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the
Columbia Total Return Bond Fund | Semiannual Report 2020	53

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other
54	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Total Return Bond Fund | Semiannual Report 2020	55

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	8,479,270*
Credit risk	Upfront payments on swap contracts	468,181
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	56,549
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	23,530*
Interest rate risk	Investments, at value — Options purchased	4,582,674
Total		13,610,204

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,798,318*
Credit risk	Upfront receipts on swap contracts	15,529,413
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,201,539*
Total		23,529,270

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
56	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	8,468,151	8,468,151
Foreign exchange risk	(640,921)	—	—	—	—	(640,921)
Interest rate risk	—	22,393,702	(11,499,812)	10,626,895	1,742,448	23,263,233
Total	(640,921)	22,393,702	(11,499,812)	10,626,895	10,210,599	31,090,463

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(175,527)	(175,527)
Foreign exchange risk	48,562	—	—	—	—	48,562
Interest rate risk	—	(25,574,488)	11,923,709	(10,192,285)	(745,152)	(24,588,216)
Total	48,562	(25,574,488)	11,923,709	(10,192,285)	(920,679)	(24,715,181)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	476,511,741
Futures contracts — short	137,068,185
Credit default swap contracts — buy protection	10,700,000
Credit default swap contracts — sell protection	163,765,360

Derivative instrument	Average value ($)*
Options contracts — purchased	2,533,445

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	28,275	(100,780)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2020.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Columbia Total Return Bond Fund | Semiannual Report 2020	57

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
58	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2020:
	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	-	-	-	56,549	56,549
Options purchased puts	3,255,042	-	-	1,327,632	-	-	4,582,674
OTC credit default swap contracts (b)	-	321,143	2,179,839	229,187	-	-	2,730,169
Total assets	3,255,042	321,143	2,179,839	1,556,819	-	56,549	7,369,392
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	107,294	-	107,294
OTC credit default swap contracts (b)	-	2,926,275	8,910,262	6,491,194	-	-	18,327,731
Total liabilities	-	2,926,275	8,910,262	6,491,194	107,294	-	18,435,025
Total financial and derivative net assets	3,255,042	(2,605,132)	(6,730,423)	(4,934,375)	(107,294)	56,549	(11,065,633)
Total collateral received (pledged) (d)	2,908,000	(2,480,000)	(5,330,000)	(3,633,000)	(107,294)	-	(8,642,294)
Net amount (e)	347,042	(125,132)	(1,400,423)	(1,301,375)	-	56,549	(2,423,339)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Columbia Total Return Bond Fund | Semiannual Report 2020	59

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
60	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Total Return Bond Fund | Semiannual Report 2020	61

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2020 through August 31, 2021, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $1,460.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
62	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	275,914
Class C	—	1.00(b)	286

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.43	0.42
Institutional 3 Class	0.38	0.37
Class R	1.00	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2020 through August 31, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Total Return Bond Fund | Semiannual Report 2020	63

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,043,490,000	107,644,000	(68,112,000)	39,532,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,093,760,553 and $4,782,281,109, respectively, for the six months ended October 31, 2020, of which $4,187,003,386 and $4,128,790,328, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective
64	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Columbia Total Return Bond Fund | Semiannual Report 2020	65

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
66	Columbia Total Return Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 12.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 59.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Total Return Bond Fund | Semiannual Report 2020	67

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Total Return Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
68	Columbia Total Return Bond Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the forty-second, fifteenth and seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the third and second quintiles,
Columbia Total Return Bond Fund | Semiannual Report 2020	69

Board Consideration and Approval of Management
Agreement  (continued)

respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
70	Columbia Total Return Bond Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Total Return Bond Fund | Semiannual Report 2020	71

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Multi-Asset Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi-Asset Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Multi-Asset Income Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income, with a secondary objective of total return.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan). Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about February 5, 2021 (the Liquidation Date).
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	03/27/15	8.71	1.22	4.83	3.84
	Including sales charges		3.54	-3.56	3.82	2.94
Advisor Class		03/27/15	8.84	1.48	5.10	4.11
Class C	Excluding sales charges	03/27/15	8.30	0.46	4.05	3.06
	Including sales charges		7.30	-0.50	4.05	3.06
Institutional Class		03/27/15	8.72	1.47	5.09	4.10
Institutional 2 Class		03/27/15	8.74	1.51	5.14	4.14
Institutional 3 Class*		03/01/17	8.79	1.57	5.08	4.06
Blended Benchmark			6.06	8.25	7.36	6.70
Bloomberg Barclays U.S. Aggregate Bond Index			1.27	6.19	4.08	3.57
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large capitalization U.S. stocks and its frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2020)
Asset-Backed Securities — Non-Agency	1.6
Commercial Mortgage-Backed Securities - Non-Agency	2.2
Common Stocks	9.5
Convertible Bonds	0.1
Convertible Preferred Stocks	0.6
Corporate Bonds & Notes	22.4
Equity-Linked Notes	19.3
Exchange-Traded Equity Funds	2.4
Exchange-Traded Fixed Income Funds	13.0
Foreign Government Obligations	10.6
Money Market Funds	6.6
Residential Mortgage-Backed Securities - Agency	0.5
Residential Mortgage-Backed Securities - Non-Agency	7.6
Senior Loans	0.2
U.S. Treasury Obligations	3.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.10	1,020.51	4.76	4.61	0.91
Advisor Class	1,000.00	1,000.00	1,088.40	1,021.76	3.46	3.35	0.66
Class C	1,000.00	1,000.00	1,083.00	1,016.75	8.67	8.39	1.66
Institutional Class	1,000.00	1,000.00	1,087.20	1,021.76	3.45	3.35	0.66
Institutional 2 Class	1,000.00	1,000.00	1,087.40	1,021.91	3.30	3.19	0.63
Institutional 3 Class	1,000.00	1,000.00	1,087.90	1,022.26	2.93	2.84	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	96,796	97,154
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	300,000	295,661
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	270,846	272,917
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	206,000	208,086
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.886%	500,000	398,367
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.668%	500,000	481,443
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%	455,035	454,170
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	58,840	58,823
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	145,629	145,617
Total Asset-Backed Securities — Non-Agency (Cost $2,536,973)			2,412,238

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	300,000	272,204
BX Trust(a),(c)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	500,000	476,346
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.869%	400,000	345,871
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	460,000	353,456
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	250,000	158,668
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	100,000	87,677
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.148%	250,000	250,313
Olympic Tower Mortgage Trust(a),(c)
Subordinated Series 2017-OT Class D
05/10/2039	3.945%	200,000	189,802
Progress Residential Trust(a)
Series 2019-SFR3 Class F
09/17/2036	3.867%	300,000	305,832
Series 2020-SFR1 Class E
04/17/2037	3.032%	100,000	101,485
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	150,000	153,940
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.248%	250,000	233,727
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.899%	400,000	389,041
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,466,466)			3,318,362

Common Stocks 9.3%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	9,400	253,988
Verizon Communications, Inc.	6,400	364,736
Total		618,724
Media 0.0%
Comcast Corp., Class A	1,500	63,360
Total Communication Services		682,084
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Hotels, Restaurants & Leisure 0.1%
Extended Stay America, Inc.	3,800	43,130
Wyndham Destinations, Inc.	1,700	55,471
Total		98,601
Household Durables 0.0%
Newell Brands, Inc.	3,500	61,810
Multiline Retail 0.1%
Target Corp.	800	121,776
Specialty Retail 0.1%
Home Depot, Inc. (The)	400	106,684
Total Consumer Discretionary		388,871
Consumer Staples 0.8%
Beverages 0.3%
Coca-Cola Co. (The)	4,200	201,852
PepsiCo, Inc.	2,100	279,909
Total		481,761
Food Products 0.1%
General Mills, Inc.	1,300	76,856
JM Smucker Co. (The)	500	56,100
Kraft Heinz Co. (The)	2,300	70,357
Total		203,313
Household Products 0.2%
Kimberly-Clark Corp.	700	92,813
Procter & Gamble Co. (The)	850	116,535
Total		209,348
Tobacco 0.2%
Altria Group, Inc.	3,100	111,848
Philip Morris International, Inc.	2,800	198,856
Total		310,704
Total Consumer Staples		1,205,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.4%
Oil, Gas & Consumable Fuels 0.4%
Chevron Corp.	4,200	291,900
ConocoPhillips Co.	1,400	40,068
Exxon Mobil Corp.	3,800	123,956
Valero Energy Corp.	1,900	73,359
Williams Companies, Inc. (The)	5,200	99,788
Total		629,071
Total Energy		629,071
Financials 1.0%
Banks 0.7%
Citigroup, Inc.	3,700	153,254
JPMorgan Chase & Co.	4,900	480,396
KeyCorp	6,500	84,370
PNC Financial Services Group, Inc. (The)	1,050	117,474
Truist Financial Corp.	2,000	84,240
U.S. Bancorp	3,000	116,850
Total		1,036,584
Capital Markets 0.1%
Ares Capital Corp.	3,700	51,171
Morgan Stanley	2,700	130,005
Total		181,176
Insurance 0.2%
Hartford Financial Services Group, Inc. (The)	1,300	50,076
MetLife, Inc.	2,800	105,980
Principal Financial Group, Inc.	1,900	74,518
Travelers Companies, Inc. (The)	700	84,497
Total		315,071
Total Financials		1,532,831
Health Care 1.0%
Biotechnology 0.3%
AbbVie, Inc.	3,400	289,340
Amgen, Inc.	900	195,246
Total		484,586

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	3,600	210,420
Eli Lilly and Co.	750	97,845
Johnson & Johnson	3,600	493,596
Merck & Co., Inc.	2,000	150,420
Pfizer, Inc.	3,500	124,180
Total		1,076,461
Total Health Care		1,561,047
Industrials 0.4%
Aerospace & Defense 0.0%
Raytheon Technologies Corp.	1,300	70,616
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	1,200	188,532
Electrical Equipment 0.1%
Eaton Corp. PLC	900	93,411
Machinery 0.1%
Caterpillar, Inc.	950	149,197
Road & Rail 0.1%
Union Pacific Corp.	550	97,455
Total Industrials		599,211
Information Technology 0.8%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,500	269,250
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	2,500	79,925
IT Services 0.1%
International Business Machines Corp.	1,900	212,154
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.	700	244,741
Texas Instruments, Inc.	1,300	187,967
Total		432,708
Software 0.0%
NortonLifeLock, Inc.	3,800	78,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
HP, Inc.	4,200	75,432
Seagate Technology PLC	1,200	57,384
Total		132,816
Total Information Technology		1,205,019
Materials 0.1%
Chemicals 0.1%
Dow, Inc.	2,400	109,176
Metals & Mining 0.0%
Steel Dynamics, Inc.	1,800	56,664
Total Materials		165,840
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.9%
Agree Realty Corp.	800	49,656
Alexandria Real Estate Equities, Inc.	3,097	469,257
Americold Realty Trust	6,863	248,646
Armada Hoffler Properties, Inc.	2,413	21,741
Brandywine Realty Trust	5,498	48,162
Clipper Realty, Inc.	18,118	101,823
Coresite Realty Corp.	766	91,430
Crown Castle International Corp.	650	101,530
Digital Realty Trust, Inc.	2,106	303,896
Duke Realty Corp.	4,807	182,618
EastGroup Properties, Inc.	1,752	233,156
Federal Realty Investment Trust	1,502	103,308
Four Corners Property Trust, Inc.	10,096	255,833
Gaming and Leisure Properties, Inc.	5,900	214,465
GEO Group, Inc. (The)	5,248	46,497
Getty Realty Corp.	8,032	211,081
Gladstone Commercial Corp.	2,091	33,979
Healthcare Trust of America, Inc., Class A	4,641	112,776
Healthpeak Properties, Inc.	9,519	256,727
Highwoods Properties, Inc.	5,524	164,449
Industrial Logistics Properties Trust	2,072	39,741
Iron Mountain, Inc.	2,175	56,681
Lexington Realty Trust	15,727	156,169
Life Storage, Inc.	1,822	207,981
Medical Properties Trust, Inc.	23,115	411,909

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	1,085	126,544
Office Properties Income Trust	1,931	35,550
One Liberty Properties, Inc.	3,218	49,654
Physicians Realty Trust	5,861	98,816
Piedmont Office Realty Trust, Inc.	10,356	118,266
QTS Realty Trust Inc., Class A	900	55,359
Retail Properties of America, Inc., Class A	5,012	26,263
Sabra Health Care REIT, Inc.	8,344	109,807
Simon Property Group, Inc.	841	52,823
SL Green Realty Corp.	1,175	50,302
Spirit Realty Capital, Inc.	3,075	92,404
STAG Industrial, Inc.	10,883	338,679
STORE Capital Corp.	4,651	119,531
Sun Communities, Inc.	1,439	198,050
UDR, Inc.	3,064	95,719
Ventas, Inc.	2,102	82,966
Washington Real Estate Investment Trust	1,382	24,157
WP Carey, Inc.	2,259	141,436
Total		5,939,837
Total Real Estate		5,939,837
Utilities 0.2%
Electric Utilities 0.1%
Edison International	1,600	89,664
Pinnacle West Capital Corp.	1,000	81,570
Total		171,234
Multi-Utilities 0.1%
Ameren Corp.	1,400	113,568
NiSource, Inc.	3,200	73,504
Total		187,072
Total Utilities		358,306
Total Common Stocks (Cost $14,161,767)		14,267,243
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
AXA SA(a)
05/15/2021	7.250%	95,000	93,408
Total Convertible Bonds (Cost $93,768)			93,408

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	75	78,120
Total Communication Services			78,120
Consumer Discretionary 0.0%
Auto Components 0.0%
Aptiv PLC	5.500%	500	60,200
Total Consumer Discretionary			60,200
Financials 0.0%
Capital Markets 0.0%
KKR & Co., Inc.	6.000%	1,120	58,285
Total Financials			58,285
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	1,600	82,896
Boston Scientific Corp.	5.500%	700	72,191
Danaher Corp.	5.000%	70	92,789
Total			247,876
Total Health Care			247,876
Industrials 0.0%
Machinery 0.0%
Stanley Black & Decker, Inc.	5.250%	600	62,628
Total Industrials			62,628
Utilities 0.3%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.219%	2,200	108,130
Multi-Utilities 0.2%
Dominion Energy, Inc.	7.250%	800	82,595
DTE Energy Co.	6.250%	3,500	166,540
Total			249,135

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Water Utilities 0.0%
Essential Utilities, Inc.	6.000%	1,000	54,480
Total Utilities			411,745
Total Convertible Preferred Stocks (Cost $864,673)			918,854

Corporate Bonds & Notes 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	36,000	32,108
12/01/2024	7.500%	22,000	16,500
04/15/2027	7.875%	46,000	33,501
Moog, Inc.(a)
12/15/2027	4.250%	40,000	41,010
TransDigm, Inc.
05/15/2025	6.500%	85,000	84,969
06/15/2026	6.375%	145,000	144,494
03/15/2027	7.500%	34,000	35,124
TransDigm, Inc.(a)
12/15/2025	8.000%	68,000	73,629
03/15/2026	6.250%	269,000	280,516
Total			741,851
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	63,000	64,842
Automotive 0.6%
Clarios Global LP(a)
05/15/2025	6.750%	17,000	17,981
Ford Motor Co.
04/21/2023	8.500%	24,000	26,487
04/22/2025	9.000%	26,000	30,631
04/22/2030	9.625%	7,000	9,357
Ford Motor Credit Co. LLC
01/09/2022	3.219%	98,000	97,633
09/08/2024	3.664%	173,000	171,426
08/17/2027	4.125%	238,000	234,502
IAA Spinco, Inc.(a)
06/15/2027	5.500%	16,000	16,794
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	33,000	33,321
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	100,000	101,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	29,000	30,186
05/15/2027	8.500%	94,000	98,112
Total			867,871
Banking 0.0%
Ally Financial, Inc.
11/01/2031	8.000%	34,000	47,032
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	23,000	23,106
AG Issuer LLC(a)
03/01/2028	6.250%	22,000	21,561
NFP Corp.(a)
05/15/2025	7.000%	21,000	22,314
08/15/2028	6.875%	170,000	165,221
Total			232,202
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	86,000	89,341
01/15/2028	4.000%	101,000	102,703
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	149,000	146,203
11/15/2026	4.500%	46,000	47,221
Core & Main LP(a)
08/15/2025	6.125%	126,000	128,888
James Hardie International Finance DAC(a)
01/15/2025	4.750%	77,000	78,925
01/15/2028	5.000%	30,000	32,096
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	10,000	10,300
White Cap Buyer LLC(a)
10/15/2028	6.875%	30,000	30,753
Total			666,430
Cable and Satellite 1.7%
Cable One, Inc.(a),(e)
11/15/2030	4.000%	31,000	31,467
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	60,000	61,623
02/15/2026	5.750%	47,000	48,718
05/01/2026	5.500%	87,000	90,480
05/01/2027	5.125%	39,000	40,956
02/01/2028	5.000%	180,000	188,999
03/01/2030	4.750%	106,000	111,436
08/15/2030	4.500%	207,000	215,081
02/01/2031	4.250%	43,000	44,127

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
05/15/2026	5.500%	84,000	87,383
02/01/2028	5.375%	62,000	65,839
02/01/2029	6.500%	247,000	274,087
01/15/2030	5.750%	50,000	53,424
12/01/2030	4.125%	219,000	222,431
DISH DBS Corp.
11/15/2024	5.875%	21,000	21,135
07/01/2026	7.750%	193,000	204,677
07/01/2028	7.375%	45,000	45,287
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	54,000	54,285
09/15/2028	6.500%	78,000	80,402
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	35,000	36,093
07/15/2026	5.375%	57,000	59,382
08/01/2027	5.000%	6,000	6,282
07/01/2030	4.125%	77,000	79,161
Virgin Media Finance PLC(a)
07/15/2030	5.000%	118,000	117,411
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	30,000	32,068
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	26,000	26,744
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	90,325
Ziggo BV(a)
01/15/2027	5.500%	164,000	170,164
Total			2,559,467
Chemicals 0.9%
Alpha 2 BV(a),(d)
06/01/2023	8.750%	71,000	71,395
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	75,095
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	96,000	96,782
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	65,352
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	33,000	34,609
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	200,000	186,240
CF Industries, Inc.
03/15/2034	5.150%	23,000	26,981
Chemours Co. (The)
05/15/2023	6.625%	16,000	15,940
Element Solutions, Inc.(a)
09/01/2028	3.875%	97,000	95,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	30,000	30,517
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	9,000	9,626
INEOS Group Holdings SA(a)
08/01/2024	5.625%	95,000	96,347
Ingevity Corp.(a)
11/01/2028	3.875%	81,000	82,271
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	61,000	65,270
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	44,000	45,344
PQ Corp.(a)
12/15/2025	5.750%	80,000	82,540
SPCM SA(a)
09/15/2025	4.875%	44,000	45,398
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	143,000	150,870
WR Grace & Co.(a)
06/15/2027	4.875%	65,000	67,739
Total			1,344,075
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	77,740
Herc Holdings, Inc.(a)
07/15/2027	5.500%	69,000	70,945
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	82,183
United Rentals North America, Inc.
01/15/2028	4.875%	58,000	60,909
07/15/2030	4.000%	28,000	28,551
02/15/2031	3.875%	41,000	41,484
Total			361,812
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2022	7.875%	93,000	92,877
09/01/2023	7.625%	53,000	53,429
11/01/2024	8.500%	116,000	122,494
ASGN, Inc.(a)
05/15/2028	4.625%	67,000	68,919
Expedia Group, Inc.(a)
05/01/2025	6.250%	11,000	12,095
05/01/2025	7.000%	6,000	6,415
Frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	28,829

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	4,000	4,165
06/01/2028	4.625%	45,000	46,543
02/15/2029	5.625%	12,000	12,939
Staples, Inc.(a)
04/15/2026	7.500%	39,000	36,419
04/15/2027	10.750%	16,000	12,736
Uber Technologies, Inc.(a)
05/15/2025	7.500%	128,000	134,518
01/15/2028	6.250%	45,000	45,718
Total			678,096
Consumer Products 0.4%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	46,000	48,896
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	61,000	66,061
03/31/2029	4.375%	38,000	38,393
Mattel, Inc.(a)
12/31/2025	6.750%	43,000	45,162
12/15/2027	5.875%	62,000	67,347
Mattel, Inc.
11/01/2041	5.450%	15,000	15,126
Newell Brands, Inc.
06/01/2025	4.875%	25,000	26,997
Prestige Brands, Inc.(a)
03/01/2024	6.375%	65,000	66,471
01/15/2028	5.125%	30,000	31,198
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	2,000	2,131
Spectrum Brands, Inc.
12/15/2024	6.125%	88,000	90,132
Valvoline, Inc.
08/15/2025	4.375%	81,000	83,317
Valvoline, Inc.(a)
02/15/2030	4.250%	47,000	47,982
Total			629,213
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	21,798
06/30/2028	4.125%	55,000	56,148
CFX Escrow Corp.(a)
02/15/2024	6.000%	18,000	18,734
02/15/2026	6.375%	77,000	81,921
Gates Global LLC/Co.(a)
01/15/2026	6.250%	162,000	167,618
MTS Systems Corp.(a)
08/15/2027	5.750%	16,000	16,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
11/01/2026	6.125%	91,000	88,233
SPX FLOW, Inc.(a)
08/15/2026	5.875%	48,000	50,114
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	33,000	35,411
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,143
Welbilt, Inc.
02/15/2024	9.500%	23,000	23,331
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	65,461
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	74,000	79,843
06/15/2028	7.250%	58,000	63,461
Total			777,428
Electric 0.8%
AES Corp. (The)
05/15/2026	6.000%	18,000	18,856
09/01/2027	5.125%	19,000	20,411
Calpine Corp.(a)
06/01/2026	5.250%	46,000	47,267
02/15/2028	4.500%	67,000	68,140
03/15/2028	5.125%	84,000	86,636
02/01/2029	4.625%	12,000	12,115
02/01/2031	5.000%	12,000	12,250
Clearway Energy Operating LLC
10/15/2025	5.750%	91,000	95,323
09/15/2026	5.000%	42,000	43,532
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	98,000	102,992
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	44,000	45,759
09/15/2027	4.500%	122,000	133,663
NRG Energy, Inc.
05/15/2026	7.250%	16,000	16,889
01/15/2027	6.625%	81,000	85,216
01/15/2028	5.750%	11,000	11,827
NRG Energy, Inc.(a)
06/15/2029	5.250%	59,000	64,048
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	26,000	27,041
PG&E Corp.
07/01/2028	5.000%	25,000	25,034
07/01/2030	5.250%	18,000	18,000
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	45,000	49,430
01/15/2030	4.750%	63,000	67,675

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	31,205
02/15/2027	5.625%	97,000	101,365
07/31/2027	5.000%	59,000	61,566
Total			1,246,240
Environmental 0.2%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	23,000	24,037
07/15/2029	5.125%	16,000	17,402
GFL Environmental, Inc.(a)
06/01/2025	4.250%	87,000	88,992
08/01/2025	3.750%	65,000	65,298
12/15/2026	5.125%	37,000	38,827
05/01/2027	8.500%	105,000	114,623
Hulk Finance Corp.(a)
06/01/2026	7.000%	27,000	28,194
Total			377,373
Finance Companies 0.5%
Global Aircraft Leasing Co., Ltd.(a),(d)
09/15/2024	6.500%	108,806	72,867
Navient Corp.
07/26/2021	6.625%	39,000	39,777
06/15/2022	6.500%	82,000	84,222
06/15/2026	6.750%	30,000	30,292
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	110,000	107,969
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	57,000	55,965
03/01/2031	3.875%	91,000	89,701
Quicken Loans, Inc.(a)
01/15/2028	5.250%	49,000	51,296
SLM Corp.
10/29/2025	4.200%	40,000	40,580
Springleaf Finance Corp.
03/15/2024	6.125%	58,000	60,984
03/15/2025	6.875%	54,000	59,429
06/01/2025	8.875%	27,000	29,675
03/15/2026	7.125%	14,000	15,517
Total			738,274
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	26,000	26,015
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	120,000	115,372
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	400,000	407,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	240,000	246,581
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	25,886
11/01/2026	4.875%	60,000	62,256
05/15/2028	4.875%	28,000	30,364
Performance Food Group, Inc.(a)
05/01/2025	6.875%	17,000	17,997
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	76,000	77,793
09/30/2027	5.875%	73,000	77,153
Post Holdings, Inc.(a)
08/15/2026	5.000%	117,000	120,926
03/01/2027	5.750%	170,000	178,106
01/15/2028	5.625%	39,000	41,085
04/15/2030	4.625%	103,000	105,837
Total			1,533,083
Gaming 0.9%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	23,000	25,159
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	25,926
08/15/2026	6.000%	11,000	11,292
12/01/2027	4.750%	61,000	59,284
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	83,000	78,822
CCM Merger, Inc.(a),(e)
05/01/2026	6.375%	23,000	23,528
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	24,000	24,618
07/01/2025	6.250%	100,000	102,862
07/01/2027	8.125%	77,000	80,419
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	151,607
02/15/2025	6.500%	91,000	97,045
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,093
09/01/2026	4.500%	27,000	27,620
02/01/2027	5.750%	34,000	36,687
01/15/2028	4.500%	24,000	24,426
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	40,000	40,729
Scientific Games International, Inc.(a)
10/15/2025	5.000%	108,000	108,329
03/15/2026	8.250%	99,000	100,487
05/15/2028	7.000%	29,000	28,815
11/15/2029	7.250%	29,000	28,751
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	43,000	45,490

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	51,000	51,827
02/15/2027	3.750%	29,000	29,087
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	67,000	64,131
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	16,000	16,838
Total			1,305,872
Health Care 1.1%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	33,000	33,219
03/01/2024	6.500%	39,000	40,078
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	62,000	64,792
04/15/2029	5.000%	20,000	20,652
Avantor Funding, Inc.(a)
07/15/2028	4.625%	77,000	79,722
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	156,000	155,933
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	26,128
05/01/2028	4.250%	22,000	23,025
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	53,000	52,528
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	72,000	70,639
Encompass Health Corp.
02/01/2028	4.500%	49,000	50,194
02/01/2030	4.750%	23,000	23,942
04/01/2031	4.625%	5,000	5,145
HCA, Inc.
09/01/2028	5.625%	45,000	52,339
02/01/2029	5.875%	44,000	51,833
09/01/2030	3.500%	53,000	54,124
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	42,000	43,170
Hologic, Inc.(a)
02/15/2029	3.250%	35,000	35,208
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	16,000	16,800
02/01/2028	7.250%	20,000	20,897
Select Medical Corp.(a)
08/15/2026	6.250%	97,000	102,257
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,513
Teleflex, Inc.(a)
06/01/2028	4.250%	22,000	23,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
07/15/2024	4.625%	87,000	88,464
08/01/2025	7.000%	87,000	89,175
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	63,000	67,871
01/01/2026	4.875%	105,000	106,481
02/01/2027	6.250%	57,000	59,187
06/15/2028	4.625%	22,000	22,405
10/01/2028	6.125%	146,000	141,593
Total			1,633,371
Healthcare Insurance 0.4%
Centene Corp.(a)
06/01/2026	5.375%	133,000	139,864
Centene Corp.
12/15/2027	4.250%	120,000	126,276
12/15/2029	4.625%	72,000	78,389
02/15/2030	3.375%	95,000	98,478
10/15/2030	3.000%	118,000	122,479
Total			565,486
Home Construction 0.3%
Lennar Corp.
11/15/2024	5.875%	121,000	136,410
Meritage Homes Corp.
04/01/2022	7.000%	72,000	76,625
06/01/2025	6.000%	59,000	66,372
06/06/2027	5.125%	28,000	31,060
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	35,000	35,558
04/01/2029	4.750%	12,000	12,179
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	59,000	64,015
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	24,000	25,360
TRI Pointe Group, Inc.
06/15/2028	5.700%	15,000	16,618
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	30,000	32,514
Total			496,711
Independent Energy 1.5%
Apache Corp.
11/15/2025	4.625%	32,000	30,299
11/15/2027	4.875%	43,000	40,298
02/01/2042	5.250%	35,000	31,603
04/15/2043	4.750%	16,000	14,232
01/15/2044	4.250%	25,000	21,192

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	20,000	7,129
07/01/2026	6.375%	181,000	43,217
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	8,000	3,105
CNX Resources Corp.(a)
03/14/2027	7.250%	79,000	83,348
Comstock Resources, Inc.
08/15/2026	9.750%	17,000	17,917
08/15/2026	9.750%	14,000	14,753
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	155,000	152,253
Encana Corp.
08/15/2034	6.500%	4,000	3,744
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	24,000	24,995
01/30/2028	5.750%	95,000	98,800
EQT Corp.
10/01/2027	3.900%	32,000	30,725
EQT Corp.(e)
01/15/2029	5.000%	39,000	39,000
EQT Corp.(f)
02/01/2030	8.750%	85,000	105,587
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	76,000	70,056
11/01/2028	6.250%	59,000	54,157
Matador Resources Co.
09/15/2026	5.875%	159,000	128,105
Newfield Exploration Co.
07/01/2024	5.625%	6,000	5,805
01/01/2026	5.375%	46,000	43,240
Occidental Petroleum Corp.
08/15/2022	2.700%	125,000	115,465
08/15/2024	2.900%	149,000	124,005
07/15/2025	8.000%	130,000	126,788
09/01/2030	6.625%	272,000	238,016
04/15/2046	4.400%	46,000	30,882
08/15/2049	4.400%	95,000	63,526
Ovintiv, Inc.
11/01/2031	7.200%	5,000	4,973
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	53,000	56,354
02/15/2028	4.125%	58,000	60,442
QEP Resources, Inc.
03/01/2026	5.625%	63,000	39,937
Range Resources Corp.
08/15/2022	5.000%	52,000	52,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
06/01/2025	5.625%	19,000	7,550
09/15/2026	6.750%	107,000	40,746
01/15/2027	6.625%	77,000	29,340
WPX Energy, Inc.
06/15/2028	5.875%	33,000	33,865
01/15/2030	4.500%	139,000	133,432
Total			2,220,912
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	33,000	34,813
04/15/2027	4.250%	10,000	10,148
11/15/2039	6.750%	42,000	46,690
Total			91,651
Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	36,000	34,605
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	61,000	61,757
10/01/2028	6.500%	27,000	26,300
Cinemark USA, Inc.
06/01/2023	4.875%	21,000	17,582
Cinemark USA, Inc.(a)
05/01/2025	8.750%	44,000	45,419
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	24,000	22,743
05/15/2027	6.500%	67,000	72,152
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	25,000	22,343
03/15/2028	3.700%	19,000	13,804
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	31,000	32,280
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	80,000	74,333
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	32,825
Viking Cruises Ltd.(a)
09/15/2027	5.875%	61,000	47,112
VOC Escrow Ltd.(a)
02/15/2028	5.000%	17,000	14,740
Total			517,995
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	31,000	32,207
05/01/2028	5.750%	34,000	35,661

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	64,000	65,120
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	48,000	47,709
Total			180,697
Media and Entertainment 0.8%
Clear Channel International BV(a)
08/01/2025	6.625%	63,000	64,203
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	84,000	73,127
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	35,000	20,479
08/15/2027	6.625%	47,000	19,545
iHeartCommunications, Inc.
05/01/2026	6.375%	34,638	36,081
05/01/2027	8.375%	143,423	139,871
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	26,000	25,674
01/15/2028	4.750%	53,000	50,927
Lamar Media Corp.
02/15/2028	3.750%	31,000	30,875
01/15/2029	4.875%	32,000	33,282
Netflix, Inc.
04/15/2028	4.875%	79,000	88,835
11/15/2028	5.875%	77,000	92,020
05/15/2029	6.375%	32,000	39,420
Netflix, Inc.(a)
11/15/2029	5.375%	92,000	107,889
06/15/2030	4.875%	68,000	77,650
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	31,000	31,377
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	43,000	44,354
10/01/2030	5.875%	33,000	34,672
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	21,000	19,899
03/15/2030	4.625%	79,000	72,581
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	26,000	25,222
TEGNA, Inc.(a)
03/15/2026	4.750%	13,000	13,425
TEGNA, Inc.
09/15/2029	5.000%	60,000	60,741
Twitter, Inc.(a)
12/15/2027	3.875%	45,000	47,228
Total			1,249,377
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 1.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	75,000	77,347
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	200,000	211,968
Constellium NV(a)
03/01/2025	6.625%	83,000	84,435
02/15/2026	5.875%	206,000	209,738
Constellium SE(a)
06/15/2028	5.625%	30,000	31,260
Freeport-McMoRan, Inc.
09/01/2029	5.250%	77,000	83,350
08/01/2030	4.625%	109,000	117,351
03/15/2043	5.450%	170,000	193,628
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	169,000	175,225
04/01/2029	6.125%	82,000	84,124
Novelis Corp.(a)
09/30/2026	5.875%	175,000	180,589
01/30/2030	4.750%	94,000	95,333
Vale Overseas Ltd.
07/08/2030	3.750%	125,000	131,248
Total			1,675,596
Midstream 1.1%
Cheniere Energy Partners LP
10/01/2026	5.625%	83,000	85,150
10/01/2029	4.500%	26,000	26,504
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	76,000	78,758
DCP Midstream Operating LP
03/15/2023	3.875%	25,000	25,091
05/15/2029	5.125%	121,000	120,359
04/01/2044	5.600%	41,000	35,453
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	49,161
EQM Midstream Partners LP(a)
07/01/2025	6.000%	50,000	51,272
07/01/2027	6.500%	48,000	50,359
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	9,000	7,452
02/01/2028	7.750%	37,000	30,721
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	78,000	73,776
NuStar Logistics LP
10/01/2025	5.750%	38,000	38,253
06/01/2026	6.000%	40,000	39,645
04/28/2027	5.625%	64,000	62,723
10/01/2030	6.375%	32,000	32,228

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	92,000	85,765
Sunoco LP/Finance Corp.
01/15/2023	4.875%	32,000	32,142
02/15/2026	5.500%	75,000	75,349
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	13,498
03/01/2027	6.000%	36,000	34,245
01/15/2028	5.500%	66,000	60,664
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	32,028
02/01/2027	5.375%	51,000	51,260
01/15/2028	5.000%	110,000	108,664
01/15/2029	6.875%	25,000	26,841
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	134,000	134,687
02/01/2031	4.875%	54,000	52,729
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	95,000	97,077
Total			1,611,854
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	52,000	49,727
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	55,000	53,147
Nabors Industries Ltd.(a)
01/15/2026	7.250%	38,000	15,804
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	18,720	11,587
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	25,000	18,834
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	70,000	44,975
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	51,000	50,799
Total			244,873
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	35,000	35,717
Hillenbrand, Inc.
06/15/2025	5.750%	15,000	15,978
Total			51,695
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	48,000	46,642
10/01/2025	5.250%	110,000	100,719
02/01/2027	4.250%	6,000	5,189
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	66,000	64,990
Total			217,540
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	92,000	95,220
08/15/2027	5.250%	124,000	127,415
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	33,000	34,523
Berry Global, Inc.
07/15/2023	5.125%	51,000	51,632
Berry Global, Inc.(a)
02/15/2026	4.500%	18,000	18,228
BWAY Holding Co.(a)
04/15/2024	5.500%	63,000	63,060
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	35,000	35,509
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	48,558
Novolex(a)
01/15/2025	6.875%	23,000	22,647
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	80,000	84,102
08/15/2027	8.500%	49,000	52,462
Total			633,356
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	285,000	292,435
11/01/2025	5.500%	69,000	70,836
01/31/2027	8.500%	63,000	68,843
01/30/2028	5.000%	43,000	42,467
02/15/2029	6.250%	81,000	83,452
01/30/2030	5.250%	42,000	41,390
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	45,973
07/15/2027	5.000%	17,000	17,781
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	15,000	15,076
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	74,000	79,365

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	31,000	32,047
06/15/2028	5.000%	28,000	29,168
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	72,000	76,265
Total			895,098
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	103,743
10/15/2027	6.750%	119,000	124,950
HUB International Ltd.(a)
05/01/2026	7.000%	114,000	116,853
MGIC Investment Corp.
08/15/2028	5.250%	10,000	10,325
Radian Group, Inc.
03/15/2025	6.625%	4,000	4,342
03/15/2027	4.875%	24,000	24,593
USI, Inc.(a)
05/01/2025	6.875%	30,000	30,522
Total			415,328
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	71,000	72,454
04/15/2025	5.750%	22,000	23,460
10/15/2025	5.000%	26,000	26,649
01/15/2028	3.875%	34,000	34,523
IRB Holding Corp.(a)
06/15/2025	7.000%	54,000	57,578
02/15/2026	6.750%	199,000	200,631
Yum! Brands, Inc.(a)
04/01/2025	7.750%	10,000	10,982
Yum! Brands, Inc.
03/15/2031	3.625%	47,000	46,148
Total			472,425
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	17,000	17,203
03/01/2030	4.750%	8,000	8,254
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	11,000	11,557
Cencosud SA(a)
02/12/2045	6.625%	200,000	241,097
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	22,000	22,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	6.875%	28,000	30,005
07/01/2025	9.375%	15,000	17,407
10/01/2030	6.625%	22,000	23,086
L Brands, Inc.
06/15/2029	7.500%	32,000	34,252
11/01/2035	6.875%	62,000	63,035
Penske Automotive Group, Inc.
09/01/2025	3.500%	19,000	19,054
PetSmart, Inc.(a)
03/15/2023	7.125%	120,000	118,010
06/01/2025	5.875%	94,000	96,098
Total			701,085
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	35,000	36,165
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	35,000	38,731
02/15/2028	5.875%	71,000	75,736
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	78,000	80,443
02/15/2030	4.875%	35,000	37,159
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	17,000	17,261
Total			285,495
Technology 1.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	51,000	52,720
08/01/2025	6.875%	47,000	48,081
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	16,000	16,814
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	62,000	62,744
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	21,000	22,498
03/01/2026	9.125%	13,000	13,804
Camelot Finance SA(a)
11/01/2026	4.500%	45,000	46,855
CDK Global, Inc.
06/01/2027	4.875%	45,000	46,670
CommScope Finance LLC(a)
03/01/2027	8.250%	12,000	12,426
CommScope Technologies LLC(a)
06/15/2025	6.000%	62,000	61,485
Gartner, Inc.(a)
07/01/2028	4.500%	65,000	67,837
10/01/2030	3.750%	62,000	63,409

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	71,000	74,908
Iron Mountain, Inc.(a)
07/15/2028	5.000%	44,000	44,917
07/15/2030	5.250%	113,000	115,970
Lenovo Group Ltd.(a)
04/24/2025	5.875%	200,000	226,873
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	92,000	93,272
Microchip Technology, Inc.(a)
09/01/2025	4.250%	61,000	63,227
NCR Corp.(a)
04/15/2025	8.125%	45,000	49,477
10/01/2028	5.000%	108,000	107,461
09/01/2029	6.125%	58,000	61,200
10/01/2030	5.250%	44,000	43,701
Plantronics, Inc.(a)
05/31/2023	5.500%	178,000	171,881
PTC, Inc.(a)
02/15/2025	3.625%	16,000	16,256
02/15/2028	4.000%	23,000	23,781
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	102,000	102,208
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	9,000	9,614
11/15/2026	8.250%	100,000	108,657
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	16,000	17,710
09/01/2025	7.375%	72,000	73,358
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	61,000	61,658
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	42,000	43,597
Switch Ltd.(a)
09/15/2028	3.750%	21,000	21,109
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	34,000	35,595
06/01/2025	6.750%	58,000	58,869
Verscend Escrow Corp.(a)
08/15/2026	9.750%	115,000	123,616
Total			2,264,258
Transportation Services 0.2%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	200,000	202,133
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	62,000	59,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a),(g)
10/15/2024	0.000%	39,000	15,653
08/01/2026	0.000%	51,000	20,495
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	42,136
Total			339,499
Treasury 0.1%
Argentine Republic Government International Bond(f)
07/09/2035	0.125%	581,999	190,483
07/09/2046	0.125%	40,000	13,078
Total			203,561
Wireless 1.3%
Altice France Holding SA(a)
02/15/2028	6.000%	165,000	158,278
Altice France SA(a)
05/01/2026	7.375%	229,000	239,070
02/01/2027	8.125%	58,000	63,152
01/15/2028	5.500%	88,000	88,605
Millicom International Cellular SA(a)
01/15/2028	5.125%	200,000	210,173
SBA Communications Corp.
09/01/2024	4.875%	226,000	231,645
SBA Communications Corp.(a)
02/15/2027	3.875%	74,000	75,211
Sprint Capital Corp.
03/15/2032	8.750%	34,000	50,875
Sprint Corp.
06/15/2024	7.125%	242,000	278,389
02/15/2025	7.625%	53,000	62,596
03/01/2026	7.625%	59,000	71,770
T-Mobile USA, Inc.
01/15/2026	6.500%	145,000	151,045
02/01/2026	4.500%	50,000	51,225
02/01/2028	4.750%	62,000	66,462
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	112,000	112,274
Total			1,910,770
Wirelines 0.4%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	89,435
04/01/2025	5.625%	189,000	198,498
CenturyLink, Inc.(a)
12/15/2026	5.125%	129,000	131,912
02/15/2027	4.000%	35,000	35,782

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	106,000	104,016
03/01/2028	6.125%	89,000	90,095
Telecom Italia Capital SA
09/30/2034	6.000%	30,000	34,976
Total			684,714
Total Corporate Bonds & Notes (Cost $33,393,403)			33,734,508

Equity-Linked Notes 19.0%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a),(h)
(linked to a basket of common stocks)
03/11/2021	17.530%	5,241	5,014,018
BNP Paribas Issuance BV(a),(h)
(linked to a basket of common stocks)
04/06/2021	16.170%	5,145	4,949,584
Citigroup Global Markets Holdings, Inc.(a),(h)
(linked to a basket of common stocks)
11/17/2020	17.460%	46,830	4,609,056
Credit Suisse AG(a),(h)
(linked to a basket of common stocks)
01/19/2021	17.100%	5,000	4,820,500
Jefferies Group LLC/Capital Finance, Inc.(a),(h)
(linked to a basket of common stocks)
12/15/2020	15.410%	5,020	4,762,546
UBS AG(a),(h)
(linked to a basket of common stocks)
02/10/2021	16.070%	5,165	4,930,845
Total Equity-Linked Notes (Cost $30,254,000)			29,086,549

Exchange-Traded Equity Funds 2.3%
	Shares	Value ($)
Preferred Stock 2.3%
iShares US Preferred Stock ETF	98,656	3,573,320
Total Exchange-Traded Equity Funds (Cost $3,669,866)		3,573,320

Exchange-Traded Fixed Income Funds 12.7%

Convertible 3.1%
SPDR Bloomberg Barclays Convertible Securities ETF	68,240	4,702,418
Floating Rate 7.2%
SPDR Blackstone/GSO Senior Loan ETF	250,639	11,093,282
Exchange-Traded Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 2.4%
SPDR Portfolio Long Term Corporate Bond ETF	118,202	3,712,725
Total Exchange-Traded Fixed Income Funds (Cost $18,357,880)		19,508,425

Foreign Government Obligations(i) 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	200,000	153,127
Brazil 0.6%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	464,897
01/07/2041	5.625%	250,000	273,890
01/27/2045	5.000%	200,000	205,072
Total			943,859
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	14,000	13,843
06/01/2027	5.250%	70,000	68,159
Total			82,002
China 0.3%
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	437,685
Colombia 0.4%
Colombia Government International Bond
01/30/2030	3.000%	400,000	408,723
04/15/2031	3.125%	200,000	205,393
Total			614,116
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	433,165
Dominican Republic 0.7%
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	453,088
04/20/2027	8.625%	300,000	356,948
09/23/2032	4.875%	150,000	152,996
01/30/2060	5.875%	150,000	144,202
Total			1,107,234

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecuador 0.1%
Ecuador Government International Bond(a),(f)
07/31/2030	0.500%	100,600	66,906
07/31/2035	0.500%	198,120	109,501
07/31/2040	0.500%	90,800	45,255
Total			221,662
Egypt 0.4%
Egypt Government International Bond(a)
02/21/2048	7.903%	600,000	569,175
El Salvador 0.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%	40,000	33,110
01/18/2027	6.375%	135,000	110,528
04/10/2032	8.250%	65,000	54,308
Total			197,946
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	186,052
03/26/2051	8.950%	200,000	179,415
Total			365,467
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	203,835
Indonesia 1.0%
Indonesia Government International Bond
10/30/2049	3.700%	200,000	212,788
02/14/2050	3.500%	200,000	210,470
Pertamina Persero PT(a)
05/03/2022	4.875%	200,000	211,262
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	207,592
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	400,000	509,026
Saka Energi Indonesia PT(a)
05/05/2024	4.450%	200,000	183,932
Total			1,535,070
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	201,859
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	200,000	238,367
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	200,000	222,725
Mexico 1.2%
Mexico Government International Bond
04/16/2030	3.250%	300,000	309,881
02/10/2048	4.600%	200,000	216,437
Petroleos Mexicanos
01/23/2026	4.500%	200,000	177,172
02/12/2028	5.350%	330,000	284,148
01/23/2030	6.840%	400,000	358,175
01/28/2031	5.950%	200,000	167,188
01/23/2045	6.375%	200,000	152,091
01/23/2050	7.690%	200,000	166,721
Total			1,831,813
Panama 0.3%
Panama Government International Bond
01/23/2030	3.160%	200,000	218,304
07/23/2060	3.870%	200,000	225,561
Total			443,865
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%	200,000	243,702
Qatar 0.6%
Qatar Government International Bond(a)
03/14/2029	4.000%	600,000	702,833
04/16/2030	3.750%	200,000	232,053
Total			934,886
Romania 0.1%
Romanian Government International Bond(a)
02/14/2051	4.000%	116,000	117,960
Russian Federation 0.5%
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%	200,000	228,597
03/28/2035	5.100%	400,000	486,192
Total			714,789
Saudi Arabia 0.6%
Saudi Government International Bond(a)
03/04/2028	3.625%	200,000	221,901
01/21/2055	3.750%	625,000	667,461
Total			889,362

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	21

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	200,000	198,244
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	200,000	109,511
Turkey 0.9%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	298,597
Turkey Government International Bond
03/22/2024	5.750%	200,000	194,471
11/14/2024	5.600%	200,000	192,205
03/25/2027	6.000%	200,000	188,896
02/17/2028	5.125%	500,000	444,554
Total			1,318,723
Ukraine 0.4%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	188,307
Ukraine Government International Bond(a)
09/01/2026	7.750%	370,000	375,229
Total			563,536
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	300,000	316,060
04/16/2050	3.875%	200,000	237,817
DP World PLC(a)
07/02/2037	6.850%	200,000	251,161
Total			805,038
Venezuela 0.0%
Petroleos de Venezuela SA(a),(g)
05/16/2024	0.000%	1,329,556	47,864
11/15/2026	0.000%	120,724	4,105
Total			51,969
Virgin Islands 0.1%
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%	200,000	216,483
Total Foreign Government Obligations (Cost $16,247,939)			15,967,175

Residential Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp.(j)
CMO Series 4121 Class IA
01/15/2041	3.500%	736,388	36,701
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	75,128	2,181
Federal National Mortgage Association(b),(j)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.751%	925,563	202,544
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.001%	584,428	130,552
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.901%	189,999	40,502
Government National Mortgage Association(b),(j)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.049%	617,351	124,848
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.049%	364,474	86,333
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.999%	377,056	71,199
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.049%	170,328	37,454
Total Residential Mortgage-Backed Securities - Agency (Cost $651,700)			732,314

Residential Mortgage-Backed Securities - Non-Agency 7.5%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2016-1 Class A1
07/25/2046	6.154%	62,683	63,687
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	495,663
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.749%	339,554	335,511
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.899%	400,000	399,547

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.749%	200,000	196,217
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.899%	300,000	288,338
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	334,029	344,524
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-C Class A
02/25/2054	3.250%	187,535	187,765
Citigroup Mortgage Loan Trust, Inc.(a),(j)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	1,114,970	11,241
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.299%	289,356	260,700
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	419,097	425,280
Deephaven Residential Mortgage Trust(a),(c)
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	203,673
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	305,921
FMC GMSR Issuer Trust(a),(c)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	500,000	463,473
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.249%	500,000	502,708
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	400,000	398,516
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	146,505	147,315
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	513,505	511,675
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	295,332	295,110
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	230,921	228,646
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	122,467	121,812
OMSR(a),(k),(l)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	360,592	335,351
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.152%	257,352	229,577
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.999%	450,000	439,764
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.799%	650,000	627,759
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	402,478	403,996
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	3.023%	86,901	84,662
Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	400,000	396,858
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	401,113
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	869,464	870,518
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	503,872
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	229,918	229,474
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	394,975
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	400,000	419,762
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $11,455,136)			11,525,003

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	23

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.647%	56,432	55,573
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.897%	15,270	14,965
Total			70,538
Food and Beverage 0.0%
BellRing Brands LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	51,975	52,092
Froneri International Ltd.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.898%	12,000	11,835
Total			63,927
Technology 0.1%
Ascend Learning LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	27,525	26,877
Epicore Software Corp.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	23,000	23,489
Informatica LLC(m)
2nd Lien Term Loan
02/25/2025	7.125%	36,000	36,450
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	49,536	48,607
Total			135,423
Total Senior Loans (Cost $269,273)			269,888

U.S. Treasury Obligations 3.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2036	4.500%	15,000	22,174
02/15/2038	4.375%	9,000	13,499
02/15/2039	3.500%	236,000	322,767
11/15/2039	4.375%	184,000	280,111
05/15/2040	1.125%	46,000	43,908
08/15/2040	1.125%	31,000	29,498
02/15/2041	4.750%	11,000	17,672
08/15/2042	2.750%	435,000	541,371
05/15/2043	2.875%	361,000	458,357
05/15/2044	3.375%	309,000	424,199
08/15/2044	3.125%	163,000	215,746
11/15/2044	3.000%	163,000	211,671
02/15/2045	2.500%	94,000	112,359
02/15/2046	2.500%	490,000	586,852
08/15/2046	2.250%	67,000	76,684
11/15/2046	2.875%	20,000	25,638
02/15/2047	3.000%	65,000	85,262
05/15/2047	3.000%	37,000	48,591
08/15/2047	2.750%	91,000	114,475
11/15/2047	2.750%	41,000	51,602
02/15/2048	3.000%	66,000	86,873
05/15/2048	3.125%	42,000	56,543
08/15/2048	3.000%	77,000	101,604
11/15/2048	3.375%	72,000	101,497
02/15/2049	3.000%	55,000	72,738
05/15/2049	2.875%	97,000	125,554
08/15/2049	2.250%	63,000	72,302
11/15/2049	2.375%	190,000	223,814
02/15/2050	2.000%	156,000	169,894
05/15/2050	1.250%	137,000	124,563
08/15/2050	1.375%	350,000	328,727
Total U.S. Treasury Obligations (Cost $4,462,064)			5,146,545

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(n),(o)	9,948,007	9,947,012
Total Money Market Funds (Cost $9,945,966)		9,947,012
Total Investments in Securities (Cost: $149,830,874)		150,500,844
Other Assets & Liabilities, Net		2,452,913
Net Assets		152,953,757

At October 31, 2020, securities and/or cash totaling $1,625,691 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	108	12/2020	USD	17,629,380	—	(354,237)
U.S. Treasury 10-Year Note	132	12/2020	USD	18,244,875	—	(163,208)
Total					—	(517,445)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	3,958,000	(21,710)	—	—	—	(21,710)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $80,060,114, which represents 52.34% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2020.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $88,117, which represents 0.06% of total net assets.
(h)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $335,351, which represents 0.22% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at October 31, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	25

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	9,936,961	49,608,983	(49,596,016)	(2,916)	9,947,012	(471)	10,608	9,948,007
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,412,238	—	2,412,238
Commercial Mortgage-Backed Securities - Non-Agency	—	3,318,362	—	3,318,362
Common Stocks
Communication Services	682,084	—	—	682,084
Consumer Discretionary	388,871	—	—	388,871
Consumer Staples	1,205,126	—	—	1,205,126
Energy	629,071	—	—	629,071
Financials	1,532,831	—	—	1,532,831
Health Care	1,561,047	—	—	1,561,047
Industrials	599,211	—	—	599,211
Information Technology	1,205,019	—	—	1,205,019
Materials	165,840	—	—	165,840
Real Estate	5,939,837	—	—	5,939,837
Utilities	358,306	—	—	358,306
Total Common Stocks	14,267,243	—	—	14,267,243
Convertible Bonds	—	93,408	—	93,408
Convertible Preferred Stocks
Communication Services	—	78,120	—	78,120
Consumer Discretionary	—	60,200	—	60,200
Financials	—	58,285	—	58,285
Health Care	—	247,876	—	247,876
Industrials	—	62,628	—	62,628
Utilities	—	411,745	—	411,745
Total Convertible Preferred Stocks	—	918,854	—	918,854
Corporate Bonds & Notes	—	33,734,508	—	33,734,508
Equity-Linked Notes	—	29,086,549	—	29,086,549
Exchange-Traded Equity Funds	3,573,320	—	—	3,573,320
Exchange-Traded Fixed Income Funds	19,508,425	—	—	19,508,425
Foreign Government Obligations	—	15,967,175	—	15,967,175
Residential Mortgage-Backed Securities - Agency	—	732,314	—	732,314
Residential Mortgage-Backed Securities - Non-Agency	—	11,189,652	335,351	11,525,003
Senior Loans	—	269,888	—	269,888
U.S. Treasury Obligations	5,146,545	—	—	5,146,545
Money Market Funds	9,947,012	—	—	9,947,012
Total Investments in Securities	52,442,545	97,722,948	335,351	150,500,844
Investments in Derivatives
Liability
Futures Contracts	(517,445)	—	—	(517,445)
Swap Contracts	—	(21,710)	—	(21,710)
Total	51,925,100	97,701,238	335,351	149,961,689
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	27

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $139,884,908)	$140,553,832
Affiliated issuers (cost $9,945,966)	9,947,012
Margin deposits on:
Futures contracts	1,500,600
Swap contracts	125,091
Receivable for:
Investments sold	252,727
Investments sold on a delayed delivery basis	10,200
Dividends	38,343
Interest	967,500
Foreign tax reclaims	5,434
Expense reimbursement due from Investment Manager	925
Prepaid expenses	730
Trustees’ deferred compensation plan	33,126
Total assets	153,435,520
Liabilities
Due to custodian	7,842
Payable for:
Investments purchased	47,864
Investments purchased on a delayed delivery basis	103,322
Capital shares purchased	2,982
Variation margin for futures contracts	227,790
Variation margin for swap contracts	2,045
Management services fees	2,771
Distribution and/or service fees	84
Transfer agent fees	845
Compensation of board members	315
Compensation of chief compliance officer	6
Other expenses	52,771
Trustees’ deferred compensation plan	33,126
Total liabilities	481,763
Net assets applicable to outstanding capital stock	$152,953,757
Represented by
Paid in capital	166,021,017
Total distributable earnings (loss)	(13,067,260)
Total - representing net assets applicable to outstanding capital stock	$152,953,757
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
October 31, 2020 (Unaudited)
Class A
Net assets	$3,040,127
Shares outstanding	334,524
Net asset value per share	$9.09
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.54
Advisor Class
Net assets	$560,197
Shares outstanding	61,643
Net asset value per share	$9.09
Class C
Net assets	$2,312,418
Shares outstanding	254,488
Net asset value per share	$9.09
Institutional Class
Net assets	$2,804,714
Shares outstanding	308,586
Net asset value per share	$9.09
Institutional 2 Class
Net assets	$25,059
Shares outstanding	2,757
Net asset value per share	$9.09
Institutional 3 Class
Net assets	$144,211,242
Shares outstanding	15,905,425
Net asset value per share	$9.07
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	29

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$826,588
Dividends — affiliated issuers	10,608
Interest	4,357,369
Total income	5,194,565
Expenses:
Management services fees	501,756
Distribution and/or service fees
Class A	4,643
Class C	12,152
Transfer agent fees
Class A	2,001
Advisor Class	518
Class C	1,308
Institutional Class	1,469
Institutional 2 Class	6
Institutional 3 Class	5,298
Compensation of board members	9,643
Custodian fees	12,576
Printing and postage fees	5,517
Registration fees	43,459
Audit fees	19,804
Legal fees	1,977
Compensation of chief compliance officer	27
Other	921
Total expenses	623,075
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(171,899)
Total net expenses	451,176
Net investment income	4,743,389
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,727,518)
Investments — affiliated issuers	(471)
Foreign currency translations	7
Futures contracts	2,690,408
Swap contracts	48,746
Net realized loss	(988,828)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,678,307
Investments — affiliated issuers	(2,916)
Foreign currency translations	92
Futures contracts	(1,789,967)
Swap contracts	(150,331)
Net change in unrealized appreciation (depreciation)	8,735,185
Net realized and unrealized gain	7,746,357
Net increase in net assets resulting from operations	$12,489,746
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$4,743,389	$8,773,581
Net realized loss	(988,828)	(2,666,870)
Net change in unrealized appreciation (depreciation)	8,735,185	(10,873,791)
Net increase (decrease) in net assets resulting from operations	12,489,746	(4,767,080)
Distributions to shareholders
Net investment income and net realized gains
Class A	(113,737)	(220,529)
Advisor Class	(29,081)	(51,958)
Class C	(64,526)	(70,219)
Institutional Class	(86,780)	(335,417)
Institutional 2 Class	(560)	(2,914)
Institutional 3 Class	(4,582,101)	(8,141,919)
Total distributions to shareholders	(4,876,785)	(8,822,956)
Increase in net assets from capital stock activity	3,013,523	9,193,188
Total increase (decrease) in net assets	10,626,484	(4,396,848)
Net assets at beginning of period	142,327,273	146,724,121
Net assets at end of period	$152,953,757	$142,327,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	31

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	21,971	201,896	194,075	1,826,012
Distributions reinvested	12,253	111,511	23,341	216,891
Redemptions	(144,538)	(1,301,248)	(104,337)	(922,039)
Net increase (decrease)	(110,314)	(987,841)	113,079	1,120,864
Advisor Class
Subscriptions	828	7,500	62,352	593,250
Distributions reinvested	3,113	28,221	5,462	50,421
Redemptions	(77,393)	(721,464)	(10,913)	(102,236)
Net increase (decrease)	(73,452)	(685,743)	56,901	541,435
Class C
Subscriptions	16,190	144,643	185,991	1,752,696
Distributions reinvested	6,507	59,251	7,230	66,612
Redemptions	(31,367)	(290,149)	(42,345)	(387,097)
Net increase (decrease)	(8,670)	(86,255)	150,876	1,432,211
Institutional Class
Subscriptions	67,348	610,517	482,505	4,524,737
Distributions reinvested	8,643	78,744	33,877	319,371
Redemptions	(38,237)	(352,489)	(654,328)	(5,144,476)
Net increase (decrease)	37,754	336,772	(137,946)	(300,368)
Institutional 2 Class
Subscriptions	4,570	42,700	8,703	85,001
Distributions reinvested	30	269	254	2,381
Redemptions	(5,499)	(49,442)	(11,716)	(102,994)
Net decrease	(899)	(6,473)	(2,759)	(15,612)
Institutional 3 Class
Subscriptions	1,719,016	15,522,712	—	—
Distributions reinvested	504,322	4,581,800	878,588	8,141,369
Redemptions	(1,734,381)	(15,661,449)	(201,399)	(1,726,711)
Net increase	488,957	4,443,063	677,189	6,414,658
Total net increase	333,376	3,013,523	857,340	9,193,188
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Multi-Asset Income Fund | Semiannual Report 2020

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Columbia Multi-Asset Income Fund | Semiannual Report 2020	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$8.62	0.27	0.48	0.75	(0.28)	(0.28)
Year Ended 4/30/2020	$9.38	0.50	(0.75)	(0.25)	(0.51)	(0.51)
Year Ended 4/30/2019	$9.54	0.57	(0.11)	0.46	(0.62)	(0.62)
Year Ended 4/30/2018	$9.78	0.53	(0.31)	0.22	(0.46)	(0.46)
Year Ended 4/30/2017	$9.43	0.56	0.26	0.82	(0.47)	(0.47)
Year Ended 4/30/2016	$10.05	0.57	(0.65)	(0.08)	(0.54)	(0.54)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$8.62	0.27	0.49	0.76	(0.29)	(0.29)
Year Ended 4/30/2020	$9.38	0.53	(0.76)	(0.23)	(0.53)	(0.53)
Year Ended 4/30/2019	$9.54	0.59	(0.10)	0.49	(0.65)	(0.65)
Year Ended 4/30/2018	$9.78	0.56	(0.31)	0.25	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.61	0.23	0.84	(0.49)	(0.49)
Year Ended 4/30/2016	$10.05	0.56	(0.62)	(0.06)	(0.56)	(0.56)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$8.62	0.24	0.47	0.71	(0.24)	(0.24)
Year Ended 4/30/2020	$9.38	0.44	(0.76)	(0.32)	(0.44)	(0.44)
Year Ended 4/30/2019	$9.54	0.49	(0.10)	0.39	(0.55)	(0.55)
Year Ended 4/30/2018	$9.78	0.46	(0.31)	0.15	(0.39)	(0.39)
Year Ended 4/30/2017	$9.43	0.49	0.26	0.75	(0.40)	(0.40)
Year Ended 4/30/2016	$10.05	0.48	(0.63)	(0.15)	(0.47)	(0.47)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$8.63	0.28	0.47	0.75	(0.29)	(0.29)
Year Ended 4/30/2020	$9.38	0.52	(0.74)	(0.22)	(0.53)	(0.53)
Year Ended 4/30/2019	$9.55	0.60	(0.12)	0.48	(0.65)	(0.65)
Year Ended 4/30/2018	$9.79	0.55	(0.30)	0.25	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.59	0.26	0.85	(0.49)	(0.49)
Year Ended 4/30/2016	$10.06	0.56	(0.63)	(0.07)	(0.56)	(0.56)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$8.63	0.27	0.48	0.75	(0.29)	(0.29)
Year Ended 4/30/2020	$9.38	0.53	(0.75)	(0.22)	(0.53)	(0.53)
Year Ended 4/30/2019	$9.55	0.61	(0.13)	0.48	(0.65)	(0.65)
Year Ended 4/30/2018	$9.78	0.55	(0.29)	0.26	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.57	0.28	0.85	(0.50)	(0.50)
Year Ended 4/30/2016	$10.05	0.57	(0.63)	(0.06)	(0.56)	(0.56)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$9.09	8.71%	1.14%(c)	0.91%(c)	5.83%(c)	38%	$3,040
Year Ended 4/30/2020	$8.62	(2.97%)	1.16%	0.90%(d)	5.39%	82%	$3,837
Year Ended 4/30/2019	$9.38	5.06%	1.23%	0.91%	6.17%	60%	$3,111
Year Ended 4/30/2018	$9.54	2.27%	1.24%	0.93%	5.41%	76%	$1,395
Year Ended 4/30/2017	$9.78	8.88%	1.27%	0.94%	5.83%	69%	$800
Year Ended 4/30/2016	$9.43	(0.62%)	1.34%	0.91%	6.15%	70%	$138
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$9.09	8.84%	0.89%(c)	0.66%(c)	5.97%(c)	38%	$560
Year Ended 4/30/2020	$8.62	(2.72%)	0.91%	0.65%(d)	5.71%	82%	$1,165
Year Ended 4/30/2019	$9.38	5.33%	0.98%	0.66%	6.37%	60%	$733
Year Ended 4/30/2018	$9.54	2.53%	0.99%	0.68%	5.74%	76%	$362
Year Ended 4/30/2017	$9.78	9.17%	1.05%	0.69%	6.57%	69%	$160
Year Ended 4/30/2016	$9.43	(0.36%)	1.10%	0.64%	5.99%	70%	$9
Class C
Six Months Ended 10/31/2020 (Unaudited)	$9.09	8.30%	1.89%(c)	1.66%(c)	5.15%(c)	38%	$2,312
Year Ended 4/30/2020	$8.62	(3.70%)	1.91%	1.65%(d)	4.75%	82%	$2,270
Year Ended 4/30/2019	$9.38	4.28%	1.98%	1.66%	5.29%	60%	$1,053
Year Ended 4/30/2018	$9.54	1.51%	1.99%	1.68%	4.63%	76%	$1,019
Year Ended 4/30/2017	$9.78	8.07%	2.02%	1.69%	5.10%	69%	$668
Year Ended 4/30/2016	$9.43	(1.37%)	2.12%	1.65%	5.24%	70%	$101
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$9.09	8.72%	0.89%(c)	0.66%(c)	6.18%(c)	38%	$2,805
Year Ended 4/30/2020	$8.63	(2.61%)	0.90%	0.64%(d)	5.54%	82%	$2,337
Year Ended 4/30/2019	$9.38	5.21%	0.98%	0.66%	6.43%	60%	$3,834
Year Ended 4/30/2018	$9.55	2.53%	0.99%	0.68%	5.63%	76%	$1,571
Year Ended 4/30/2017	$9.79	9.27%	1.03%	0.69%	6.24%	69%	$1,383
Year Ended 4/30/2016	$9.43	(0.47%)	1.11%	0.65%	5.99%	70%	$313
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$9.09	8.74%	0.86%(c)	0.63%(c)	6.05%(c)	38%	$25
Year Ended 4/30/2020	$8.63	(2.58%)	0.88%	0.62%	5.70%	82%	$32
Year Ended 4/30/2019	$9.38	5.26%	0.91%	0.60%	6.59%	60%	$60
Year Ended 4/30/2018	$9.55	2.68%	0.93%	0.64%	5.60%	76%	$10
Year Ended 4/30/2017	$9.78	9.22%	0.93%	0.64%	5.99%	69%	$13
Year Ended 4/30/2016	$9.43	(0.34%)	1.06%	0.60%	6.03%	70%	$9
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	35

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$8.61	0.29	0.46	0.75	(0.29)	(0.29)
Year Ended 4/30/2020	$9.36	0.53	(0.74)	(0.21)	(0.54)	(0.54)
Year Ended 4/30/2019	$9.53	0.59	(0.10)	0.49	(0.66)	(0.66)
Year Ended 4/30/2018	$9.76	0.56	(0.29)	0.27	(0.50)	(0.50)
Year Ended 4/30/2017(e)	$9.78	0.11	(0.05)(f)	0.06	(0.08)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$9.07	8.79%	0.79%(c)	0.56%(c)	6.25%(c)	38%	$144,211
Year Ended 4/30/2020	$8.61	(2.52%)	0.82%	0.56%	5.72%	82%	$132,688
Year Ended 4/30/2019	$9.36	5.33%	0.85%	0.55%	6.35%	60%	$137,933
Year Ended 4/30/2018	$9.53	2.73%	0.87%	0.58%	5.70%	76%	$130,926
Year Ended 4/30/2017(e)	$9.76	0.66%	0.93%(c)	0.60%(c)	7.22%(c)	69%	$127,555
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	37

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Multi-Asset Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
38	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
40	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
42	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2020:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	21,710*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	354,237*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	163,208*
Total		539,155

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	48,746	48,746
Interest rate risk	2,690,408	—	2,690,408
Total	2,690,408	48,746	2,739,154

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(150,331)	(150,331)
Equity risk	(354,237)	—	(354,237)
Interest rate risk	(1,435,730)	—	(1,435,730)
Total	(1,789,967)	(150,331)	(1,940,298)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	37,909,129
Credit default swap contracts — sell protection	6,449,500

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2020.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
44	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2020:
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	2,045
Total financial and derivative net assets	(2,045)
Total collateral received (pledged) (b)	(2,045)
Net amount (c)	(0)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	45

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.51% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.66% of the Fund’s average daily net assets.
46	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of October 31, 2020, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended October 31, 2020, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $376,400 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	47

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	3,406
Class C	—	1.00(b)	399

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
48	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.99%	0.99%
Advisor Class	0.74	0.74
Class C	1.74	1.74
Institutional Class	0.74	0.74
Institutional 2 Class	0.71	0.70
Institutional 3 Class	0.65	0.64
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
149,831,000	6,632,000	(6,501,000)	131,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(11,291,288)	—	(11,291,288)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	49

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,868,096 and $52,813,640, respectively, for the six months ended October 31, 2020, of which $708,596 and $672,767, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
50	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	51

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At October 31, 2020, affiliated shareholders of record owned 94.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective January 11, 2021, the fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the fund. It is currently anticipated that the Fund will be liquidated on or about February 5, 2021, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
52	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	53

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Multi-Asset Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
54	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadviser for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the
Columbia Multi-Asset Income Fund | Semiannual Report 2020	55

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Investment Manager or Subadviser had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the forty-first and fifty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently expected to manage any assets under its Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including
56	Columbia Multi-Asset Income Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

with respect to funds for which unaffiliated subadvisers provide services information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Columbia Multi-Asset Income Fund | Semiannual Report 2020	57

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
58	Columbia Multi-Asset Income Fund | Semiannual Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Multi-Asset Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR261_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Multi-Manager Directional Alternative Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Directional Alternative Strategies Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Directional Alternative Strategies Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Boston Partners Global Investors, Inc.
Joseph Feeney, Jr., CFA
Eric Connerly, CFA
AQR Capital Management, LLC
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D.
Ronen Israel
Lars Nielsen
Wells Capital Management Incorporated
Harindra de Silva, CFA
Dennis Bein, CFA
David Krider, CFA
Average annual total returns (%) (for the period ended October 31, 2020)
	Inception	6 Months cumulative	1 Year	Life
Institutional Class*	01/03/17	1.83	-9.30	-0.46
HFRX Equity Hedge Index		6.58	-1.44	1.90
Wilshire Liquid Alternative Equity Hedge Index		3.91	-2.39	1.54
MSCI World Index (Net)		12.57	4.36	9.90
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative Index℠. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2020)
Common Stocks	152.0
Preferred Stocks	0.2
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	17.3
Total	169.5

(a)	Includes investments in Money Market Funds (amounting to $21.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2020)
Common Stocks	(68.8)
Preferred Stocks	(0.3)
Rights	(0.4)
Total	(69.5)
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2020)
Communication Services	8.8
Consumer Discretionary	15.2
Consumer Staples	7.7
Energy	3.3
Financials	9.2
Health Care	14.2
Industrials	13.5
Information Technology	17.6
Materials	8.2
Real Estate	1.1
Utilities	1.2
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2020)
Communication Services	(6.0)
Consumer Discretionary	(18.3)
Consumer Staples	(6.0)
Energy	(7.2)
Financials	(14.1)
Health Care	(9.7)
Industrials	(14.5)
Information Technology	(7.1)
Materials	(13.4)
Real Estate	(2.7)
Utilities	(1.0)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2020)(a)
	Long	Short	Net
Equity Derivative Contracts	336.2	(265.8)	70.4
Foreign Currency Derivative Contracts	39.0	(9.4)	29.6
Total Notional Market Value of Derivative Contracts	375.2	(275.2)	100.0
(a) The Fund has market exposure (long and/or short) to equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,018.30	1,011.68	13.51	13.46	2.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 80.6%
Issuer	Shares	Value ($)
Communication Services 7.1%
Diversified Telecommunication Services 0.1%
Proximus SADP	5,053	98,232
Telecom Italia SpA	274,126	93,113
Total		191,345
Entertainment 1.4%
Activision Blizzard, Inc.	5,304	401,672
Electronic Arts, Inc.(a)	3,949	473,209
Live Nation Entertainment, Inc.(a)	8,190	399,672
NetEase, Inc., ADR	4,654	403,921
Nintendo Co., Ltd.	3,100	1,676,135
Total		3,354,609
Interactive Media & Services 3.5%
Alphabet, Inc., Class A(a),(b)	929	1,501,366
Alphabet, Inc., Class C(a)	745	1,207,652
Auto Trader Group PLC	170,419	1,281,283
Facebook, Inc., Class A(a),(b)	14,064	3,700,379
Scout24 AG	1,304	105,201
Yelp, Inc.(a)	14,965	294,362
Total		8,090,243
Media 0.8%
Altice U.S.A., Inc., Class A(a)	18,189	490,193
Cogeco Communications, Inc.	382	26,608
Comcast Corp., Class A(b)	4,942	208,750
ITV PLC(a)	670,129	626,279
Nexstar Media Group, Inc., Class A	4,050	333,720
ProSiebenSat.1 Media AG(a)	6,933	77,376
Telenet Group Holding NV	516	19,845
Total		1,782,771
Wireless Telecommunication Services 1.3%
SoftBank Corp.	206,500	2,403,138
T-Mobile USA, Inc.(a)	5,426	594,527
Total		2,997,665
Total Communication Services		16,416,633
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Auto Components 0.2%
Continental AG	914	97,113
Gentex Corp.	6,577	181,986
Linamar Corp	2,610	85,315
Magna International, Inc.	496	25,327
TS Tech Co., Ltd.	4,100	113,483
Total		503,224
Automobiles 1.3%
Bayerische Motoren Werke AG	3,109	212,465
Harley-Davidson, Inc.	23,194	762,619
Peugeot SA(a)	54,495	978,959
Tesla Motors, Inc.(a),(b)	2,412	935,953
Total		2,889,996
Distributors 0.2%
Jardine Cycle & Carriage Ltd.	4,700	61,139
LKQ Corp.(a)	14,178	453,554
Total		514,693
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.(a)	2,867	453,129
K12, Inc.(a),(b)	12,060	287,872
Perdoceo Education Corp.(a),(b)	20,760	234,381
Total		975,382
Hotels, Restaurants & Leisure 2.1%
Caesars Entertainment, Inc.(a)	7,506	336,419
Domino’s Pizza, Inc.(b)	2,825	1,068,754
Evolution Gaming Group AB	12,712	942,852
Flutter Entertainment PLC(a)	3,502	606,725
Genting Singapore Ltd.	49,700	23,469
GVC Holdings PLC(a)	41,227	516,452
International Game Technology PLC	18,770	154,102
Las Vegas Sands Corp.	11,124	534,619
Wyndham Destinations, Inc.	9,300	303,459
Wyndham Hotels & Resorts, Inc.	6,285	292,315
Wynn Macau Ltd.(a)	114,800	158,612
Total		4,937,778
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.0%
Electrolux AB, Class B(a)	3,150	71,027
Husqvarna AB, Class B	5,798	59,787
Mohawk Industries, Inc.(a)	3,518	363,022
NVR, Inc.(a),(b)	217	857,821
Persimmon PLC	6,512	197,161
Token Corp.	5,300	398,853
Whirlpool Corp.(b)	1,304	241,188
Total		2,188,859
Internet & Direct Marketing Retail 3.8%
1-800-Flowers.com, Inc., Class A(a),(b)	16,486	326,917
Amazon.com, Inc.(a),(b)	867	2,632,342
boohoo Group PLC(a)	112,533	394,395
Booking Holdings, Inc.(a)	127	206,058
eBay, Inc.(b)	31,412	1,496,154
HelloFresh SE(a)	12,557	671,006
Kogan.com Ltd.	37,115	537,278
PetMed Express, Inc.(b)	12,511	370,075
Revolve Group, Inc.(a),(b)	17,748	320,884
Vipshop Holdings Ltd., ADR(a)	10,125	216,675
Wayfair, Inc., Class A(a),(b)	3,198	793,200
ZOZO, Inc.	27,200	690,007
Total		8,654,991
Leisure Products 0.1%
BRP, Inc.	2,214	119,582
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	587	65,551
Specialty Retail 1.7%
AutoNation, Inc.(a)	5,395	306,058
AutoZone, Inc.(a)	618	697,710
Best Buy Co., Inc.(b)	11,957	1,333,803
Foot Locker, Inc.	12,344	455,247
Hennes & Mauritz	647	10,519
Tractor Supply Co.(b)	5,501	732,788
Ulta Beauty, Inc.(a)	813	168,104
Williams-Sonoma, Inc.	3,555	324,252
Total		4,028,481
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	3,339	271,961
Cie Financiere Richemont SA, Class A, Registered Shares	890	55,628
Hugo Boss AG	9,726	222,989
lululemon athletica, Inc.(a),(b)	3,420	1,091,972
Pandora A/S	4,944	392,205
PVH Corp.	6,072	353,937
Ralph Lauren Corp.	4,045	270,408
Swatch Group AG (The)	368	77,932
Tapestry, Inc.	25,203	560,263
Total		3,297,295
Total Consumer Discretionary		28,175,832
Consumer Staples 6.2%
Beverages 0.7%
Carlsberg A/S, Class B	3,127	395,943
Coca-Cola European Partners PLC	25,980	927,746
PepsiCo, Inc.	2,395	319,230
Royal UNIBREW A/S	88	8,581
Total		1,651,500
Food & Staples Retailing 2.0%
Axfood AB	2,167	50,368
Etablissements Franz Colruyt NV	133	7,872
Kesko OYJ, Class B	2,784	71,439
Kobe Bussan Co., Ltd.	55,800	1,569,936
Koninklijke Ahold Delhaize NV	39,719	1,088,927
Kroger Co. (The)(b)	41,322	1,330,982
United Natural Foods, Inc.(a),(b)	25,184	366,931
Total		4,486,455
Food Products 1.5%
a2 Milk Co., Ltd. (The)(a)	58,146	563,038
Leroy Seafood Group ASA	11,998	56,357
Mondelez International, Inc., Class A	10,134	538,318
Nomad Foods Ltd.(a)	46,636	1,130,923
Orkla	9,982	94,228
SalMar ASA(a)	950	48,241
WH Group Ltd.	1,342,000	1,056,995
Total		3,488,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.1%
Clorox Co. (The)(b)	8,007	1,659,451
Essity AB, Class B	9,987	289,057
Procter & Gamble Co. (The)	4,290	588,159
Total		2,536,667
Personal Products 0.2%
Medifast, Inc.(b)	2,191	307,814
Unilever NV	1,517	85,519
Total		393,333
Tobacco 0.7%
Philip Morris International, Inc.	15,550	1,104,361
Swedish Match AB	7,801	586,499
Total		1,690,860
Total Consumer Staples		14,246,915
Energy 2.7%
Energy Equipment & Services 0.4%
ChampionX Corp.(a)	49,579	432,825
Schlumberger NV	39,520	590,429
Total		1,023,254
Oil, Gas & Consumable Fuels 2.3%
BP PLC, ADR	37,513	580,701
Canadian Natural Resources Ltd.	25,594	408,224
ConocoPhillips Co.	21,913	627,150
Diamondback Energy, Inc.	18,353	476,444
Gibson Energy, Inc.	1,892	27,862
Imperial Oil Ltd.	2,921	38,850
Keyera	3,066	43,517
Parsley Energy, Inc., Class A	55,481	555,365
Petroleo Brasileiro SA, ADR	79,028	523,956
Phillips 66	9,209	429,692
Royal Dutch Shell PLC, ADR, Class A	31,499	804,800
Royal Dutch Shell PLC, Class A	42,851	539,044
Suncor Energy, Inc.	1,644	18,546
Tourmaline Oil Corp.	3,286	42,570
World Fuel Services Corp.	4,051	85,274
Total		5,201,995
Total Energy		6,225,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.5%
Banks 4.1%
Banca Popolare dell’Emilia Romagna SC(a)	1,414	1,680
Banco BPM SpA(a)	116,258	210,601
Bank of America Corp.(b)	41,784	990,281
Bank of Montreal	504	30,010
Bank of Nova Scotia (The)	1,288	53,510
BNP Paribas SA(a)	6,995	243,949
Canadian Imperial Bank of Commerce	196	14,620
Citigroup, Inc.(b)	18,777	777,743
DBS Group Holdings Ltd.	12,600	187,688
DNB ASA(a)	10,719	144,758
Fifth Third Bancorp	33,416	775,920
Hana Financial Group, Inc.	10,416	281,362
Huntington Bancshares, Inc.	80,924	844,847
ING Groep NV(a)	45,751	313,382
JPMorgan Chase & Co.(b)	10,559	1,035,204
KBC Group NV	3,275	161,807
KeyCorp	53,419	693,379
Nordea Bank Abp(a)	26,250	197,013
OTP Bank Nyrt(a)	5,742	179,119
Regions Financial Corp.	14,818	197,079
Sumitomo Mitsui Financial Group, Inc.	7,600	210,382
Svenska Handelsbanken AB, Class A(a)	6,807	55,155
Truist Financial Corp.	25,771	1,085,475
UniCredit SpA(a)	34,958	261,814
United Overseas Bank Ltd.	16,000	222,311
Wells Fargo & Co.(b)	14,090	302,231
Total		9,471,320
Capital Markets 1.6%
Azimut Holding SpA	1,314	22,149
Banca Generali SpA(a)	4,007	114,096
Bank of New York Mellon Corp. (The)	21,082	724,378
Charles Schwab Corp. (The)	5,031	206,824
CI Financial Corp.	7,985	93,077
Credit Suisse Group AG, Registered Shares	26,537	250,281
Goldman Sachs Group, Inc. (The)	1,696	320,612
Magellan Financial Group Ltd.	9,436	365,726
Moody’s Corp.	1,984	521,594

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Partners Group Holding AG	255	229,578
S&P Global, Inc.(b)	1,677	541,218
UBS AG	8,350	97,210
UBS Group AG, Registered Shares	16,571	193,715
Total		3,680,458
Consumer Finance 0.5%
American Express Co.	1,886	172,079
Discover Financial Services	5,801	377,123
Navient Corp.	10,231	81,950
SLM Corp.	39,196	360,211
Total		991,363
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a)	2,217	447,612
Insurance 1.1%
Aegon NV	48,624	130,799
Ageas SA/NV	7,175	288,930
Allianz SE, Registered Shares	281	49,499
Allstate Corp. (The)	3,044	270,155
American International Group, Inc.	7,823	246,346
ASR Nederland NV	6,680	202,708
Assicurazioni Generali SpA	10,293	138,073
Everest Re Group Ltd.	995	196,095
Helvetia Holding AG, Registered Shares, ADR	118	9,253
iA Financial Corp., Inc.	3,457	120,449
Manulife Financial Corp.	9,009	122,122
NN Group NV	897	31,216
Poste Italiane SpA	23,670	193,234
Reinsurance Group of America, Inc.	3,548	358,419
Unipol Gruppo SpA(a)	56,537	206,222
Total		2,563,520
Thrifts & Mortgage Finance 0.0%
Genworth MI Canada, Inc.	1,102	36,560
Total Financials		17,190,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.4%
Biotechnology 2.2%
AbbVie, Inc.	10,902	927,760
Biogen, Inc.(a)	716	180,482
Galapagos NV(a)	176	20,572
Genmab A/S(a)	848	283,253
MorphoSys AG(a)	470	47,907
Neurocrine Biosciences, Inc.(a),(b)	10,472	1,033,272
Pharma Mar SA	3,060	410,796
Regeneron Pharmaceuticals, Inc.(a),(b)	1,529	831,103
Swedish Orphan Biovitrum AB(a)	7,821	134,881
Vertex Pharmaceuticals, Inc.(a),(b)	5,787	1,205,780
Total		5,075,806
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	5,842	614,053
Boston Scientific Corp.(a)	6,152	210,829
Co-Diagnostics, Inc.(a),(b)	21,832	292,767
Coloplast A/S, Class B	5,393	788,689
Demant A/S(a)	316	9,977
DiaSorin SpA	4,714	1,034,858
Envista Holdings Corp.(a)	2,017	53,289
Fisher & Paykel Healthcare Corp., Ltd.	8,955	207,168
Getinge AB, Series CPO	16,347	320,074
GN Store Nord	1,280	92,156
Koninklijke Philips NV(a)	2,988	138,395
Medtronic PLC	3,862	388,401
Siemens Healthineers AG	1,996	85,686
Sonova Holding AG(a)	891	211,495
Stryker Corp.	1,352	273,118
Zimmer Biomet Holdings, Inc.	1,417	187,186
Total		4,908,141
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	96	9,223
Anthem, Inc.(b)	1,742	475,218
Centene Corp.(a)	7,479	442,009
Cigna Corp.(b)	11,724	1,957,556
CVS Health Corp.	5,749	322,461
Fresenius Medical Care AG & Co. KGaA	6,175	471,536

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Galenica AG	801	50,513
HCA Healthcare, Inc.	3,496	433,294
Humana, Inc.(b)	4,737	1,891,389
Molina Healthcare, Inc.(a)	412	76,826
UnitedHealth Group, Inc.	2,855	871,175
Total		7,001,200
Health Care Technology 1.0%
Change Healthcare, Inc.(a)	37,949	536,978
M3, Inc.	27,400	1,850,479
Total		2,387,457
Life Sciences Tools & Services 1.1%
Avantor, Inc.(a)	26,453	615,561
ICON PLC(a)	239	43,092
IQVIA Holdings, Inc.(a)	650	100,093
PPD, Inc.(a)	9,278	305,061
QIAGEN NV(a)	137	6,505
Sartorius Stedim Biotech	3,500	1,327,235
Syneos Health, Inc.(a)	3,037	161,204
Tecan Group AG, Registered Shares	45	21,354
Total		2,580,105
Pharmaceuticals 2.0%
AstraZeneca PLC	3,437	345,094
Bayer AG, Registered Shares	9,715	456,513
H Lundbeck A/S	2,609	73,552
Hikma Pharmaceuticals PLC	14,012	455,579
Jazz Pharmaceuticals PLC(a)	665	95,827
Johnson & Johnson(b)	3,785	518,961
Merck & Co., Inc.	6,121	460,360
Novartis AG, ADR	3,253	253,994
Novartis AG, Registered Shares	3,454	269,145
Novo Nordisk A/S, Class B	10,071	642,184
Orion Oyj, Class B	3,497	149,670
Pfizer, Inc.	992	35,196
Roche Holding AG, Genusschein Shares	1,256	403,592
Sanofi	640	57,788
UCB SA	2,522	249,102
Total		4,466,557
Total Health Care		26,419,266
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.9%
Aerospace & Defense 0.6%
BWX Technologies, Inc.	5,970	328,410
Hexcel Corp.	8,168	273,465
Howmet Aerospace, Inc.	17,875	308,344
Huntington Ingalls Industries, Inc.	781	115,182
Leonardo-Finmeccanica SpA	282	1,344
Textron, Inc.	7,744	277,235
Total		1,303,980
Air Freight & Logistics 0.9%
Deutsche Post AG	6,674	295,912
Expeditors International of Washington, Inc.(b)	21,234	1,876,448
Total		2,172,360
Airlines 0.1%
Alaska Air Group, Inc.	8,056	305,242
Building Products 1.1%
Belimo Holding AG, Registered Shares	1	7,437
Carrier Global Corp.(b)	14,451	482,519
dorma+kaba Holding AG, Class B Registered Shares	210	96,556
Geberit AG	92	52,364
Masco Corp.(b)	24,547	1,315,719
Owens Corning(b)	7,728	505,952
Rockwool International A/S, Class B	380	148,739
Total		2,609,286
Commercial Services & Supplies 0.2%
Securitas AB(a)	5,494	77,553
Uchida Yoko Co., Ltd.	7,600	375,144
Total		452,697
Construction & Engineering 0.4%
Hochtief AG	3,439	252,992
MasTec, Inc.(a)	9,721	482,551
Skanska AB, Class B	7,618	142,880
Total		878,423
Electrical Equipment 1.1%
AMETEK, Inc.	4,809	472,244
Eaton Corp. PLC	2,768	287,291
Hubbell, Inc.	1,565	227,723
Prysmian SpA	3,763	102,400

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rockwell Automation, Inc.(b)	4,356	1,032,894
Signify NV(a)	8,006	284,176
Total		2,406,728
Industrial Conglomerates 0.2%
Honeywell International, Inc.	2,061	339,962
Rheinmetall AG	2,147	156,911
Total		496,873
Machinery 2.1%
Aalberts NV	1,967	65,991
Alfa Laval AB(a)	2,555	51,897
Allison Transmission Holdings, Inc.	10,728	387,817
Altra Industrial Motion Corp.	9,530	407,503
Bucher Industries AG	55	21,204
Caterpillar, Inc.(b)	1,620	254,421
CNH Industrial NV(a)	7,169	55,586
Deere & Co.	2,056	464,471
Dover Corp.	2,040	225,848
Duerr AG	1,117	32,123
Epiroc AB, Class A	180	2,688
FLSmidth & Co. A/S(a)	3,468	88,602
GEA Group AG	501	16,685
Ingersoll Rand, Inc.(a)	2,821	98,566
ITT, Inc.	4,336	262,371
KION Group AG	201	15,662
Knorr-Bremse AG	8,704	1,007,933
KONE OYJ, Class B	1,711	136,218
OC Oerlikon Corp AG	2,671	18,593
Oshkosh Corp.	3,817	257,113
Parker-Hannifin Corp.	1,088	226,696
Sandvik AB(a)	7,161	127,645
SKF AB, Class B	5,151	105,446
Sulzer AG, Registered Shares	391	28,618
Trelleborg AB, Class B(a)	8,432	140,307
Valmet OYJ	7,724	184,348
Yangzijiang Shipbuilding Holdings Ltd.	203,500	137,006
Total		4,821,358
Marine 0.0%
AP Moller - Maersk A/S, Class B	60	96,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.5%
Adecco Group AG, Registered Shares	6,192	303,618
ASGN, Inc.(a)	12,120	808,161
DKSH Holding AG	586	37,703
FTI Consulting, Inc.(a)	7,198	708,715
Huron Consulting Group, Inc.(a)	14,249	539,467
Randstad NV(a)	6,700	334,307
Robert Half International, Inc.	6,574	333,236
Stantec, Inc.	1,413	40,577
Teleperformance SA	927	278,270
Wolters Kluwer NV	39	3,158
Total		3,387,212
Road & Rail 2.3%
ComfortDelGro Corp., Ltd.	54,900	54,299
JB Hunt Transport Services, Inc.(b)	10,890	1,325,749
Kansas City Southern	3,357	591,302
Knight-Swift Transportation Holdings, Inc.(b)	24,015	912,330
Norfolk Southern Corp.	972	203,265
Old Dominion Freight Line, Inc.(b)	7,376	1,404,169
TFI International, Inc.	2,401	106,903
Union Pacific Corp.	3,357	594,827
Total		5,192,844
Trading Companies & Distributors 0.4%
Brenntag AG	7,637	488,130
Finning International, Inc.	3,331	50,654
HD Supply Holdings, Inc.(a)	3,208	127,871
WESCO International, Inc.(a)	7,255	299,196
Total		965,851
Total Industrials		25,089,012
Information Technology 14.2%
Communications Equipment 0.5%
Cisco Systems, Inc.	13,075	469,392
InterDigital, Inc.	4,862	272,175
Nokia OYJ(a)	72,200	243,401
Telefonaktiebolaget LM Ericsson, Class B	8,945	99,866
Total		1,084,834

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.9%
Adyen NV(a)	581	976,512
Arrow Electronics, Inc.(a),(b)	18,131	1,412,224
CDW Corp.(b)	5,650	692,690
Flex Ltd.(a),(b)	25,143	355,774
Jabil, Inc.	14,473	479,635
SYNNEX Corp.	3,866	508,920
Total		4,425,755
IT Services 1.0%
Amdocs Ltd.	8,461	477,031
Bechtle AG	123	21,121
Capgemini SE	3,375	389,704
CGI, Inc.(a)	638	39,589
Leidos Holdings, Inc.	5,805	481,815
Rackspace Technology, Inc.(a)	16,497	259,828
Science Applications International Corp.	9,495	725,133
Total		2,394,221
Semiconductors & Semiconductor Equipment 3.1%
ams AG(a)	8,045	172,257
Applied Materials, Inc.	12,793	757,729
Broadcom, Inc.	1,243	434,590
Dialog Semiconductor PLC(a)	5,558	211,893
KLA Corp.	1,458	287,488
Lam Research Corp.	3,497	1,196,254
Micron Technology, Inc.(a)	10,768	542,061
NVIDIA Corp.(b)	2,612	1,309,552
ON Semiconductor Corp.(a)	16,774	420,860
Qorvo, Inc.(a)	3,953	503,454
Teladoc Health, Inc.	1,771	252,954
Teradyne, Inc.(b)	12,530	1,100,761
Total		7,189,853
Software 4.9%
Adobe, Inc.(a),(b)	2,758	1,233,102
Citrix Systems, Inc.(b)	10,083	1,142,101
Cybozu, Inc.	5,600	161,594
Fortinet, Inc.(a),(b)	8,581	947,085
Intuit, Inc.(b)	4,653	1,464,206
Microsoft Corp.(b)	9,188	1,860,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Nemetschek SE	13,020	942,738
NortonLifeLock, Inc.(b)	51,505	1,059,458
Open Text Corp.	943	34,647
Oracle Corp.(b)	11,028	618,781
Sinch AB(a)	457	43,384
Software AG	4,912	175,971
SS&C Technologies Holdings, Inc.	10,008	592,674
VirnetX Holding Corp.(b)	15,497	85,853
Zoom Video Communications, Inc., Class A(a),(b)	1,911	880,799
Total		11,242,687
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.(b)	20,026	2,180,030
HP, Inc.(b)	30,498	547,744
Logitech International SA	14,441	1,214,866
NetApp, Inc.(b)	23,668	1,038,789
Seagate Technology PLC(b)	24,868	1,189,188
Western Digital Corp.	6,316	238,303
Xerox Holdings Corp.	64	1,112
Total		6,410,032
Total Information Technology		32,747,382
Materials 6.6%
Chemicals 1.8%
Corteva, Inc.	7,297	240,655
DuPont de Nemours, Inc.	14,228	809,289
Evonik Industries AG	5,232	125,970
FMC Corp.	6,759	694,420
Hexpol AB(a)	1,171	10,313
Ingevity Corp.(a)	3,771	206,953
LANXESS AG	3,349	169,854
Linde PLC	1,148	252,950
Methanex Corp.	599	17,759
Mosaic Co. (The)	27,851	515,244
Nutrien Ltd.	1,123	45,652
PPG Industries, Inc.	2,611	338,699
Solvay SA	1,881	152,832
Valvoline, Inc.	14,796	291,037
Wacker Chemie AG	111	10,708
Yara International ASA	7,490	262,116
Total		4,144,451

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.5%
Buzzi Unicem SpA	9,952	215,339
Eagle Materials, Inc.	5,049	430,427
HeidelbergCement AG	3,566	203,952
LafargeHolcim Ltd., Registered Shares(a)	6,957	298,592
Total		1,148,310
Containers & Packaging 0.3%
Avery Dennison Corp.	1,825	252,562
Graphic Packaging Holding Co.	11,146	148,130
Huhtamaki OYJ	1,850	90,368
WestRock Co.	8,756	328,788
Total		819,848
Metals & Mining 3.7%
Alamos Gold, Inc., Class A	292	2,667
Aperam SA	3,331	89,393
Aurubis AG	2,251	144,004
B2Gold Corp.	149,400	961,013
Boliden AB	2,280	62,174
Centerra Gold, Inc.	6,713	58,650
Endeavour Mining Corp.(a)	3,467	85,042
Equinox Gold Corp.(a)	5,218	55,732
First Quantum Minerals Ltd.	1,802	20,708
Fortescue Metals Group Ltd.	105,351	1,288,811
Kinross Gold Corp.	191,799	1,525,985
Kirkland Lake Gold Ltd.	1,900	86,565
Lundin Mining Corp.	12,898	77,932
Newmont Corp.	6,779	425,992
Norsk Hydro ASA(a)	27,327	76,799
Pan American Silver Corp.	26,145	830,878
Rio Tinto Ltd.	11,366	739,403
Silver Lake Resources Ltd.(a)	280,627	420,246
SSR Mining, Inc.(a)	32,342	598,629
Steel Dynamics, Inc.	13,734	432,346
Teck Resources Ltd., Class B	4,856	63,821
Yamana Gold, Inc.	29,035	161,487
Yamana Gold, Inc.	69,024	383,774
Total		8,592,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Stora Enso OYJ, Class R	5,476	79,911
UPM-Kymmene OYJ	9,881	279,227
West Fraser Timber Co., Ltd.	5,603	259,858
Total		618,996
Total Materials		15,323,656
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.3%
ICADE	4,163	210,525
Klepierre	40,841	517,460
Total		727,985
Real Estate Management & Development 0.6%
Daito Trust Construction Co., Ltd.	14,200	1,291,706
Total Real Estate		2,019,691
Utilities 0.9%
Electric Utilities 0.2%
BKW AG	418	41,522
Enel SpA	21,357	169,799
FirstEnergy Corp.	3,420	101,642
Fortum OYJ	4,039	75,920
Terna Rete Elettrica Nazionale SpA	14,192	95,821
Total		484,704
Gas Utilities 0.1%
AltaGas Ltd.	3,134	39,731
Italgas SpA	26,906	155,482
Snam SpA	10,147	49,478
Total		244,691
Independent Power and Renewable Electricity Producers 0.3%
Electric Power Development Co., Ltd.	23,600	318,946
Uniper SE	4,732	141,342
Vistra Corp.	16,365	284,260
Total		744,548

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.3%
A2A SpA	164,161	208,483
Atco Ltd., Class I	2,829	78,757
Canadian Utilities Ltd., Class A	1,201	28,071
CenterPoint Energy, Inc.	9,471	200,122
Hera	51,416	161,504
Total		676,937
Total Utilities		2,150,880
Total Common Stocks (Cost $172,293,706)		186,005,349

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
Porsche Automobil Holding SE	206	11,036
Volkswagen AG	574	83,611
Total		94,647
Total Consumer Discretionary		94,647
Consumer Staples 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	1,469	142,949
Total Consumer Staples		142,949
Total Preferred Stocks (Cost $238,450)		237,596

Money Market Funds 9.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c),(d)	21,148,330	21,146,216
Total Money Market Funds (Cost $21,142,705)		21,146,216
Total Investments (Cost $193,674,861)		207,389,161

Investments in Securities Sold Short

Common Stocks (36.5)%
Issuer	Shares	Value ($)
Communication Services (2.2)%
Diversified Telecommunication Services (0.4)%
Altice Europe NV, Class A(a)	(22,767)	(111,938)
BCE, Inc.	(1,381)	(55,497)
Deutsche Telekom AG, Registered Shares	(3,351)	(50,931)
Elisa OYJ	(2,221)	(109,204)
Infrastrutture Wireless Italiane SpA	(16,603)	(179,339)
Koninklijke KPN NV	(30,791)	(83,160)
Singapore Telecommunications Ltd.	(32,300)	(48,015)
Swisscom AG, Registered Shares	(76)	(38,654)
Telefonica Deutschland Holding AG	(22,290)	(56,221)
Telenor ASA	(1,406)	(21,726)
Telia Co. AB	(20,227)	(77,391)
United Internet AG, Registered Shares	(3,404)	(119,373)
Total		(951,449)
Entertainment (0.2)%
CTS Eventim AG & Co. KGaA(a)	(5,021)	(222,568)
Embracer Group AB(a)	(4,732)	(95,237)
Lions Gate Entertainment Corp.(a)	(26,319)	(176,337)
Total		(494,142)
Interactive Media & Services (0.3)%
Adevinta ASA(a)	(2,824)	(43,632)
Twitter, Inc.(a)	(14,595)	(603,649)
Total		(647,281)
Media (1.2)%
Dentsu, Inc.	(40,800)	(1,176,183)
JCDecaux SA(a)	(10,613)	(163,805)
Meredith Corp.	(30,567)	(336,237)
Pearson PLC	(49,670)	(328,159)
Sinclair Broadcast Group, Inc., Class A	(12,997)	(241,484)
Stroeer SE & Co. KGaA(a)	(1,584)	(114,503)
ViacomCBS, Inc., Class B	(11,176)	(319,299)
Total		(2,679,670)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services (0.1)%
Millicom International Cellular SA, SDR	(9,068)	(266,320)
Tele2 AB, Class B	(4,939)	(58,290)
Total		(324,610)
Total Communication Services		(5,097,152)
Consumer Discretionary (6.7)%
Auto Components (0.2)%
Freni Brembo SpA(a)	(7,330)	(76,160)
Nokian Renkaat OYJ	(2,907)	(89,326)
Pirelli & C SpA(a)	(22,799)	(95,060)
Xinyi Glass Holdings Ltd.	(150,000)	(329,406)
Total		(589,952)
Automobiles (1.0)%
Daimler AG, Registered Shares	(2,829)	(146,227)
Ferrari NV	(1,058)	(188,739)
Nissan Motor Co., Ltd.(a)	(319,900)	(1,132,617)
Renault SA(a)	(21,601)	(534,965)
Tesla, Inc.(a)	(927)	(359,713)
Total		(2,362,261)
Diversified Consumer Services (0.2)%
GSX Techedu, Inc., ADR(a)	(2,619)	(173,954)
Service Corp. International	(5,590)	(258,873)
Total		(432,827)
Hotels, Restaurants & Leisure (3.0)%
Autogrill SpA(a)	(10,985)	(41,175)
Carnival Corp.	(69,905)	(958,397)
Choice Hotels International, Inc.	(3,086)	(269,562)
Flight Centre Travel Group Ltd.(a)	(46,210)	(365,760)
Norwegian Cruise Line Holdings Ltd.(a)	(34,420)	(572,405)
Papa John’s International, Inc.	(3,282)	(251,401)
Restaurant Brands International, Inc.	(3,665)	(190,444)
Royal Caribbean Cruises Ltd.	(19,884)	(1,121,855)
Seaworld Entertainment, Inc.(a)	(13,081)	(288,044)
Texas Roadhouse, Inc.	(5,526)	(386,986)
Vail Resorts, Inc.	(1,025)	(237,841)
Whitbread PLC	(43,597)	(1,213,860)
Wynn Resorts Ltd.	(14,604)	(1,057,768)
Total		(6,955,498)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables (0.2)%
LGI Homes, Inc.(a)	(4,167)	(445,369)
Internet & Direct Marketing Retail (0.5)%
Delivery Hero SE(a)	(1,663)	(190,903)
Just Eat Takeaway.com NV(a)	(1,513)	(168,316)
Prosus NV(a)	(1,285)	(128,289)
Stitch Fix, Inc., Class A(a)	(8,358)	(287,766)
Wayfair, Inc., Class A(a)	(1,120)	(277,793)
Zalando SE(a)	(1,118)	(104,113)
Total		(1,157,180)
Leisure Products (0.1)%
Mattel, Inc.(a)	(14,147)	(194,804)
Multiline Retail (0.5)%
Dollarama, Inc.	(1,526)	(52,550)
Isetan Mitsukoshi Holdings Ltd.	(226,200)	(1,101,628)
Total		(1,154,178)
Specialty Retail (0.7)%
CarMax, Inc.(a)	(2,671)	(230,881)
Carvana Co.(a)	(1,395)	(258,563)
Dufry AG, Registered Shares(a)	(11,085)	(418,581)
Floor & Decor Holdings, Inc., Class A(a)	(4,392)	(320,616)
RH(a)	(883)	(296,008)
Total		(1,524,649)
Textiles, Apparel & Luxury Goods (0.3)%
Adidas AG(a)	(1,220)	(362,468)
Canada Goose Holdings, Inc.(a)	(2,853)	(88,976)
Gildan Activewear, Inc.	(954)	(19,763)
Moncler SpA(a)	(1,381)	(55,256)
Puma SE(a)	(1,307)	(114,419)
Salvatore Ferragamo SpA(a)	(5,430)	(70,046)
Total		(710,928)
Total Consumer Discretionary		(15,527,646)
Consumer Staples (2.2)%
Beverages (0.8)%
Anheuser-Busch InBev SA/NV	(6,721)	(347,652)
Davide Campari-Milano NV	(23,221)	(242,691)
Fevertree Drinks PLC	(10,323)	(269,475)
Heineken NV	(3,524)	(311,936)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Molson Coors Beverage Co., Class B	(8,205)	(289,308)
National Beverage Corp.(a)	(5,070)	(396,930)
Total		(1,857,992)
Food & Staples Retailing (0.3)%
Alimentation Couche-Tard, Inc., Class B	(327)	(10,070)
BJ’s Wholesale Club Holdings, Inc.(a)	(6,168)	(236,173)
Casey’s General Stores, Inc.	(1,579)	(266,172)
Empire Co., Ltd., Class A	(241)	(6,575)
George Weston Ltd.	(141)	(9,888)
Loblaw Companies Ltd.	(215)	(10,702)
METRO AG	(7,880)	(77,274)
Metro, Inc.	(1,353)	(63,116)
Rite Aid Corp.(a)	(8,325)	(76,091)
Total		(756,061)
Food Products (0.8)%
AAK AB(a)	(1,393)	(27,111)
Bakkafrost P/F(a)	(1,100)	(62,927)
Barry Callebaut AG, Registered Shares	(18)	(37,164)
Beyond Meat, Inc.(a)	(1,710)	(243,555)
Cal-Maine Foods, Inc.(a)	(6,221)	(238,575)
Chocoladefabriken Lindt & Spruengli AG	(12)	(95,142)
Hormel Foods Corp.	(5,479)	(266,772)
Kraft Heinz Co. (The)	(8,143)	(249,094)
Lamb Weston Holdings, Inc.	(5,215)	(330,892)
Maple Leaf Foods, Inc.	(1,897)	(34,543)
Mowi ASA	(2,783)	(43,966)
Premium Brands Holdings Corp.	(847)	(60,421)
Saputo, Inc.	(2,147)	(52,261)
Total		(1,742,423)
Personal Products (0.2)%
Beiersdorf AG	(823)	(86,176)
Kose Corp.	(2,700)	(344,184)
Total		(430,360)
Tobacco (0.1)%
Japan Tobacco, Inc.	(16,600)	(312,531)
Swedish Match AB	(475)	(35,712)
Total		(348,243)
Total Consumer Staples		(5,135,079)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (2.7)%
Energy Equipment & Services (0.3)%
Saipem SpA	(174,911)	(308,171)
SBM Offshore NV	(16,215)	(262,037)
Subsea 7 SA(a)	(10,542)	(70,014)
Tenaris SA	(4,120)	(19,661)
Total		(659,883)
Oil, Gas & Consumable Fuels (2.4)%
Cameco Corp.	(15,210)	(144,531)
Cenovus Energy, Inc.	(4,551)	(14,893)
Enbridge, Inc.	(2,717)	(74,864)
Eni SpA	(160,712)	(1,125,795)
EQT Corp.	(18,740)	(283,724)
Equinor ASA, ADR	(16,170)	(207,461)
Hess Corp.	(9,760)	(363,267)
Husky Energy, Inc.	(651)	(1,676)
Inter Pipeline Ltd.	(11,138)	(99,149)
Koninklijke Vopak NV	(1,796)	(93,353)
Marathon Petroleum Corp.	(39,970)	(1,179,115)
Neste OYJ	(3,367)	(175,601)
Oil Search Ltd.	(149,092)	(269,181)
Peabody Energy Corp.(a)	(132,214)	(170,556)
Pembina Pipeline Corp.	(1,946)	(40,737)
PrairieSky Royalty, Ltd.	(1,438)	(8,818)
Statoil ASA	(36,193)	(461,813)
Suncor Energy, Inc.	(36,100)	(407,253)
TC Energy Corp.	(1,873)	(73,722)
WPX Energy, Inc.(a)	(64,890)	(299,143)
Total		(5,494,652)
Total Energy		(6,154,535)
Financials (5.2)%
Banks (3.1)%
Bank of Hawaii Corp.	(9,097)	(551,642)
Commerce Bancshares, Inc.	(7,650)	(476,212)
Commonwealth Bank of Australia	(7,465)	(362,437)
Community Bank System, Inc.	(8,510)	(493,495)
Cullen/Frost Bankers, Inc.	(6,094)	(428,225)
CVB Financial Corp.	(23,401)	(409,518)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
DBS Group Holdings Ltd.	(4,600)	(68,521)
FinecoBank Banca Fineco SpA(a)	(27,611)	(379,096)
First Financial Bankshares, Inc.	(17,018)	(507,307)
Glacier Bancorp, Inc.	(12,854)	(460,173)
Hang Seng Bank Ltd.	(28,600)	(440,613)
Independent Bank Corp.	(8,867)	(507,990)
Intesa Sanpaolo SpA(a)	(7,336)	(12,179)
M&T Bank Corp.	(4,570)	(473,361)
Mediobanca Banca di Credito Finanziario SpA	(37,121)	(263,549)
National Bank of Canada	(820)	(39,354)
NatWest Group PLC(a)	(79,497)	(128,178)
Nordea Bank Abp(a)	(8,414)	(63,149)
Oversea-Chinese Banking Corp., Ltd.	(1,781)	(10,985)
Royal Bank of Canada	(1,588)	(111,040)
Skandinaviska Enskilda Banken AB, Class A(a)	(6,065)	(52,045)
Swedbank AB, Class A(a)	(4,762)	(74,552)
Toronto-Dominion Bank (The)	(286)	(12,618)
Trustmark Corp.	(17,214)	(402,635)
United Overseas Bank Ltd.	(1,400)	(19,452)
Westamerica Bancorporation	(7,377)	(386,333)
Total		(7,134,659)
Capital Markets (0.9)%
Brookfield Asset Management, Inc., Class A	(4,808)	(142,872)
Deutsche Bank AG(a)	(75,676)	(699,332)
EQT AB	(4,631)	(87,994)
Franklin Resources, Inc.	(15,150)	(284,063)
Hamilton Lane, Inc., Class A	(4,122)	(287,304)
Partners Group Holding AG	(163)	(146,750)
TMX Group Ltd.	(1,193)	(115,924)
WisdomTree Investments, Inc.	(78,633)	(286,224)
Total		(2,050,463)
Consumer Finance (0.2)%
Credit Acceptance Corp.(a)	(1,302)	(388,152)
Diversified Financial Services (0.3)%
Element Fleet Management Corp.	(12,331)	(116,155)
Onex Corp.	(12,636)	(546,299)
Total		(662,454)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance (0.7)%
Baloise Holding AG, Registered Shares	(221)	(30,223)
Gjensidige Forsikring ASA	(4,524)	(86,205)
Hannover Rueck SE	(1,105)	(160,581)
Intact Financial Corp.	(947)	(97,820)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	(672)	(157,501)
RLI Corp.	(3,904)	(338,477)
Sampo OYJ	(8,835)	(333,402)
Sun Life Financial, Inc.	(987)	(39,271)
Swiss Re AG	(3,590)	(257,621)
Tryg A/S	(3,961)	(109,929)
Zurich Insurance Group AG	(336)	(111,601)
Total		(1,722,631)
Total Financials		(11,958,359)
Health Care (3.5)%
Biotechnology (1.0)%
Allogene Therapeutics, Inc.(a)	(6,056)	(205,419)
Applied Therapeutics, Inc.(a)	(5,122)	(83,335)
Aprea Therapeutics, Inc.(a)	(8,836)	(192,713)
Argenx SE(a)	(330)	(82,349)
Clovis Oncology, Inc.(a)	(53,469)	(263,602)
Global Blood Therapeutics, Inc.(a)	(1,954)	(103,328)
Idorsia Ltd.(a)	(8,692)	(228,100)
Inovio Pharmaceuticals, Inc.(a)	(4,503)	(44,355)
Iovance Biotherapeutics, Inc.(a)	(10,573)	(377,245)
Moderna, Inc.(a)	(3,505)	(236,482)
Oncopeptides AB(a)	(7,218)	(126,803)
Sage Therapeutics, Inc.(a)	(1,967)	(144,338)
ZIOPHARM Oncology, Inc.(a)	(104,859)	(219,155)
Total		(2,307,224)
Health Care Equipment & Supplies (1.1)%
Alcon, Inc.(a)	(4,092)	(232,643)
Ambu A/S	(4,419)	(134,030)
Carl Zeiss Meditec AG	(1,349)	(174,304)
Cochlear Ltd.	(6,172)	(921,205)
Elekta AB, Class B	(6,870)	(80,352)
Glaukos Corp.(a)	(5,724)	(320,086)
Siemens Healthineers AG	(2,727)	(117,067)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
SmileDirectClub, Inc.(a)	(16,601)	(147,749)
Straumann Holding AG, Registered Shares	(299)	(312,112)
Total		(2,439,548)
Health Care Providers & Services (0.2)%
Acadia Healthcare Co., Inc.(a)	(6,312)	(225,023)
Amplifon SpA(a)	(5,888)	(214,074)
Total		(439,097)
Health Care Technology (0.3)%
American Well Corp., Class A(a)	(4,579)	(118,184)
CompuGroup Medical SE & Co KgaA	(314)	(26,979)
GoodRx Holdings, Inc., Class A(a)	(2,129)	(103,022)
Inovalon Holdings, Inc.(a)	(16,690)	(316,943)
Tabula Rasa HealthCare, Inc.(a)	(5,009)	(173,011)
Total		(738,139)
Life Sciences Tools & Services (0.2)%
Bachem Holding AG, Registered B Shares	(23)	(9,298)
Evotec SE(a)	(12,752)	(336,999)
Lonza Group AG, Registered Shares	(46)	(27,872)
Total		(374,169)
Pharmaceuticals (0.7)%
Axsome Therapeutics, Inc.(a)	(5,041)	(334,269)
Bausch Health Companies, Inc.(a)	(475)	(7,826)
Canopy Growth Corp.(a)	(3,345)	(62,843)
Merck KGaA	(711)	(105,321)
NGM Biopharmaceuticals, Inc.(a)	(6,293)	(109,120)
Omeros Corp.(a)	(8,939)	(90,641)
Phathom Pharmaceuticals, Inc.(a)	(2,836)	(111,625)
Provention Bio, Inc.(a)	(1,372)	(16,272)
Reata Pharmaceuticals, Inc., Class A(a)	(2,593)	(302,629)
Recordati Industria Chimica e Farmaceutica SpA	(334)	(17,316)
Relmada Therapeutics, Inc.(a)	(3,483)	(107,729)
Royalty Pharma PLC, Class A	(5,057)	(185,592)
TherapeuticsMD, Inc.(a)	(159,944)	(195,132)
Vifor Pharma AG	(599)	(67,415)
Total		(1,713,730)
Total Health Care		(8,011,907)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (5.1)%
Aerospace & Defense (1.5)%
Airbus Group SE(a)	(15,840)	(1,158,951)
Boeing Co. (The)	(1,716)	(247,773)
CAE, Inc.	(559)	(9,554)
Cubic Corp.	(5,274)	(311,746)
Elbit Systems Ltd.	(1,565)	(176,350)
MTU Aero Engines AG	(711)	(121,525)
Rolls-Royce Holdings PLC(a)	(300,042)	(277,709)
Saab AB, Class B(a)	(3,078)	(70,611)
Singapore Technologies Engineering Ltd.	(36,100)	(92,283)
Triumph Group, Inc.	(98,966)	(653,176)
Virgin Galactic Holdings, Inc.(a)	(16,360)	(284,991)
Total		(3,404,669)
Air Freight & Logistics (0.2)%
DSV PANALPINA A/S	(2,535)	(411,282)
Airlines (0.4)%
Air Canada(a)	(8,712)	(96,321)
American Airlines Group, Inc.	(28,212)	(318,231)
Deutsche Lufthansa AG, Registered Shares(a)	(16,671)	(142,622)
Singapore Airlines Ltd.	(15,600)	(38,713)
Spirit Airlines, Inc.(a)	(18,740)	(329,262)
Total		(925,149)
Building Products (0.5)%
AO Smith Corp.	(2,165)	(111,909)
ASSA ABLOY AB, Class B	(345)	(7,394)
Lennox International, Inc.	(1,263)	(343,107)
Nibe Industrier AB, B Shares(a)	(3,339)	(80,399)
TOTO Ltd.	(8,400)	(383,506)
Trex Co., Inc.(a)	(4,586)	(318,910)
Total		(1,245,225)
Commercial Services & Supplies (0.5)%
Boyd Group Services, Inc.	(126)	(18,074)
BrightView Holdings, Inc.(a)	(22,960)	(280,801)
Healthcare Services Group, Inc.	(9,211)	(210,748)
ISS A/S(a)	(17,278)	(224,330)
Ritchie Bros. Auctioneers, Inc.	(391)	(23,701)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Societe BIC SA	(6,638)	(317,965)
Tomra Systems ASA	(1,964)	(79,319)
Total		(1,154,938)
Construction & Engineering (0.1)%
Boskalis Westminster(a)	(2,471)	(49,689)
SNC-Lavalin Group, Inc.	(21)	(294)
Sweco AB	(1,035)	(52,081)
WSP Global, Inc.	(533)	(33,713)
Total		(135,777)
Electrical Equipment (0.1)%
ABB Ltd., Registered Shares	(8,374)	(203,195)
Ballard Power Systems, Inc.(a)	(530)	(7,817)
Siemens Energy AG(a)	(179)	(3,919)
Vestas Wind Systems A/S	(430)	(73,773)
Total		(288,704)
Industrial Conglomerates (0.0)%
Keppel Corp., Ltd.	(17,800)	(57,200)
Lifco AB	(380)	(27,816)
Siemens AG, Registered Shares	(152)	(17,832)
Total		(102,848)
Machinery (0.9)%
Atlas Copco AB, Class A	(5,059)	(223,310)
Kennametal, Inc.	(4,718)	(146,258)
Komax Holding AG, Registered Shares(a)	(994)	(180,040)
Lindsay Corp.	(1,330)	(140,049)
NTN Corp.(a)	(89,100)	(165,253)
Proto Labs, Inc.(a)	(4,524)	(534,194)
Rational AG	(324)	(242,823)
Schindler Holding AG	(303)	(77,618)
Trinity Industries, Inc.	(5,890)	(110,968)
VAT Group AG	(50)	(9,381)
Volvo AB, B Shares(a)	(890)	(17,299)
Wartsila OYJ	(162)	(1,287)
Xylem, Inc.	(1,982)	(172,711)
Total		(2,021,191)
Marine (0.0)%
Kuehne + Nagel International AG, Registered Shares	(54)	(10,793)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (0.2)%
Dun & Bradstreet Holdings, Inc.(a)	(16,863)	(435,740)
Thomson Reuters Corp.	(595)	(46,258)
Total		(481,998)
Road & Rail (0.5)%
Canadian National Railway Co.	(267)	(26,524)
Canadian Pacific Railway Ltd.	(106)	(31,677)
Central Japan Railway Co.	(2,900)	(350,665)
Keio Corp.	(5,600)	(325,456)
Odakyu Electric Railway Co., Ltd.	(11,800)	(284,764)
Sotetsu Holdings, Inc.	(10,600)	(261,592)
Total		(1,280,678)
Trading Companies & Distributors (0.1)%
IMCD NV	(621)	(71,875)
Indutrade AB(a)	(816)	(41,313)
Toromont Industries Ltd.	(260)	(16,188)
Total		(129,376)
Transportation Infrastructure (0.1)%
Atlantia SpA(a)	(8,846)	(135,791)
Flughafen Zurich AG(a)	(175)	(23,617)
Fraport AG Frankfurt Airport Services Worldwide(a)	(1,034)	(37,398)
SATS Ltd	(14,300)	(31,186)
Total		(227,992)
Total Industrials		(11,820,620)
Information Technology (2.6)%
Electronic Equipment, Instruments & Components (0.3)%
Adyen NV(a)	(60)	(100,845)
Cognex Corp.	(7,637)	(503,278)
Hexagon AB, Class B(a)	(938)	(68,753)
Venture Corp Ltd.	(600)	(8,458)
Total		(681,334)
IT Services (0.6)%
Jack Henry & Associates, Inc.	(2,220)	(329,115)
MongoDB, Inc.(a)	(1,580)	(360,983)
Nexi SpA(a)	(1,384)	(21,305)
Shopify, Inc., Class A(a)	(258)	(238,761)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Shopify, Inc., Class A(a)	(53)	(48,860)
Western Union Co.	(17,608)	(342,300)
Total		(1,341,324)
Semiconductors & Semiconductor Equipment (0.3)%
ASML Holding NV	(141)	(51,014)
Brooks Automation, Inc.	(4,427)	(206,741)
Cree, Inc.(a)	(6,973)	(443,483)
Infineon Technologies AG	(2,386)	(66,429)
Total		(767,667)
Software (1.4)%
Altair Engineering, Inc., Class A(a)	(10,622)	(457,065)
Appian Corp.(a)	(5,411)	(342,516)
Blackberry Ltd.(a)	(6,064)	(27,218)
Blackline, Inc.(a)	(4,639)	(453,138)
Ceridian HCM Holding, Inc.(a)	(3,820)	(329,360)
Constellation Software, Inc.	(7)	(7,348)
Descartes Systems Group, Inc. (The)(a)	(309)	(16,569)
Guidewire Software, Inc.(a)	(4,199)	(403,566)
Kinaxis, Inc.(a)	(240)	(36,637)
Lightspeed POS, Inc.(a)	(439)	(14,044)
Nemetschek SE	(1,047)	(75,810)
Q2 Holdings, Inc.(a)	(5,056)	(461,309)
SAP SE	(47)	(5,014)
SimCorp A/S	(144)	(17,175)
Slack Technologies, Inc., Class A(a)	(6,566)	(167,958)
TeamViewer AG(a)	(444)	(19,571)
Temenos AG, Registered Shares	(3,169)	(340,578)
Total		(3,174,876)
Technology Hardware, Storage & Peripherals (0.0)%
Logitech International SA, Registered Shares	(708)	(59,561)
Total Information Technology		(6,024,762)
Materials (4.9)%
Chemicals (2.0)%
Akzo Nobel NV	(797)	(76,662)
Albemarle Corp.	(3,187)	(297,060)
BASF SE	(2,280)	(124,849)
Christian Hansen Holding A/S	(2,506)	(252,880)
Clariant AG, Registered Shares	(2,198)	(37,708)

Common Stocks (continued)
Issuer	Shares	Value ($)
Covestro AG	(832)	(39,708)
Ecolab, Inc.	(1,818)	(333,767)
EMS-Chemie Holding AG, Registered Shares	(103)	(90,597)
Ferro Corp.(a)	(16,917)	(217,553)
Givaudan SA, Registered Shares	(38)	(154,962)
International Flavors & Fragrances, Inc.	(2,756)	(282,931)
Koninklijke DSM NV	(1,113)	(177,999)
Mitsubishi Chemical Holdings Corp.	(80,200)	(451,378)
Novozymes A/S, Class B	(1,486)	(89,370)
OCI NV(a)	(9,122)	(109,206)
Quaker Chemical Corp.	(2,681)	(511,508)
Sika AG	(1,115)	(274,295)
Symrise AG	(1,461)	(180,157)
Tokai Carbon Co., Ltd.	(30,100)	(341,670)
Umicore SA	(13,464)	(519,055)
Wacker Chemie AG	(2,051)	(197,864)
Total		(4,761,179)
Containers & Packaging (0.4)%
Amcor PLC	(25,022)	(260,979)
BillerudKorsnas AB	(21,448)	(335,041)
Greif, Inc., Class A	(5,320)	(215,939)
SIG Combibloc Group AG(a)	(1,396)	(28,714)
Total		(840,673)
Metals & Mining (2.3)%
Agnico Eagle Mines Ltd.	(6,277)	(497,703)
Agnico Eagle Mines Ltd.	(946)	(74,889)
Allegheny Technologies, Inc.(a)	(73,850)	(680,159)
Antofagasta PLC	(32,479)	(433,081)
ArcelorMittal SA(a)	(11,374)	(154,232)
Compass Minerals International, Inc.	(3,198)	(193,095)
Franco-Nevada Corp.	(1,166)	(158,924)
JFE Holdings, Inc.(a)	(167,700)	(1,178,289)
SSAB AB, Class A(a)	(24,938)	(72,368)
Thyssenkrupp AG(a)	(172,700)	(824,341)
voestalpine AG	(30,895)	(859,093)
Wheaton Precious Metals Corp.	(2,350)	(107,843)
Total		(5,234,017)

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products (0.2)%
Holmen AB, B Shares	(187)	(7,082)
Nippon Paper Industries Co., Ltd.	(29,500)	(333,135)
Svenska Cellulosa AB SCA, Class B(a)	(12,750)	(172,463)
Total		(512,680)
Total Materials		(11,348,549)
Real Estate (1.0)%
Equity Real Estate Investment Trusts (REITS) (1.0)%
Host Hotels & Resorts, Inc.	(95,615)	(1,002,045)
Iron Mountain, Inc.	(9,675)	(252,131)
Public Storage	(1,513)	(346,583)
Ryman Hospitality Properties, Inc.	(7,530)	(300,070)
Sun Communities, Inc.	(2,390)	(328,936)
Total		(2,229,765)
Real Estate Management & Development (0.0)%
CapitaLand Ltd.	(22,100)	(41,587)
City Developments Ltd.	(8,000)	(37,151)
Total		(78,738)
Total Real Estate		(2,308,503)
Utilities (0.4)%
Electric Utilities (0.2)%
Elia Group SA/NV	(845)	(81,730)
Emera, Inc.	(3,208)	(127,978)
Fortis, Inc.	(656)	(25,914)
Ørsted A/S	(1,653)	(262,354)
Total		(497,976)
Independent Power and Renewable Electricity Producers (0.1)%
Boralex, Inc., Class A	(2,153)	(62,620)
Innergex Renewable Energy, Inc.	(5,169)	(93,192)
Northland Power, Inc.	(216)	(6,986)
TransAlta Renewables, Inc.	(574)	(7,195)
Total		(169,993)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities (0.1)%
Algonquin Power & Utilities Corp.	(3,991)	(60,510)
E.ON SE	(7,846)	(81,710)
RWE AG	(182)	(6,735)
Total		(148,955)
Total Utilities		(816,924)
Total Common Stocks (Proceeds $87,792,558)		(84,204,036)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(512)	(216,720)
Total Health Care		(216,720)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,664)	(85,648)
Total Materials		(85,648)
Total Preferred Stocks (Proceeds $226,497)		(302,368)

Rights (0.2)%
Issuer	Shares	Value ($)
Industrials (0.2)%
Aerospace & Defense (0.2)%
Rolls-Royce Holdings PLC(a)	(1,000,140)	(505,315)
Total Industrials		(505,315)
Total Rights (Proceeds $971,052)		(505,315)
Total Investments in Securities Sold Short (Proceeds $88,990,107)		(85,011,719)
Total Investments in Securities, Net of Securities Sold Short		122,377,442
Other Assets & Liabilities, Net		108,507,503
Net Assets		230,884,945

At October 31, 2020, securities and/or cash totaling $163,907,593 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	21

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,500 AUD	7,552 USD	Citi	12/16/2020	170	—
114,500 CAD	86,632 USD	Citi	12/16/2020	671	—
44,500 CHF	49,315 USD	Citi	12/16/2020	717	—
1,272,000 DKK	202,006 USD	Citi	12/16/2020	2,789	—
881,004 EUR	1,043,832 USD	Citi	12/16/2020	16,688	—
13,500 GBP	17,796 USD	Citi	12/16/2020	301	—
52,500 HKD	6,772 USD	Citi	12/16/2020	1	—
8,000 ILS	2,347 USD	Citi	12/16/2020	1	—
116,500 NOK	12,474 USD	Citi	12/16/2020	272	—
1,500 NZD	997 USD	Citi	12/16/2020	5	—
2,402,500 SEK	274,213 USD	Citi	12/16/2020	4,066	—
44,500 SGD	32,793 USD	Citi	12/16/2020	215	—
336,479 USD	462,496 AUD	Citi	12/16/2020	—	(11,314)
1,076,347 USD	1,412,004 CAD	Citi	12/16/2020	—	(16,288)
847,357 USD	768,000 CHF	Citi	12/16/2020	—	(8,634)
126,854 USD	797,500 DKK	Citi	12/16/2020	—	(1,952)
2,120,772 USD	1,787,505 EUR	Citi	12/16/2020	—	(36,757)
682,426 USD	516,000 GBP	Citi	12/16/2020	—	(13,724)
169,476 USD	1,314,000 HKD	Citi	12/16/2020	11	—
31,354 USD	106,500 ILS	Citi	12/16/2020	—	(127)
1,248,107 USD	132,382,000 JPY	Citi	12/16/2020	17,128	—
102,894 USD	923,992 NOK	Citi	12/16/2020	—	(6,122)
7,845 USD	12,000 NZD	Citi	12/16/2020	90	—
8,032 USD	12,000 NZD	Citi	12/16/2020	—	(97)
5,226 USD	46,500 SEK	Citi	12/16/2020	2	—
255,253 USD	2,234,000 SEK	Citi	12/16/2020	—	(4,053)
149,636 USD	204,500 SGD	Citi	12/16/2020	80	—
7,364 USD	10,000 SGD	Citi	12/16/2020	—	(43)
10,500 AUD	7,552 USD	JPMorgan	12/16/2020	170	—
114,500 CAD	86,632 USD	JPMorgan	12/16/2020	671	—
44,500 CHF	49,315 USD	JPMorgan	12/16/2020	717	—
1,272,000 DKK	202,005 USD	JPMorgan	12/16/2020	2,789	—
880,996 EUR	1,043,822 USD	JPMorgan	12/16/2020	16,687	—
13,500 GBP	17,796 USD	JPMorgan	12/16/2020	301	—
52,500 HKD	6,772 USD	JPMorgan	12/16/2020	1	—
8,000 ILS	2,347 USD	JPMorgan	12/16/2020	1	—
116,500 NOK	12,474 USD	JPMorgan	12/16/2020	272	—
1,500 NZD	997 USD	JPMorgan	12/16/2020	5	—
2,402,500 SEK	274,212 USD	JPMorgan	12/16/2020	4,066	—
44,500 SGD	32,793 USD	JPMorgan	12/16/2020	215	—
336,485 USD	462,504 AUD	JPMorgan	12/16/2020	—	(11,314)
1,076,342 USD	1,411,996 CAD	JPMorgan	12/16/2020	—	(16,289)
847,358 USD	768,000 CHF	JPMorgan	12/16/2020	—	(8,635)
126,854 USD	797,500 DKK	JPMorgan	12/16/2020	—	(1,952)
2,120,763 USD	1,787,495 EUR	JPMorgan	12/16/2020	—	(36,759)
682,427 USD	516,000 GBP	JPMorgan	12/16/2020	—	(13,725)
169,477 USD	1,314,000 HKD	JPMorgan	12/16/2020	11	—
31,354 USD	106,500 ILS	JPMorgan	12/16/2020	—	(127)
1,248,109 USD	132,382,000 JPY	JPMorgan	12/16/2020	17,126	—
102,895 USD	924,008 NOK	JPMorgan	12/16/2020	—	(6,122)
7,845 USD	12,000 NZD	JPMorgan	12/16/2020	90	—
8,032 USD	12,000 NZD	JPMorgan	12/16/2020	—	(97)
5,226 USD	46,500 SEK	JPMorgan	12/16/2020	2	—
255,253 USD	2,234,000 SEK	JPMorgan	12/16/2020	—	(4,054)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
149,636 USD	204,500 SGD	JPMorgan	12/16/2020	80	—
7,364 USD	10,000 SGD	JPMorgan	12/16/2020	—	(43)
Total				86,411	(198,228)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	11/2020	EUR	532,500	—	(36,743)
CAC40 Index	19	11/2020	EUR	872,100	—	(75,466)
DAX Index	3	12/2020	EUR	867,300	—	(145,371)
FTSE 100 Index	19	12/2020	GBP	1,057,065	—	(98,810)
FTSE/MIB Index	2	12/2020	EUR	179,010	—	(22,921)
Hang Seng Index	1	11/2020	HKD	1,207,850	—	(3,016)
IBEX 35 Index	3	11/2020	EUR	193,149	—	(16,124)
MSCI Singapore Index	6	11/2020	SGD	165,390	—	(4,483)
OMXS30 Index	21	11/2020	SEK	3,610,950	—	(26,908)
S&P 500 Index E-mini	137	12/2020	USD	22,363,195	—	(517,420)
S&P/TSX 60 Index	8	12/2020	CAD	1,480,640	—	(46,725)
SPI 200 Index	7	12/2020	AUD	1,030,750	—	(1,324)
TOPIX Index	17	12/2020	JPY	267,410,000	—	(37,575)
Total					—	(1,032,886)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	1-Month AUD BBSW, 1-Month HKD HIBOR or 1-Month JPY BBA LIBOR based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	58,768,164	313,188	—	—	—	313,188	—
1-Month USD LIBOR minus 0.500%	Total return on Formosa Petrochemical Corp.	Monthly	Macquarie	12/21/2021	USD	180,241	4,053	(21)	—	—	4,032	—
1-Day Overnight Fed Funds Effective Rate minus 3.000%	Total return on Formosa Petrochemical Corp.	Monthly	Macquarie	12/21/2021	USD	108,124	760	—	—	—	760	—
1-Month USD LIBOR minus 1.642%	Total return on SillaJen, Inc.	Monthly	Macquarie	12/21/2021	USD	34,895	(146)††	(95)	—	—	—	(241)
1-Day HKD HIBOR minus 0.500%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	12/21/2021	HKD	305,867	(3,323)	—	—	—	—	(3,323)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	23

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month HKD HIBOR minus 1.500%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	12/21/2021	HKD	865,155	(12,604)	(32)	—	—	—	(12,636)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	12/21/2021	USD	1,329,704	(79,145)	6,300	—	—	—	(72,845)
Total return on a portfolio of long and short positions†	1-Day Overnight Fed Funds Effective Rate, EONIA or SONIA based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/29/2021	USD	136,728,183	(460,202)	—	—	—	—	(460,202)
Total							(237,419)	6,152	—	—	317,980	(549,247)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index DEC 20	Citi	12/2020	CHF	190,760	—	—	—	(21,121)
Hang Seng Index NOV 20	JPMorgan	11/2020	HKD	1,207,850	—	—	—	(3,372)
Swiss Market Index DEC 20	JPMorgan	12/2020	CHF	286,140	—	—	—	(30,978)
Swiss Market Index DEC 20	Morgan Stanley International	12/2020	CHF	667,660	—	—	—	(34,819)
Total					—	—	—	(90,290)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.090%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.403%
1-Month USD LIBOR	London Interbank Offered Rate	0.140%
EONIA index	Euro Overnight Index Average	(0.472%)
SONIA	Sterling Overnight Index Average	0.055%
1-Month AUD BBSW	Bank Bill Swap Rate	0.052%
1-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.090%)
1-Day HKD HIBOR	Hong Kong Interbank Offered Rate	0.321%
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	26,997,662	94,273,676	(100,117,261)	(7,861)	21,146,216	40	27,154	21,148,330
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	25

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	10,036,031	6,380,602	—	16,416,633
Consumer Discretionary	20,685,776	7,490,056	—	28,175,832
Consumer Staples	8,273,915	5,973,000	—	14,246,915
Energy	5,686,205	539,044	—	6,225,249
Financials	12,190,838	4,999,995	—	17,190,833
Health Care	15,803,518	10,615,748	—	26,419,266
Industrials	19,262,409	5,826,603	—	25,089,012
Information Technology	27,841,121	4,906,261	—	32,747,382
Materials	10,603,644	4,720,012	—	15,323,656
Real Estate	—	2,019,691	—	2,019,691
Utilities	732,583	1,418,297	—	2,150,880
Total Common Stocks	131,116,040	54,889,309	—	186,005,349
Preferred Stocks
Consumer Discretionary	—	94,647	—	94,647
Consumer Staples	—	142,949	—	142,949
Total Preferred Stocks	—	237,596	—	237,596
Money Market Funds	21,146,216	—	—	21,146,216
Total Investments in Securities	152,262,256	55,126,905	—	207,389,161
Investments in Securities Sold Short
Common Stocks
Communication Services	(1,732,503)	(3,364,649)	—	(5,097,152)
Consumer Discretionary	(8,600,332)	(6,927,314)	—	(15,527,646)
Consumer Staples	(2,841,138)	(2,293,941)	—	(5,135,079)
Energy	(3,368,909)	(2,785,626)	—	(6,154,535)
Financials	(7,902,464)	(4,055,895)	—	(11,958,359)
Health Care	(4,797,668)	(3,214,239)	—	(8,011,907)
Industrials	(5,260,695)	(6,559,925)	—	(11,820,620)
Information Technology	(5,190,249)	(834,513)	—	(6,024,762)
Materials	(3,832,350)	(7,516,199)	—	(11,348,549)
Real Estate	(2,229,765)	(78,738)	—	(2,308,503)
Utilities	(384,395)	(432,529)	—	(816,924)
Total Common Stocks	(46,140,468)	(38,063,568)	—	(84,204,036)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Preferred Stocks
Health Care	—	(216,720)	—	(216,720)
Materials	—	(85,648)	—	(85,648)
Total Preferred Stocks	—	(302,368)	—	(302,368)
Rights
Industrials	—	(505,315)	—	(505,315)
Total Rights	—	(505,315)	—	(505,315)
Total Investments in Securities Sold Short	(46,140,468)	(38,871,251)	—	(85,011,719)
Total Investments in Securities, Net of Securities Sold Short	106,121,788	16,255,654	—	122,377,442
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	86,411	—	86,411
Swap Contracts	—	317,980	—	317,980
Liability
Forward Foreign Currency Exchange Contracts	—	(198,228)	—	(198,228)
Futures Contracts	(1,032,886)	—	—	(1,032,886)
Swap Contracts	—	(639,296)	(241)	(639,537)
Total	105,088,902	15,822,521	(241)	120,911,182
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	27

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $172,532,156)	$186,242,945
Affiliated issuers (cost $21,142,705)	21,146,216
Cash	360,000
Foreign currency (cost $616,661)	615,271
Cash collateral held at broker for:
Swap contracts	9,607,135
Securities sold short	92,236,470
Other(a)	3,430,000
Margin deposits on:
Futures contracts	2,677,211
Unrealized appreciation on forward foreign currency exchange contracts	86,411
Unrealized appreciation on swap contracts	317,980
Receivable for:
Investments sold	2,693,154
Capital shares sold	125,806
Dividends	170,142
Foreign tax reclaims	266,846
Variation margin for futures contracts	14,306
Expense reimbursement due from Investment Manager	1,204
Prepaid expenses	1,113
Trustees’ deferred compensation plan	29,733
Other assets	604
Total assets	320,022,547
Liabilities
Securities sold short, at value (proceeds $88,990,107)	85,011,719
Unrealized depreciation on forward foreign currency exchange contracts	198,228
Unrealized depreciation on swap contracts	639,537
Payable for:
Investments purchased	2,318,846
Capital shares purchased	417,502
Dividends and interest on securities sold short	84,935
Variation margin for futures contracts	336,171
Management services fees	10,144
Transfer agent fees	44,424
Compensation of board members	216
Compensation of chief compliance officer	10
Other expenses	46,137
Trustees’ deferred compensation plan	29,733
Total liabilities	89,137,602
Net assets applicable to outstanding capital stock	$230,884,945
Represented by
Paid in capital	240,339,093
Total distributable earnings (loss)	(9,454,148)
Total - representing net assets applicable to outstanding capital stock	$230,884,945
Institutional Class
Net assets	$230,884,945
Shares outstanding	37,805,033
Net asset value per share	$6.11

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,768,306
Dividends — affiliated issuers	27,154
Foreign taxes withheld	(93,716)
Total income	1,701,744
Expenses:
Management services fees	1,865,575
Transfer agent fees
Institutional Class	261,271
Compensation of board members	10,325
Custodian fees	144,428
Printing and postage fees	26,223
Registration fees	19,671
Audit fees	25,274
Legal fees	3,039
Interest on collateral	40
Dividends and interest on securities sold short	971,249
Interest on interfund lending	35
Compensation of chief compliance officer	41
Other	6,780
Total expenses	3,333,951
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(211,339)
Total net expenses	3,122,612
Net investment loss	(1,420,868)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,211,869
Investments — affiliated issuers	40
Foreign currency translations	221,931
Forward foreign currency exchange contracts	488,028
Futures contracts	6,755,830
Securities sold short	(18,092,422)
Swap contracts	(3,556,960)
Net realized loss	(1,971,684)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,589,029
Investments — affiliated issuers	(7,861)
Foreign currency translations	122,340
Forward foreign currency exchange contracts	(81,888)
Futures contracts	(3,795,909)
Securities sold short	1,091,138
Swap contracts	(266,645)
Net change in unrealized appreciation (depreciation)	7,650,204
Net realized and unrealized gain	5,678,520
Net increase in net assets resulting from operations	$4,257,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	29

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment loss	$(1,420,868)	$(334,973)
Net realized loss	(1,971,684)	(17,415,393)
Net change in unrealized appreciation (depreciation)	7,650,204	(9,948,318)
Net increase (decrease) in net assets resulting from operations	4,257,652	(27,698,684)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(3,881)
Institutional Class	—	(1,969,137)
Total distributions to shareholders	—	(1,973,018)
Increase (decrease) in net assets from capital stock activity	5,468,385	(1,696,451)
Total increase (decrease) in net assets	9,726,037	(31,368,153)
Net assets at beginning of period	221,158,908	252,527,061
Net assets at end of period	$230,884,945	$221,158,908

	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Distributions reinvested	—	—	550	3,815
Redemptions	—	—	(81,210)	(562,971)
Net decrease	—	—	(80,660)	(559,156)
Institutional Class
Subscriptions	4,836,327	29,379,834	7,489,953	49,620,671
Distributions reinvested	—	—	286,212	1,969,137
Redemptions	(3,893,665)	(23,911,449)	(8,100,665)	(52,727,103)
Net increase (decrease)	942,662	5,468,385	(324,500)	(1,137,295)
Total net increase (decrease)	942,662	5,468,385	(405,160)	(1,696,451)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30,
		2020	2019	2018	2017 (a)
Per share data
Net asset value, beginning of period	$6.00	$6.78	$10.82	$10.60	$10.25
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.01)	(0.01)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	0.15	(0.72)	(0.80)	0.92	0.36
Total from investment operations	0.11	(0.73)	(0.81)	0.83	0.35
Distributions to shareholders
Distributions from net investment income	—	—	(0.06)	(0.18)	—
Distributions from net realized gains	—	(0.05)	(3.17)	(0.43)	—
Total distributions to shareholders	—	(0.05)	(3.23)	(0.61)	—
Net asset value, end of period	$6.11	$6.00	$6.78	$10.82	$10.60
Total return	1.83%	(10.81%)	(5.65%)	7.67%	3.41%
Ratios to average net assets
Total gross expenses(b)	2.85%(c),(d),(e),(f)	2.31%(d),(e)	2.16%(d),(e),(f)	2.36%(d)	2.49%(c),(d)
Total net expenses(b),(g)	2.67%(c),(d),(e),(f)	2.19%(d),(e)	2.12%(d),(e),(f)	2.36%(d)	2.29%(c),(d)
Net investment loss	(1.22%)(c)	(0.14%)	(0.11%)	(0.83%)	(0.05%)(c)
Supplemental data
Net assets, end of period (in thousands)	$230,885	$221,159	$251,976	$290,666	$1,049,952
Portfolio turnover	126%	197%	146%(h)	158%	100%

Notes to Financial Highlights
(a)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2020	4/30/2020	4/30/2019	4/30/2018	4/30/2017
Institutional Class	0.83%	0.32%	0.19%	0.40%	0.46%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The rate for the year ended April 30, 2019, as disclosed in the April 30, 2020 and 2019 financial statements was calculated and presented incorrectly and has been corrected.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	31

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	317,980*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	86,411
Total		404,391

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,032,886*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	639,537*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	198,228
Total		1,870,651

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	6,755,830	(3,556,960)	3,198,870
Foreign exchange risk	488,028	—	—	488,028
Total	488,028	6,755,830	(3,556,960)	3,686,898

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(3,795,909)	(266,645)	(4,062,554)
Foreign exchange risk	(81,888)	—	—	(81,888)
Total	(81,888)	(3,795,909)	(266,645)	(4,144,442)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	30,881,664

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	306,179	(187,794)
Total return swap contracts	210,699	(553,261)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2020.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2020:
	Citi ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	Macquarie ($)	Morgan Stanley ($)	Morgan Stanley International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	43,207	43,204	-	-	-	-	86,411
OTC total return swap contracts (b)	-	313,188	-	4,792	-	-	317,980
Total assets	43,207	356,392	-	4,792	-	-	404,391
Liabilities
Forward foreign currency exchange contracts	99,111	99,117	-	-	-	-	198,228
OTC total return swap contracts (b)	-	-	-	89,045	-	460,202	549,247
OTC total return swap contracts on futures (b)	21,121	34,350	-	-	-	34,819	90,290
Securities borrowed	-	-	34,106,763	-	50,904,956	-	85,011,719
Total liabilities	120,232	133,467	34,106,763	89,045	50,904,956	495,021	85,849,484
Total financial and derivative net assets	(77,025)	222,925	(34,106,763)	(84,253)	(50,904,956)	(495,021)	(85,445,093)
Total collateral received (pledged) (c)	(77,025)	-	(34,106,763)	(84,253)	(50,904,956)	(495,021)	(85,668,018)
Net amount (d)	-	222,925	-	-	-	-	222,925

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to 1.60% of the Fund’s daily net assets.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC, Boston Partners Global Investors, Inc. and Wells Capital Management Incorporated, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.22
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2021
Institutional Class	1.84%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
104,685,000	30,394,000	(14,168,000)	16,226,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2020 as arising on May 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
5,507,645	6,651,262
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $348,966,035 and $346,960,080, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	420,000	0.60	5
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
42	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At October 31, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
44	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	45

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager and AQR Capital Management, LLC, Boston Partners Global Investors, Inc. and Wells Capital Management Incorporated (the Subadvisers) with respect to Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
46	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadvisers’ investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and each Subadviser’s experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadvisers for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on each Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring each Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	47

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreements. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager or Subadvisers had taken or were taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the forty-first and fifty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, to the extent publicly available, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
48	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide transfer agency and shareholder services to the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020	49

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
50	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_K01_(12/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21, 2020